[american century logo]
                                    American
                                  Century(sm)

                               Prospectus and
                               Proxy Statement

                                JUNE 2, 1997

                    Important Voting Information Inside!

[front cover]


                              TABLE OF CONTENTS

LETTER FROM THE PRESIDENT....................................................1
IMPORTANT INFORMATION YOU SHOULD CONSIDER....................................3
Notice of Special Meeting of Shareholders....................................7
COMBINED PROSPECTUS/PROXY STATEMENT..........................................9
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS.......................11
     Comparison of Fund Service Providers...................................14
     Risk Factors...........................................................14
TRANSACTION AND OPERATING EXPENSE INFORMATION...............................15
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.......................18
     Summary of Plan of Reorganization......................................18
     Description of the Acquiring Funds Securities..........................20
     Reasons Supporting the Reorganization..................................21
     Federal Income Tax Consequences........................................21
     Capitalization.........................................................21
Information About the Funds.................................................23
     Acquiring Funds........................................................23
     Liquidating Funds......................................................25
     Fundamental Investment Restrictions....................................26
INFORMATION RELATING TO VOTING MATTERS......................................27
     General Information....................................................27
     Voting and Revocation of Proxies.......................................28
     Record Date............................................................28
     Quorum.................................................................28
     Shareholder Vote Required..............................................28
     Cost of Proxy Solicitation.............................................29
     Certain Shareholders...................................................29
     Appraisal Rights.......................................................30
     Annual Meetings........................................................31
ADDITIONAL INFORMATION......................................................31
     Litigation.............................................................32
     Financial Statements...................................................32
     Other Business.........................................................32
     Shareholder Inquiries..................................................33
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.................................33
APPENDIX I: STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS................39
APPENDIX II: CURRENT FUNDAMENTAL INVESTMENT RESTRICTIONS....................40


     Table of Contents                            American Century Investments


                        American Century Investments
                              4500 Main Street
                         Kansas City, Missouri 64111

                                  June 2, 1997

Dear American Century Shareholder:

     I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of Shareholders to be held on Wednesday, July 30, 1997. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

     As a shareholder of one of the American Century mutual funds listed below, you are being asked to approve the combination of your fund(s) with a similar fund that has the same or substantially the same investment objectives and policies.

                         Short-Term Government Fund
                      Intermediate-Term Government Fund
                        Limited-Term Tax-Exempt Fund
                      Intermediate-Term Tax-Exempt Fund
                          Long-Term Tax-Exempt Fund

     The reason for each combination is that the funds to be combined are very similar, as you will see by reading the enclosed materials. Please note that if the fund combinations are approved, the dollar value of your account(s) will not change.

     After reviewing many factors, your Board of Directors believes the combination is in your fund's and your best interests for the following reasons:

     o    lower total fees to shareholders;

     o management and operational efficiencies may be achieved by combining two funds into one;

     o    customer confusion  regarding which fund to choose will be eliminated;
          and

     o    there will be no dilution of the interests of existing shareholders.


Proxy Statement                                                                1


     We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

     If you lead a busy life, as I do, you're probably tempted to put these materials aside, having the best intentions to return to them at another time. PLEASE DON'T DO THAT. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and telephone calls. PLEASE TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR PROXY CARD TODAY.

     To more efficiently handle this proxy solicitation, we have hired D.F. King & Co., Inc. to act as our proxy solicitor. If you have any questions or need any help in voting your shares, please call them at 1-800-755-3107. Any question they cannot respond to will be forwarded to us immediately.

     I appreciate you taking the time to consider this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                    Sincerely,


                                    /s/James E. Stowers III
                                    James E. Stowers III
                                    President and Chief Executive Officer


2                                                   American Century Investments


                              IMPORTANT INFORMATION
                               YOU SHOULD CONSIDER

     The following Q&A is a brief summary of some of the issues that may be important to you. More detailed information is available, as described elsewhere in this document. Please read all the enclosed proxy materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

     If you own other American Century Funds and/or accounts, you may receive additional proxy statements and proxy voting cards in a separate mailing. It is important that you vote ALL proxy cards that you receive.

     WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

     The Board of Directors has recommended reorganizing the funds as follows:

Short-Term Gov't Fund               into   Adjustable Rate Gov't Securities Fund
Intermediate-Term Gov't Fund        into   Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund        into   Limited-Term Tax-Free Fund
Intermediate-Term Tax-Exempt Fund   into   Intermediate-Term Tax-Free Fund
Long-Term Tax-Exempt Fund           into   Long-Term Tax-Free Fund

     These combinations require shareholder approval. The meeting will be held on Wednesday, July 30, 1997, at 10 a.m. Central time at the companies' offices at 4500 Main Street,Kansas City, Missouri. Shareholders of record as of the close of business on May 16, 1997, are eligible to vote.

     WHY IS THE REORGANIZATION BEING PROPOSED?

     The reorganization seeks to achieve operational and investment management efficiencies by combining funds with similar investment objectives, investment policies and approaches, procedures and portfolio securities. Combining these similar funds also will help eliminate confusion regarding which fund to choose and result in lower management fees.

     HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

     Shareholders  of the  Liquidating  Funds are  being  asked to  approve  the combination of their fund with the corresponding Acquiring Fund. The reorganization will take the form of a sale of assets by your fund in exchange for shares of the Acquiring Funds. Your fund will then distribute the shares it receives to its shareholders.

     WHAT WILL I GET IF THE REORGANIZATION IS APPROVED?

     As a result of the liquidating distribution, you will receive shares of the corresponding Acquiring Fund in an amount equal to the dollar value of your shares on the date the combination takes place (probably August 30th). Because the net asset value (price per share) of your fund may be different


Proxy Statement                 Important Information You Should Consider   3


than the net asset value of the corresponding fund with which your fund will be combined, you may receive a different number of shares than you have, but the TOTAL DOLLAR VALUE of your account after the reorganization WILL BE THE SAME as before the reorganization.

     WHY DID THE BOARD OF DIRECTORS APPROVE THE REORGANIZATION?

     AFTER  REVIEWING  MANY  FACTORS,   YOUR  BOARD  OF  DIRECTORS   UNANIMOUSLY
DETERMINED THAT THE REORGANIZATION WAS IN THE BEST INTERESTS OF EACH OF THE LIQUIDATING FUNDS AND ITS SHAREHOLDERS. Some of the factors considered include:

o THE TOTAL EXPENSE RATIO OF EACH OF THE ACQUIRING FUNDS IS, IN ALL CASES, LOWER THAN THE TOTAL EXPENSE RATIO OF THE CORRESPONDING LIQUIDATING FUND;

o the similarity of the corresponding two funds' investment objectives and policies;

o    the possibility of achieving management and operational efficiencies;

o the fact that each fund's investment advisor is a wholly owned subsidiary of American Century Companies, Inc. and that the parent company is taking steps to consolidate all investment advisory activities into a single investment advisor; and

o    that there will be no dilution of the interests of existing shareholders.


     WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF YOUR FUND?

     No. The portfolio managers of your fund also serve as portfolio managers for the fund with which your fund will be combined.

     WILL THE EXCHANGE FOR SHARES OF THE ACQUIRING FUNDS CAUSE ME TO REALIZE INCOME OR CAPITAL GAINS FOR TAX PURPOSES?

     No. The exchange of shares in the reorganization will be tax-free. Your tax basis and holding period for your shares will be unchanged.

     HOW DO THE FEE STRUCTURE AND TOTAL EXPENSE RATIO OF MY FUND COMPARE TO THAT OF THE ACQUIRING FUND'S?

     Each Acquiring Fund's Board of Trustees has approved, and has recommended that shareholders also approve, a management fee that is in many ways similar to the expense structure of your fund. Under this "all-inclusive" management fee structure, the Acquiring Funds will pay a single management fee. In exchange for this fee, the manager is responsible for paying all of the costs associated with providing or procuring all services for the fund except taxes, interest, brokerage commissions, the fees and expenses of outside directors, and extraordinary items. The following table sets forth the total operating expenses for your fund and the expected total operating expenses for each of the Acquiring Funds after the reorganization (assuming the fee structure approved by the Acquiring Funds' Boards of Trustees is also approved by shareholders):


4   Important Information You Should Consider       American Century Investments

Liquidating Funds                                 Acquiring Funds
-----------------------------------------------------------------------------------------------------
Short-Term Gov't Fund                   0.70%     Adjustable Rate Gov't Securities Fund         0.60%
Intermediate-Term Gov't Fund            0.75%     Intermediate-Term Treasury Fund               0.52%
Limited-Term Tax-Exempt Fund            0.60%     Limited-Term Tax-Free Fund                    0.52%
Intermediate-Term Tax-Exempt Fund       0.60%     Intermediate-Term Tax-Free Fund               0.52%
Long-Term Tax-Exempt Fund               0.60%     Long-Term Tax-Free Fund                       0.52%

     ARE ANY OF THE ACQUIRING FUNDS RISKIER THAN MY FUND?

     Relative risk is difficult to assess with corresponding funds that are as similar as these, and not all experts agree on the definition of risk. But if you interpret "risk" to mean short-term price volatility, then we would probably expect the corresponding funds' risks to be fairly similar. The funds invest in similar investment portfolios and utilize similar investment techniques. The corresponding funds also have similar weighted average maturities. Although the Short-Term Government Fund and Adjustable Rate Government Securities Fund currently do have different risk profiles, it is a condition of the reorganization that the Adjustable Rate Government Securities Fund adopt the investment objective and policies of the Short-Term Government Fund prior to the reorganization.

     HOW DO I VOTE MY SHARES?

     We've made it easy for you. You can vote by mail, phone, fax or in person at the Special Meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. You can fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D.F. King & Co., Inc., our proxy solicitor, can accept your vote over the phone -- simply call 1-800-755-3107. Or, you can vote in person at the Special Meeting set for July 30, 1997.

     If you have any questions regarding the proxy statement or need assistance in voting your shares, please call D.F. King & Co., Inc. at 1-800-755-3107.

     IF I SEND MY PROXY IN NOW AS REQUESTED, CAN I CHANGE MY VOTE LATER?

     Yes. A proxy can be revoked at any time by writing to us, by sending us another proxy, or by attending the meeting and voting in person. Even if you plan to attend the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting.

     WHEN AND HOW WILL THE COMBINATION TAKE PLACE?

     Subject to receiving shareholder approval, the reorganization is scheduled to take place on August 30, 1997. After the funds have calculated their net asset value on August 29, each of the Liquidating Funds will transfer all of its assets and liabilities to the Acquiring Funds in exchange for the appropriate number of Acquiring Fund shares. Each Liquidating Fund will then make a liquidating distribution of those shares pro rata to its shareholders


Proxy Statement                    Important Information You Should Consider   5


according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

     HOW WILL THE DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES CHANGE AS A RESULT OF THE REORGANIZATION?

     They won't. The Acquiring Funds have the same distribution, purchase, redemption and exchange policies and procedures as the Liquidating Funds.

     WHERE CAN I GET MORE INFORMATION ABOUT THE FUNDS?

     Each fund is registered with the Securities and Exchange Commission. As a result, each has on file with the Commission a Prospectus and Statement of Additional Information with even more detailed information than is contained in this document. A copy of each applicable Acquiring Fund's Prospectus accompanies this Proxy Statement. If you are a shareholder of the Short-Term Government Fund, you should refer to your copy of that fund's prospectus for a description of what the ARM Fund's investment objective and policies will be following the combination. In addition, the funds issue semiannual and annual reports to their shareholders that contain financial and operating information regarding the funds. For shareholders of the Intermediate-Term Government Fund, the manager's discussion and analysis of fund performance portion of the Intermediate-Term Treasury Fund's most recent Annual Report to Shareholders is included in this document on page 33. If you are a shareholder of the Short-Term Government fund or one of the tax-exempt funds, the performance history of your fund will survive the reorganization. As a result, for information regarding the manager's discussion and analysis of your fund's recent performance, you should refer to your fund's Annual Report, dated October 31, 1996, which you have previously received. If you would like a copy of the any of the funds' Prospectuses, Statements of Additional Information, or most recent Annual or Semiannual Report, please call our proxy solicitor at 1-800-755-3107.


6   Important Information You Should Consider       American Century Investments


                         NOTICE OF SPECIAL MEETING
                               OF SHAREHOLDERS

                     AMERICAN CENTURY MUTUAL FUNDS, INC.

                        American Century Investments
                              4500 Main Street
                              P. O. Box 419200
                      Kansas City, Missouri 64141-6200
                               (800) 345-2021

                         TO BE HELD ON JULY 30, 1997

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the American Century-Benham Short-Term Government Fund, American Century-Benham Intermediate-Term Government Fund, American Century-Benham Limited-Term Tax-Exempt Fund, American Century-Benham Intermediate-Term Tax-Exempt Fund and American Century-Benham Long-Term Tax-Exempt Fund, each a portfolio of American Century Mutual Funds, Inc. (the "Liquidating Funds") will be held at the companies' offices at 4500 Main Street, Kansas City, Missouri on Wednesday, July 30, 1997, at 10:00 a.m. (Central time) for the following purposes:

1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a) the transfer of substantially all of the assets and liabilities of the Liquidating Funds to certain investment portfolios of American Century Government Income Trust and American Century Municipal Trust as described in the attached proxy statement (the "Acquiring Funds") in exchange for shares in the Acquiring Funds; and

     (b) the distribution of the Acquiring Funds' shares to the shareholders of the Liquidating Funds according to their respective interests; and

2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The proposed reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on May 16, 1997, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.


Proxy Statement                    Notice of Special Meeting of Shareholders   7


     WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO YOU WILL BE REPRESENTED AT THE MEETING.

     The Boards of Directors recommend that you cast your vote FOR the reorganization.


                                    BY ORDER OF THE BOARDS OF DIRECTORS

                                    William M. Lyons
                                    Executive Vice President

                                    June 2, 1997


8   Notice of Special Meeting of Shareholders       American Century Investments


                            COMBINED PROSPECTUS/
                               PROXY STATEMENT

                  AMERICAN CENTURY GOVERNMENT INCOME TRUST
                      AMERICAN CENTURY MUNICIPAL TRUST
                     AMERICAN CENTURY MUTUAL FUNDS, INC.

                                June 2, 1997

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Mutual Funds, Inc. on behalf of its Short-Term Government Fund, Intermediate-Term Government Fund, Limited-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund in connection with a Special Meeting of Shareholders to be held on Wednesday, July 30, 1997, at 10 a.m. Central time at the companies' offices at 4500 Main Street, Kansas City, Missouri.

     At the Special Meeting, shareholders of the funds identified below are being asked to approve the combination of their fund into the Acquiring Fund indicated below opposite its name.

                Liquidating Funds                                   Acquiring Funds
------------------------------------------------------------------------------------------------
       AMERICAN CENTURY MUTUAL FUNDS, INC.             AMERICAN CENTURY GOVERNMENT INCOME TRUST
------------------------------------------------------------------------------------------------
           Short-Term Government Fund*                Adjustable Rate Government Securities Fund
        Intermediate-Term Government Fund                  Intermediate-Term Treasury Fund*


                                                           AMERICAN CENTURY MUNICIPAL TRUST
                                                      ------------------------------------------
          Limited-Term Tax-Exempt Fund*                       Limited-Term Tax-Free Fund
       Intermediate-Term Tax-Exempt Fund*                   Intermediate-Term Tax-Free Fund
           Long-Term Tax-Exempt Fund*                           Long-Term Tax-Free Fund
---------------------

* Denotes the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization fund.

     Each fund reorganization involves funds that are similarly managed diversified, open-end mutual funds that invest in a similar mix of fixed income securities. The purpose of the reorganization is to achieve management and operational efficiencies by combining these similar funds. Each fund has shares registered with the Securities and Exchange Commission.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the Acquiring Funds' shares that are to be issued in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference.


Proxy Statement                          Combined Prospectus/Proxy Statement   9


     A Statement of Additional Information, dated June 2, 1997, about your fund and the Acquiring Funds has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling or writing to us at the address or telephone number set forth below.

     The principal executive offices of your fund and the Acquiring Funds are located at American Century Investments, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

     Copies of the Acquiring Funds' prospectuses accompany this document and are incorporated into it by reference. If you are a shareholder of the Short-Term Government Fund, you should be aware that as a condition to your fund's consolidation with the Adjustable Rate Government Securities (the "ARM Fund"), the shareholders of the ARM Fund must adopt an investment objective and strategies that are substantially the same as those of your fund. As a result, you may want to review your own copy of the Short-Term Government Fund prospectus for information about the fund's operations following the consolidation.

     The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission; some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call our proxy solicitor, D.F. King & Co., Inc., at 1-800-755-3107.

     LIKE ALL MUTUAL FUND SHARES, THE SECURITIES OF THE ACQUIRING FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/ Proxy Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by your fund, the Acquiring Funds or anyone affiliated with American Century Investments.

     PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING ONLY. IT IS NOT A SHAREHOLDER SEMINAR.


10   Combined Prospectus/Proxy Statement            American Century Investments


                      COMPARISON OF CERTAIN INFORMATION
                             REGARDING THE FUNDS

     The following charts are provided to show a comparison of certain key attributes of your fund with its Acquiring Fund. No comparison is provided for the Short-Term Government Fund and Adjustable Rate Government Securities Fund since the ARM fund will, as a condition to the reorganization, adopt an investment objective and strategies that are substantially similar to the Short-Term Government Fund prior to the reorganization.(1) The Total Expenses Ratios for the Liquidating Funds are stated as of their most recent fiscal year ended October 31, 1996, while the Total Expense Ratio shown for the corresponding Acquiring Fund is the fee expected to be in place at the time of the reorganization. Actual total expense ratios for the Acquiring Funds for their most recent fiscal year ended are included in the Fee Table under the heading "Transaction and Operating Expense Information" starting at page 4 in each prospectus. For additional information about the funds, see the section titled "Information About the Funds" starting at page 23.

                               INTERMEDIATE-TERM                           INTERMEDIATE-TERM
                               GOVERNMENT FUND                             TREASURY FUND
------------------------------------------------------------------------------------------------------------
Type of Fund                   Taxable Bond Fund                           Taxable Bond Fund

Investment Objective           Seeks a competitive                         Seeks to earn and distribute the
                               level of income                             highest level of current income
                                                                           consistent with the conservation
                                                                           of assets and the safety provided
                                                                           by U.S. Treasury bills, notes
                                                                           and bonds

Investment Policies            Pursues its objective by investing          Pursues its objective by investing
                               in securities of the U.S. government        primarily in U.S. Treasury notes,
                               and its agencies                            which carry the direct full faith
                                                                           and credit pledge of the U.S.
                                                                           Government

Weighted Average               3 to 10 years                               13 months to 10 years
Portfolio Maturity

Credit Quality                 Highest Quality Securities Only             Highest Quality Securities Only

Total Expense Ratio            0.75%                                       0.52%

Distribution Policy            Same as Intermediate-Term                   Dividends:
                               Treasury Fund                               declared daily, paid monthly
                                                                           Capital Gains:
                                                                           declared and paid annually


Proxy Statement        Comparison of Certain Information Regarding the Funds  11



                               INTERMEDIATE-TERM                           INTERMEDIATE-TERM
                               GOVERNMENT FUND                             TREASURY FUND
------------------------------------------------------------------------------------------------------------
Purchases and                  Same as Intermediate-Term                   See pages 20-22 of accompanying
Exchanges                      Treasury Fund                               Prospectus

Redemption Policies            Same as Intermediate-Term                   See pages 22-23 of accompanying
                               Treasury Fund                               Prospectus

-------------------------
(1)   The  only  difference  between  the  Short-Term  Government  Fund  and the
      post-reorganization   fund  is  that  the  post-reorganization  fund  will
      maintain a duration  of 3 years or less,  as  compared  to the  Short-Term
      Government Fund which maintains a weighted average portfolio maturity of 3 years or less.


                               LIMITED-TERM TAX-EXEMPT FUND                LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
Type of Fund                   Tax-Exempt Bond Fund                        Tax-Exempt Bond Fund

Investment Objective           Seeks to provide investors with             Seeks to provide investors with
                               income generally exempt from                income generally exempt from
                               federal income taxes                        federal income taxes

Investment Policies            Pursues its objective by investing          Pursues its objective by investing
                               in a portfolio of tax-exempt                in a portfolio of tax-exempt
                               securities                                  securities

Weighted Average               5 years or less                             5 years or less
Portfolio Maturity

Credit Quality                 Investment Grade (Baa or BBB)               Investment Grade (Baa or BBB)
                               or if unrated, determined by the            or if unrated, determined by the
                               manager to be of comparable                 manager to be of comparable
                               quality to those so rated                   quality to those so rated

Total Expense Ratio            0.60%                                       0.52%

Distribution Policy            Same as Limited-Term                        Dividends:
                               Tax-Free Fund                               declared daily, paid monthly
                                                                           Capital Gains:
                                                                           declared and paid annually

Purchases and                  Same as Limited-Term                        See pages 12-14 of accompanying
Exchanges                      Tax-Free Fund                               Prospectus

Redemption Policies            Same as Limited-Term                        See pages 14-15 of accompanying
                               Tax-Free Fund                               Prospectus


12  Comparison of Certain Information Regarding the Funds    American Century Investments



                               INTERMEDIATE-TERM                         INTERMEDIATE-TERM
------------------------------------------------------------------------------------------------------------
Type of Fund                   Tax-Exempt Bond Fund                      Tax-Exempt Bond Fund

Investment Objective           Seeks a competitive level of              Seeks as high a level of interest
                               income generally exempt from              income exempt from regular
                               federal income taxes                      federal income taxes as is
                                                                         consistent with prudent
                                                                         investment management,
                                                                         while seeking to conserve
                                                                         shareholders' capital

Investment Policies            Pursues its objective by investing        Pursues its objective by investing
                               in a portfolio of tax-exempt              in a portfolio of tax-exempt
                               securities                                securities

Weighted Average               3 to 10 years                             5 to 10 years
Portfolio Maturity

Credit Quality                 Investment Grade (Baa or BBB) or          Investment Grade (Baa or BBB) or
                               if unrated, determined by the             if unrated, determined by the
                               manager to be of comparable               manager to be of comparable
                               quality to those so rated                 quality to those so rated

Total Expense Ratio            0.60%                                     0.52%

Distribution Policy            Same as Intermediate-Term                 Dividends:
                               Tax-Free Fund                             declared daily, paid monthly
                                                                         Capital Gains:
                                                                         declared and paid annually

Purchases and                  Same as Intermediate-Term                 See pages 20-22 of accompanying
Exchanges                      Tax-Free Fund                             Prospectus

Redemption Policies            Same as Intermediate-Term                 See pages 22-23 of accompanying
                               Tax-Free Fund                             Prospectus


                               LONG-TERM TAX-EXEMPT FUND                 LONG-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
Type of Fund                   Tax-Exempt Bond Fund                      Tax-Exempt Bond Fund

Investment Objective           Seeks to provide investors with           Seeks as high a level of interest
                               income generally exempt from              income exempt from regular
                               federal income taxes                      federal income taxes as is
                                                                         consistent with prudent
                                                                         investment management, while
                                                                         seeking to conserve shareholders'
                                                                         capital

Investment Policies            Pursues its objective by investing        Pursues its objective by investing
                               in a portfolio of tax-exempt              in a portfolio of tax-exempt
                               securities                                securities

Weighted Average               10 years or more                          10 years or more
Portfolio Maturity


Proxy Statement                Comparison of Certain Information Regarding the Funds    13


                               LONG-TERM TAX-EXEMPT FUND                 LONG-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
Credit Quality                 Investment Grade (Baa or BBB) or          Investment Grade (Baa or BBB) or
                               if unrated, determined by the             if unrated, determined by the
                               manager to be of comparable               manager to be of comparable
                               quality to those so rated                 quality to those so rated

Total Expense Ratio            0.60%                                     0.52%

Distribution Policy            Same as Long-Term Tax-Free Fund           Dividends:
                                                                         declared daily, paid monthly
                                                                         Capital Gains:
                                                                         declared and paid annually

Purchases and                  Same as Long-Term Tax-Free Fund           See pages 20-22 of accompanying
Exchanges                                                                Prospectus

Redemption Policies            Same as Long-Term Tax-Free Fund           See pages 22-23 of accompanying
                                                                         Prospectus

COMPARISON OF FUND SERVICE PROVIDERS

                                                                                POST-REORGANIZATION
                     LIQUIDATING FUNDS             ACQUIRING FUNDS              FUNDS
------------------------------------------------------------------------------------------------------------
Investment           American Century              Benham Management            ACIM
Advisor              Investment                    Corporation(1) ("BMC")
                     Management, Inc.(1)
                     ("ACIM")

Transfer Agent       American Century              American Century             American Century
                     Services Corporation          Services Corporation         Services Corporation

Distributor          American Century              American Century             American Century
                     Investment                    Investment                   Investment
                     Services, Inc.                Services, Inc.               Services, Inc.

Custodians           Chase Manhattan Bank          Chase Manhattan Bank         Chase Manhattan Bank

Independent          Baird, Kurtz & Dobson         KPMG Peat                    Coopers & Lybrand
Auditors                                           Marwick LLP

--------------------
(1)  BMC and  ACIM  are both  wholly  owned  subsidiaries  of  American  Century
     Companies,  Inc.  Through this and many other  proposals being submitted to shareholders,  American  Century  is  seeking  to  consolidate  all  of its investment advisory activities in ACIM.

RISK FACTORS

     Because each of the funds has similar investment objectives and shares substantially similar investment policies, approaches and procedures with the fund with which it is being merged, your Board of Directors does not believe that the reorganization exposes shareholders of the Liquidating Funds to any new or different risks than they are exposed to as shareholders of their funds. For a discussion of the various investment policies, approaches and procedures of the Acquiring Funds and the risks associated there-


14   Comparison of Certain Information Regarding the Funds

                                                    American Century Investments


with, please see the accompanying Prospectuses beginning at page 13 for the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund, page 6 for the Limited-Term Tax-Free Fund and page 11 for the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund.

                              TRANSACTION AND
                        OPERATING EXPENSE INFORMATION

     The tables below compare various shareholder transaction and annual fund operating expenses of the Liquidating Funds as of their most recent fiscal year end (October 31, 1996) and the Acquiring Funds as of their most recent fiscal year end (March 31, 1996, with respect to the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund and May 31, 1996, with respect to the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund) and show these expense levels after the reorganization. The first table compares shareholder transaction expenses among all of the Liquidating Funds and Acquiring Funds as a group. The next five tables compare, on a fund-by-fund basis, various annual fund operating expenses, including pro forma annual fund operating expenses of the post-reorganization funds.

                                                              Pro Forma:
                                        Liquidating           Acquiring             Acquiring
                                        Funds                 Funds                 Funds(1)
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed
     on Purchases                       none                  none                  none
Maximum Sales Load Imposed
     on Reinvested Dividends            none                  none                  none
Deferred Sales Load                     none                  none                  none
Redemption Fee(2)                       none                  none                  none
Exchange Fee                            none                  none                  none

                                        Adjustable Rate       Pro-Forma
                                        Short-Term            Government            Short-Term
                                        Government Fund       Securities Fund       Government Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees                         0.70%                 0.29%                 0.60%
12b-1 Fees                              none                  none                  none
Other Expenses                          0.00%(3)              0.31%                 0.00%(3)
Total Fund Operating Expenses           0.70%                 0.60%(4)              0.60%


Proxy Statement          Transaction and Operating Expense Information        15


                                                                           Adjustable Rate          Pro-Forma
                                                  Short-Term               Government               Short-Term
                                                  Government Fund          Securities Fund          Government Fund
EXAMPLE:

You would pay the following         1 year               $ 7                    $  6                       $ 6
expenses on a $1,000               3 years                22                      19                        19
investment, assuming a             5 years                39                      33                        33
5% annual return and              10 years                87                      75                        75
redemption at the end
of each time period.
                                                                                                 Pro-Forma
                                             Intermediate-Term         Intermediate-Term         Intermediate-Term
                                             Government Fund           Treasury Fund             Treasury Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees                                    0.75%                   0.28%                       0.52%
12b-1 Fees                                         none                    none                        none
Other Expenses                                     0.00%(3)                0.25%                       0.00%(3)
Total Fund Operating Expenses                      0.75%                   0.53%(4)                    0.52%

EXAMPLE:

You would pay the following         1 year           $ 8                         $ 5                       $ 5
expenses on a $1,000               3 years            24                          17                        17
investment, assuming a             5 years            42                          30                        29
5% annual return and              10 years            93                          66                        65
redemption at the end
of each time period.

                                                                                                 Pro-Forma
                                                 Limited-Term            Limited-Term            Limited-Term
                                                 Tax-Exempt Fund         Tax-Free Fund           Tax-Free Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees                                    0.60%                  ----(5)                       0.52%
12b-1 Fees                                         none                   ----                         none
Other Expenses                                     0.00%(3)               ----                         0.00%(3)
Total Fund Operating Expenses                      0.60%                  ----                         0.52%

EXAMPLE:

You would pay the following         1 year               $ 6              ----                          $ 5
expenses on a $1,000               3 years                19              ----                           17
investment, assuming a             5 years                33              ----                           29
5% annual return and              10 years                75              ----                           65
redemption at the end
of each time period.


16  Transaction and Operating Expense Information   American Century Investments


                                                                                                     Pro-Forma
                                            Intermediate-Term           Intermediate-Term            Intermediate-Term
                                            Tax-Exempt Fund             Tax-Free Fund                Tax-Free Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees (after fee waivers
  and reimbursements)                              0.60%                      0.38%                       0.52%
12b-1 Fees                                          none                       none                        none
Other Expenses                                  0.00%(3)                      0.29%                    0.00%(3)
Total Fund Operating Expenses
  (after fee waivers and
  reimbursements)                                  0.60%                   0.67%(4)                       0.52%

EXAMPLE:

You would pay the following         1 year           $ 6                        $ 7                         $ 5
expenses on a $1,000               3 years            19                         21                          17
investment, assuming a             5 years            33                         37                          29
5% annual return and              10 years            75                         83                          65
redemption at the end of
each time period.

                                                                                                    Pro-Forma
                                            Long-Term                   Long-Term                   Long-Term
                                            Tax-Exempt Fund             Tax-Free Fund               Tax-Free Fund

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees (after fee waivers
  and reimbursements)                              0.60%                      0.35%                       0.52%
12b-1 Fees                                          none                       none                        none
Other Expenses                                  0.00%(3)                      0.32%                    0.00%(3)
Total Fund Operating Expenses
  (after fee waivers and
  reimbursements)                                  0.60%                   0.67%(4)                       0.52%

EXAMPLE:

You would pay the following         1 year           $ 6                        $ 7                         $ 5
expenses on a $1,000               3 years            19                         21                          17
investment, assuming a             5 years            33                         37                          29
5% annual return and              10 years            75                         83                          65
redemption at the end
of each time period.


Proxy Statement          Transaction and Operating Expense Information        17


(1) The Management Fee information assumes approval of the proposed Management Agreement for the "all inclusive" fee submitted by the Board of Trustees to shareholders for approval.

(2)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(3) Other Expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the fund's most recent fiscal year. The manager expects Other Expenses to be less than 0.005 of 1% of average net assets for the combined funds' next fiscal year end.

(4) The fund's investment advisor has agreed to limit the fund's total operating expenses to specified percentages of the fund's average daily net assets. The agreement provides that the advisor may recover amounts absorbed on behalf of the fund during the preceding 11 months if, and to the extent that, for any given month, fund expenses were less than the expense limit in effect at that time. The current expense limit for the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund is 0.60%. The current expense limit for the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund is 0.67%. These expense limits are subject to annual renewal in June. Amounts which are paid by unaffiliated third parties do not apply to these limitations. If the expense limitations were not in effect, the Intermediate-Term Tax-Free Fund's Management Fees, Other Expenses and Total Operating Expenses would have been 0.44%, 0.29% and 0.73%, respectively, and the Long-Term Tax-Free Fund's Management Fees, Other Expenses and Total Operating Expenses would have been 0.44%, 0.32% and 0.76%, respectively.

(5) The Limited-Term Tax Free Fund will commence operations as a new investment portfolio of American Century Municipal Trust to acquire the assets of the Limited-Term Tax-Exempt Fund in connection with the reorganization.

     The purpose of the above tables is to help you compare the various costs and expenses that shareholders bear, directly or indirectly, as a result of owning shares of the funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                           ADDITIONAL INFORMATION
                       ABOUT THE PROPOSED TRANSACTION


SUMMARY OF PLAN OF REORGANIZATION

     Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization, a copy of which is included in the Statement of Additional Information. The


18   Additional Information About the Proposed Transaction

                                                    American Century Investments


following is a brief summary of some of the important terms of that Agreement.


     EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 29, 1997, but before (or as of) the opening of business on September 2, 1997. However, the Agreement gives the officers of the funds the flexibility to choose another date.

     EXCHANGE OF ASSETS. After the close of business on August 29th (or such other business day as selected by the manager), the funds will determine the value of their assets and liabilities in the same manner as described in the enclosed corresponding Acquiring Fund Prospectus. The assets and liabilities of the Liquidating Funds will then be transferred to the Acquiring Funds in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange. The Liquidating Funds will retain enough cash to pay any unpaid dividends and distributions payable by the funds.

     LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE LIQUIDATING FUNDS. Immediately after the exchange of its assets for the Acquiring Funds shares, each Liquidating Fund will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of the Liquidating Funds will be redeemed and canceled and their stock books closed. As a result, Liquidating Fund shareholders will become shareholders of the corresponding Acquiring Fund.

     SHAREHOLDER APPROVAL. Consummation of each reorganization requires approval of the appropriate Liquidating Fund's shareholders.

     REPRESENTATIONS AND WARRANTIES. The Agreement and Plan of Reorganization contains representations and warranties made by each fund to the other fund with which it will be merged concerning the fund's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

     CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganizations for the benefit of each fund. The conditions to closing each of the reorganizations require approval by Liquidating Fund shareholders, that all representations of the funds be true in all material respects, receipt of the legal opinion described on page 21 under the caption "Federal Income Tax Consequences," and other matters that are customary in a reorganization of this type.


Proxy Statement      Additional Information About the Proposed Transaction    19


     TERMINATION OF AGREEMENT. The Agreement and Plan of Reorganization may be terminated by a fund as a result of a failure by the other fund with which it is to be merged to meet one of its conditions to closing, or by mutual consent.

     GOVERNING LAW. The Agreement states that it is to be interpreted under Massachusetts law, the state of organization of the Acquiring Funds.

DESCRIPTION OF THE ACQUIRING FUNDS SECURITIES

     The Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund are each a series of shares offered by American Century Government Income Trust. The Limited-Term Tax-Free Fund, Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund are each a series of shares offered by American Century Municipal Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

     The fund with which your fund is to be combined is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of Directors. The function of the Board of Trustees is the same as the function of the Board of Directors of your fund.

     Each of the Acquiring Funds currently offers only one class of shares, although each may offer additional classes of shares in the future. The Acquiring Funds' shares have no up-front charges, commissions or 12b-1 fees.

     Your Board of Directors believes there are no material differences between the rights of a Liquidating Fund shareholder and the rights of a shareholder of the corresponding Acquiring Fund with which it will be combined. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series affected. Matters affecting only one series are voted upon only by that series.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the Investment Company Act of 1940, it is not necessary for the Acquiring Funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.


20   Additional Information About the Proposed Transaction

                                                    American Century Investments


REASONS SUPPORTING THE REORGANIZATION

     The reasons supporting the combination of these funds are described fully in the second question of the Q&A at the front of this document. The Liquidating Funds were started by its investment manager before the combination of the Benham family of mutual funds and the Twentieth Century family of mutual funds. After a year of operating funds that have similar investment objectives, investment strategies, approaches, procedures and portfolio securities, American Century believes that combining the Liquidating Funds with the corresponding Acquiring Funds will create operational and management efficiencies. In addition, the combination will help eliminate customer confusion regarding which fund to choose.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the reorganization is subject to the condition that we receive a legal opinion from Dechert Price & Rhoads to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you or any fund, (ii) your basis in the Acquiring Fund shares that you receive will be the same as your basis in the Liquidating Fund shares held by you immediately prior to the reorganization, and (iii) your holding period for the Acquiring Fund shares will include your holding period for your fund shares.

     We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the opinion of counsel referred to above. That opinion is not binding on the IRS and does not preclude them from taking a contrary position. The opinion of Dechert Price & Rhoads does not cover state or local taxes and you should consult your own advisors concerning the potential tax consequences.

     The Agreement and Plan of Reorganization provides that the Liquidating Funds will declare dividends prior to the reorganization which, together with all previous dividends, will have the effect of distributing to the Liquidating Fund shareholders all undistributed ordinary income earned and net capital gains realized up to and including the Effective Time of the reorganization. The distribution is necessary to ensure that the reorganization will not create tax consequences to the Liquidating Funds. The distributions to shareholders generally will be taxable to the extent ordinary distributions are taxable to such shareholders; provided, that distributions to shareholders of Intermediate-Term Tax-Free and Long-Term Tax-Free will be taxable to the extent they are not designated as "Exempt Interest Dividends."

CAPITALIZATION

     The following sets forth as of October 31, 1996, (i) the capitalization of the Liquidating Funds and Acquiring Funds and (ii) the pro forma capitalization of the Acquiring Funds as adjusted to give effect to the reorganization. If consummated, the capitalization of each Acquiring Fund will be different at


Proxy Statement        Additional Information About the Proposed Transaction  21


the Effective Time of the reorganization as a result of market fluctuations and daily share purchase and redemption activity in the funds.

                                                                  Pro Forma:
          Short-Term               Adjustable Rate                Short-Term
          Government            Government Securities             Government
             Fund                       Fund                         Fund
          ----------            ---------------------             ----------
          $ 367,317                  $ 327,056                    $ 694,388
          ----------            ---------------------             ----------

                                                                  Pro Forma:
       Intermediate-Term          Intermediate-Term            Intermediate-Term
          Government                  Treasury                     Treasury
             Fund                       Fund                         Fund
       -----------------          -----------------            -----------------
        $ 24,250,631               $ 310,275,306                $ 334,525,937
       -----------------          -----------------            -----------------

                                                                  Pro Forma:
         Limited-Term               Limited-Term                 Limited-Term
          Tax-Exempt                  Tax-Free                     Tax-Free
             Fund                       Fund                         Fund
         ------------               ------------                 ------------
         $ 49,455,996                    N/A                     $ 49,455,996
         ------------               ------------                 ------------

                                                                  Pro Forma:
       Intermediate-Term          Intermediate-Term            Intermediate-Term
          Tax-Exempt                  Tax-Free                     Tax-Free
             Fund                       Fund
       -----------------          -----------------            -----------------
           $ 78,401                   $ 61,143                     $ 139,554
       -----------------          -----------------            -----------------

                                                                  Pro Forma:
           Long-Term                  Long-Term                    Long-Term
          Tax-Exempt                  Tax-Free                     Tax-Free
             Fund                       Fund                         Fund
          ----------                 ----------                   ----------
          $ 57,802                   $ 51,687                     $ 109,497
          ----------                 ----------                   ----------


22   Additional Information About the Proposed Transaction

                                                    American Century Investments


                         INFORMATION ABOUT THE FUNDS


ACQUIRING FUNDS

     Complete information about the Acquiring Funds is contained in their Prospectuses included with this Combined Prospectus/Proxy Statement. The content of these Prospectuses is incorporated into this document by reference. Below is a list of types of information about the Acquiring Funds and the pages in those Prospectuses where the information can be found.

INFORMATION ABOUT THE                                         CAN BE FOUND IN THE
FOLLOWING ITEMS                                               FOLLOWING PLACES
---------------------------------------------------------------------------------------------------------
                                 IN THE ADJUSTABLE RATE               IN THE
                                  GOVERNMENT SECURITIES          INTERMEDIATE-TERM            IN THE
                                       FUND(1) AND               TAX-FREE FUND AND         LIMITED-TERM
                                    INTERMEDIATE-TERM           LONG-TERM TAX-FREE         TAX-FREE FUND
                                TREASURY FUND PROSPECTUS          FUND PROSPECTUS           PROSPECTUS
---------------------------------------------------------------------------------------------------------
Condensed financial information about the funds.

     See Financial Highlights          pages 9, 11                  pages 9-10                page 5

Organization and proposed operation of the funds, including a description of the investment objectives and policies, and how the funds seek to achieve such objectives.

     See Further Information
     About American Century              page 31                      page 32               pages 22-23

     See Investment Policies
     of the Funds                      pages 13-18                  pages 11-17              pages 6-8

     See Other Investment
     Practices, Their
     Characteristics and Risks           page 18                    pages 17-19             pages 8-10

A description of the individuals who will be managing the funds, the services the investment manager will provide, and its fees.

     See Management -
     Investment Management             pages 28-30                    page 31               pages 21-22

The funds' policies with respect to dividends and distributions and tax consequences of investments in the funds.

     See Distributions                   page 27                      page 28               pages 18-19

     See Taxes                         pages 27-28                  pages 28-30             pages 19-21

An explanation of "net asset value" of your shares.

     See When Share Price
     is Determined                       page 26                      page 27                 page 18

     See How Share Price
     is Determined                     pages 26-27                    page 27                 page 18


Proxy Statement                              Information About the Funds   23



INFORMATION ABOUT THE                                         CAN BE FOUND IN THE
FOLLOWING ITEMS                                               FOLLOWING PLACES
---------------------------------------------------------------------------------------------------------
                                 IN THE ADJUSTABLE RATE               IN THE
                                  GOVERNMENT SECURITIES          INTERMEDIATE-TERM            IN THE
                                       FUND(1) AND               TAX-FREE FUND AND         LIMITED-TERM
                                    INTERMEDIATE-TERM           LONG-TERM TAX-FREE         TAX-FREE FUND
                                TREASURY FUND PROSPECTUS          FUND PROSPECTUS           PROSPECTUS
---------------------------------------------------------------------------------------------------------
Information about the transaction and operating expenses of the funds.

     See Transaction and
     Operating Expense Table             page 4                       page 4                  page 4

Information about distribution of the funds' shares, such as the name of the funds' transfer agent and dividend-paying agent, distributor of fund shares, and charges that may be imposed by broker-dealers.

     See Distribution
     of Fund Shares                      page 30                      page 32                 page 22

     See Transfer and
     Administrative Services             page 30                      page 32                 page 22

The funds' minimum initial and subsequent investments.

     See How to Open
     An Account                        pages 20-21                  pages 20-21             pages 12-13

Discussion regarding each fund's voting rights and restrictions of shareholders.

     See Further Information
     About American Century              page 31                    pages 32-33             pages 22-23

Procedures for redeeming shares, refusals to honor redemption requests and involuntary redemption of shares.

     See How to Redeem Shares            page 22                    pages 22-23               page 14

     See Redemption of Shares
     in Low-Balance Accounts.            page 22                      page 23               pages 14-15

-----------------------
(1)  Shareholders of the Adjustable Rate Government Securities Fund must vote to change that fund's  investment  objective and policies to be  substantially the  same  as the  investment  objective  and  policies  of the  Short-Term
     Government Fund. As a result,  Short-Term  Government Fund shareholders may want to refer to the  information  contained in the  Short-Term  Government
     Fund Prospectus.

     For shareholders of the Intermediate-Term Government Fund, the manager's discussion and analysis of fund performance for Intermediate-Term Treasury Fund for the fiscal year ended March 31, 1997, is included in this Proxy Statement on page 33. If you are a shareholder of the Short-Term Government Fund or one of the tax-exempt funds, the performance history of your fund will survive the reorganization. As a result, you should refer to the Annual Report of your Fund, dated October 31, 1996, which you have previously received, for the Manager's Discussion and Analysis of Fund Performance.


24  Information About the Funds                     American Century Investments


LIQUIDATING FUNDS

     Complete information about the Liquidating Funds is contained in their prospectuses, which are available to you by calling us at 1-800-345-2021. The content of these prospectuses is incorporated into this document by reference. Below is a list of types of information about the Liquidating Funds and the pages in those prospectuses where the information can be found.

INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
FOLLOWING ITEMS                                           FOLLOWING PLACES
-------------------------------------------------------------------------------------------------------
                                            IN THE SHORT-TERM                  IN THE LIMITED-TERM
                                           GOVERNMENT FUND AND                  TAX-EXEMPT FUND,
                                             INTERMEDIATE-TERM            INTERMEDIATE-TERM TAX-EXEMPT
                                              GOVERNMENT FUND             FUND AND LONG-TERM TAX-EXEMPT
                                                PROSPECTUS                       FUND PROSPECTUS
-------------------------------------------------------------------------------------------------------
Condensed financial information about the funds.

     See Financial Highlights                    pages 5-6                          pages 5-7

Organization and proposed operation of the funds, including a description of the investment objectives and policies, and how the funds seek to achieve such objectives.

     See Further Information
     About American Century                     pages 21-22                        pages 24-25

     See Investment Policies
     of the Funds                                pages 7-9                         pages 8-10

     See Other Investment
     Practices, Their
     Characteristics and Risks                  pages 9-11                         pages 10-13

A description of the individuals who will be managing the funds, the services the investment manager will provide, and its fees.

     See Management -
     Investment Management                      pages 20-21                         pages 23

The funds' policies with respect to dividends and distributions and tax consequences of investmentsin the funds.

     See Distributions                          pages 18-19                        pages 21-22

     See Taxes                                  pages 19-20                        pages 22-23

An explanation of "net asset value" of your shares.

     See When Share Price
     is Determined                                page 18                            page 21

Information about the transaction and operating expenses of the funds.

     See Transaction and
     Operating Expense Table                      page 4                             page 4


Proxy Statement                               Information About the Funds    25


INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
FOLLOWING ITEMS                                           FOLLOWING PLACES
-------------------------------------------------------------------------------------------------------
                                            IN THE SHORT-TERM                  IN THE LIMITED-TERM
                                           GOVERNMENT FUND AND                  TAX-EXEMPT FUND,
                                             INTERMEDIATE-TERM            INTERMEDIATE-TERM TAX-EXEMPT
                                              GOVERNMENT FUND             FUND AND LONG-TERM TAX-EXEMPT
                                                PROSPECTUS                       FUND PROSPECTUS
-------------------------------------------------------------------------------------------------------
Information  about  distribution  of the funds' shares,  such as the name of the funds' transfer agent and dividend-paying agent, distributor of fund shares, and charges that may be imposed by broker-dealers.

     See Distribution
     of Fund Shares                               page 21                            page 24

     See Transfer and
     Administrative Services                      page 21                            page 24

The funds' minimum initial and subsequent investments.

     See How to Open
     An Account.                                page2 12-13                        pages 15-16

Discussion regarding each fund's voting rights and restrictions of shareholders.

     See Further Information
     About American Century                     pages 21-22                        pages 24-25

Procedures for redeeming shares, refusals to honor redemption requests and involuntary redemption of shares.

     See How to
     Redeem Shares                                page 14                            page 17

     See Redemption of Shares
     in Low-Balance Accounts                    pages 14-15                        pages 17-18

FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither the Liquidating Funds nor the Acquiring Funds may change their investment objectives or any of their investment policies designated as "fundamental" in their Prospectuses or Statements of Additional Information without shareholder approval. As stated above, each fund that is proposed to be combined with another (other than the Short-Term Government Fund) has a similar, but not identical, investment objective and similar investment strategies with the fund into which it is to be combined. As a condition to closing, the shareholders of the Adjustable Rate Government Securities Fund must approve the modification of its investment objective and strategies to be substantially similar to those of the Short-Term Government Fund.

     Each Acquiring Fund's  shareholders  (other then the Limited-Term  Tax-Free
Fund) are currently considering proposals to modify certain of its investment restrictions in order to make them consistent with the other funds within the American Century family of funds. If you would like to


26   Information About the Funds                  American Century Investments


review those policies as proposed, they are set forth in Appendix I. There is no assurance that a fund's shareholders will approve these proposals and their approval is not a condition to closing the proposed reorganization. If an Acquiring Fund's shareholders do not approve the proposed revisions, then the existing limitations, which are similar but not identical to those proposed, will remain in effect. If you would like to review the Acquiring Funds' current investment limitations, they are set forth in Appendix II.

     If any of the reorganizations proposed by this proxy are not approved, it is anticipated that the manager will propose that the Board of Directors approve the submission to a vote of shareholders of substantially similar policies as those set forth in Appendix I in order to make its investment restrictions consistent with the other funds within the American Century family of funds.

     As a new series of shares of American Century Municipal Trust, the Limited-Term Tax-Free Fund was established with investment restrictions that are the same as those set forth in Appendix II. No shareholder vote is needed to approve those policies and restrictions.



                            INFORMATION RELATING
                              TO VOTING MATTERS


GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of the Liquidating Funds. To more efficiently handle the proxy solicitation, American Century Investment Management, Inc. has hired D.F. King & Co., Inc. to act as proxy solicitor. Proxies may also be solicited by officers and employees of the investment advisors of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy voting card. If you have any questions regarding voting your shares or the proxy, you should call D.F. King & Co., Inc. at 1-800-755-3107.


Proxy Statement                  Information Relating to Voting Matters    27


VOTING AND REVOCATION OF PROXIES

     The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. This will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts.

     You may also fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D.F. King & Co., Inc. can also accept your vote over the phone by simply calling 1-800-755-3107. If you return your proxy to us, we will vote it exactly as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Directors and vote "FOR" the reorganization.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

     Only shareholders of record at the close of business on May 16, 1997, will be entitled to vote at the meeting.

QUORUM

     A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Meeting of Shareholders is 331/3% of the outstanding shares of the fund entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

     The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding shares of the Liquidating Funds in accordance with the provisions of their Articles of Incorporation and the


28   Information Relating to Voting Matters         American Century Investments


requirements  of  the  Investment   Company  Act.  The  term  "majority  of  the
outstanding shares" means more than 50% of its outstanding shares.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

     The approval of the reorganization by the shareholders of the Acquiring Funds is not being solicited because their approval or consent is not legally required.

COST OF PROXY SOLICITATION

     The cost of the proxy solicitation and shareholder meeting will be borne by American Century Investment Management, Inc. and not by the shareholders of the funds.

CERTAIN SHAREHOLDERS

     The following table lists, as of May 5, 1997, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of a Liquidating Fund, or 5% or more of the an Acquiring Fund. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds on May 5, 1997.

                                                                                    PERCENT
SHAREHOLDER NAME                                 NUMBER OF        PERCENT OF       OWNED AFTER
AND ADDRESS                                    SHARES OWNED        OWNERSHIP     REORGANIZATION
-----------------------------------------------------------------------------------------------
Short-Term Government Fund
     Nationwide Life                             3,611,496           10.4%            6.1%
     Insurance Company
     Columbus, OH
-----------------------------------------------------------------------------------------------
Adjustable Rate Government Securities Fund
     Charles Schwab & Co., Inc.                  1,313,719           5.5%             2.3%
     San Francisco, CA
-----------------------------------------------------------------------------------------------
Intermediate-Term Government Fund
     The Chase Manhattan Bank                     346,692            13.3%            0.9%
     Trustee for Robert Bosch
     Corp. Star Plan and Trust
     New York, NY
     American Century                             331,489            12.8%            0.9%
     Investment Management, Inc.
     Kansas City, MO
     Charles Schwab & Co., Inc.                   143,593            5.5%             9.4%
     San Francisco, CA
-----------------------------------------------------------------------------------------------


Proxy Statement                  Information Relating to Voting Matters      29


                                                                                    PERCENT
SHAREHOLDER NAME                                 NUMBER OF        PERCENT OF       OWNED AFTER
AND ADDRESS                                    SHARES OWNED        OWNERSHIP     REORGANIZATION
-----------------------------------------------------------------------------------------------
Intermediate-Term Treasury Fund
     Lorillard, Inc.                             3,223,556           10.1%            9.4%
     New York, NY
     Charles Schwab & Co., Inc.                  3,096,868            9.7%            9.4%
     San Francisco, CA
-----------------------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
     American Century                             713,388            15.8%           15.8%
     Investment Management, Inc.
     Kansas City, MO
-----------------------------------------------------------------------------------------------
Limited-Term Tax-Free Fund
     None                                            --                 --              --
-----------------------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
     None                                            --                 --              --
-----------------------------------------------------------------------------------------------
Intermediate-Term Tax-Free Fund
     Charles Schwab & Co., Inc.                   712,459            12.5%            5.7%
     San Francisco, CA
-----------------------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
     American Century                             379,909             7.1%            3.7%
     Investment Management, Inc.
     Kansas City, MO
-----------------------------------------------------------------------------------------------
Long-Term Tax-Free Fund
     Charles Schwab & Co., Inc.                   590,571            12.9%            6.3%
     San Francisco, CA
-----------------------------------------------------------------------------------------------

     At May 5, 1997, the directors and officers of the issuer of the Liquidating Funds, as a group, owned less than 1% of the outstanding shares of each Liquidating Fund. At May 5, 1997, the trustees and officers of the issuer of the Acquiring Funds, as a group, owned less than 1% of the outstanding shares of each Acquiring Fund.

APPRAISAL RIGHTS

     Shareholders of the Liquidating Funds are not entitled to any rights of share appraisal under their Articles of Incorporation, or under the laws of the State of Maryland.

     Shareholders have, however, the right to redeem their fund shares until the reorganization, and thereafter, shareholders may redeem from American Century Government Income Trust and American Century Municipal Trust the Acquiring Fund shares received in the reorganization. Any such redemption will be made at the fund's net asset value as determined in accordance with the fund's then-current prospectus.


30  Information Relating to Voting Matters          American Century Investments


ANNUAL MEETINGS

     American Century Government Income Trust and American Century Municipal Trust, the issuers of the Acquiring Funds, intend to hold an annual meeting of shareholders for the election of trustees, the ratification of the appointment of auditors, the modification of certain fundamental policies (as described in the section titled "Fundamental Investment Restrictions," page 26), and such other business as may properly come before the meeting. That meeting is also scheduled to be held on Wednesday, July 30, 1997. Unless you are also a shareholder of the Acquiring Funds on the record date for that meeting (May 16, 1997), you will not be entitled to vote at this meeting.

     Thereafter, the Acquiring Funds do not intend to hold annual meetings of shareholders. Shareholders of the Acquiring Funds have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the holders of record of 10% or more of the fund's votes. To the extent required by law, American Century Government Income Trust and American Century Municipal Trust will assist in shareholder communications on such matters.

     The Liquidating Funds do not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.



                           ADDITIONAL INFORMATION


     Information about the Liquidating Funds is incorporated into this document by reference from its Prospectuses and Statements of Additional Information, each dated March 1, 1997, and information about the Acquiring Funds is incorporated herein by reference from their Prospectuses and Statements of Additional Information, each dated September 3, 1996, revised January 1, 1997. Copies of any of those documents may be obtained without charge by writing or calling D.F. King & Co., Inc. at 1-800-755-3107.

     Reports and other information filed by the Liquidating Funds and Acquiring Funds may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates or by accessing the Web site maintained by the SEC (www.sec.gov).


Proxy Statement                                  Additional Information    31


LITIGATION

     None of the Liquidating Funds or the Acquiring Funds are involved in any litigation or proceeding.

FINANCIAL STATEMENTS

     The financial highlights and financial statements for the Liquidating Funds for the fiscal year ended October 31, 1996, are contained in their Annual Report to Shareholders and in the Prospectuses and Statement of Additional Information dated March 1, 1997, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund for the fiscal year ended March 31, 1996, and six-month period ended September 30, 1996, and the financial highlights and the financial statements for the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund for the fiscal year ended May 31, 1996, and six-month period ended November 30, 1996, are contained in their Annual Reports and Semiannual Reports to Shareholders and in the Prospectuses and Statements of Additional Information dated September 3, 1996, revised January 1, 1997, which are incorporated by reference in this Combined Prospectus/Proxy Statement.

     The audited financial statements of the Liquidating Funds for the fiscal year ended October 31, 1996, contained in its Annual Report and incorporated by reference in this Combined Prospectus/Proxy Statement, have been audited by of Baird, Kurtz & Dobson, independent certified public accountants, as indicated in their reports with respect thereto and are incorporated herein in reliance on their report given upon the authority of such firm as experts in accounting and auditing.

     The audited financial statements of the American Century Government Income Trust for the fiscal year ended March 31, 1996, and the audited financial statements for American Century Municipal Trust for the fiscal year ended May 31, 1996, contained in their respective Annual Reports and incorporated by reference in this Combined Prospectus/Proxy Statement, have been audited by KPMG Peat Marwick LLP, independent public accountants, as indicated in their reports with respect thereto and are incorporated herein in reliance on their reports given the authority of said firm as experts in accounting and auditing.

OTHER BUSINESS

     The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


32   Additional Information                       American Century Investments


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be directed to D.F. King & Co., Inc. at 1-800-755-3107 or addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

     SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY VOTING CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY VOTING CARD EVEN IF YOU ARE PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.



                          MANAGEMENT'S DISCUSSION
                             OF FUND PERFORMANCE


     The following are excerpts of management's discussion of fund performance from the Annual Report dated March 31, 1997, of the Intermediate-Term Treasury Fund. For a complete copy of the report, please call D.F. King & Co., Inc. at 1-800-755-3107.

PERIOD OVERVIEW

o The U.S. economy grew by 4.1% during the year ended March 31, 1997, while inflation rose by just 2.8%.

o To head off potential inflation and slow the rapid pace of economic growth, the Federal Reserve raised short-term interest rates in March.

o U.S. Treasury bond prices fell during the year ended March 31, but the interest income enabled Treasurys to produce modestly positive returns.

o U.S. government agency securities outperformed Treasury securities during the period.

INTERMEDIATE-TERM TREASURY

o The fund was the top performer out of 12 intermediate Treasury funds during the fiscal year ended March 31, 1997.

o The fund's conservative positioning early in the fiscal year contributed to the fund's favorable performance.

o The fund invested in the Treasury's new inflation-indexed bonds for a brief period in early 1997.

o Intermediate-term Treasury securities are now yielding 7%, while inflation remains below 3%. We are extending the fund's average maturity to capture these high real yields.


Proxy Statement                                 Management's Discussion    33


TOTAL RETURNS:      as of 3/31/97
                    6 Months        1.60%*
                    1 Year          4.05%

NET ASSETS:         $328.8 million (as of 3/31/97)

Inception Date:     5/16/80

TICKER SYMBOL:      CPTNX
------------------
*Not annualized

                                                                  AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------------------
                                    6 MONTHS      1 YEAR           3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------
TOTAL RETURNS
AS OF MARCH 31, 1997

INTERMEDIATE-TERM TREASURY            1.60%        4.05%            5.31%         5.97%         6.60%

Merrill Lynch 1- to 10-Year
Treasury Index                        2.29%        4.65%            6.02%         6.46%         7.56%

Average Intermediate
U.S. Treasury Fund(1)                 1.40%        3.38%            5.39%         6.29%         7.03%

Fund's Ranking
Among Intermediate
U.S. Treasury Funds(1)                 --       1 out of 12      4 out of 9    4 out of 6     2 out of 2
--------------------------------------------

(1)  According to Lipper Analytical Services.


[mountain graph - data below]

GROWTH OF $10,000 OVER TEN YEARS
Value on 3/31/97

        Merrill Lynch
          1-10 Year         Intermediate-Term
       Treasury Index           Treasury
         $10,000               $10,000
          $9,836                $9,649
          $9,938                $9,677
          $9,957                $9,624
          $9,928                $9,525
          $9,798                $9,302
         $10,106                $9,694
         $10,162                $9,711
         $10,257                $9,837
         $10,516               $10,196
         $10,626               $10,320
         $10,580               $10,161
         $10,566               $10,098
         $10,507               $10,021
         $10,678               $10,215
         $10,652               $10,152
         $10,660               $10,149
         $10,845               $10,337
         $10,993               $10,486
         $10,897               $10,362
         $10,907               $10,354
         $11,015               $10,457
         $10,969               $10,393
         $11,023               $10,443
         $11,226               $10,617
         $11,463               $10,849
         $11,755               $11,140
         $11,995               $11,379
         $11,828               $11,183
         $11,888               $11,229
         $12,132               $11,461
         $12,250               $11,554
         $12,281               $11,589
         $12,211               $11,518
         $12,242               $11,550
         $12,266               $11,552
         $12,223               $11,498
         $12,481               $11,750
         $12,644               $11,905
         $12,825               $12,078
         $12,770               $12,022
         $12,886               $12,139
         $13,066               $12,306
         $13,261               $12,491
         $13,448               $12,656
         $13,585               $12,771
         $13,656               $12,828
         $13,730               $12,891
         $13,872               $13,024
         $13,951               $13,093
         $13,966               $13,089
         $14,116               $13,225
         $14,380               $13,494
         $14,624               $13,714
         $14,790               $13,881
         $14,963               $14,043
         $15,329               $14,395
         $15,174               $14,230
         $15,232               $14,256
         $15,170               $14,170
         $15,308               $14,320
         $15,526               $14,536
         $15,751               $14,746
         $16,044               $15,033
         $16,229               $15,195
         $16,454               $15,425
         $16,251               $15,223
         $16,179               $15,134
         $16,392               $15,340
         $16,699               $15,635
         $16,949               $15,855
         $17,012               $15,922
         $17,147               $16,041
         $17,096               $15,979
         $17,346               $16,226
         $17,381               $16,241
         $17,647               $16,487
         $17,723               $16,546
         $17,754               $16,573
         $17,669               $16,483
         $17,914               $16,725
         $17,660               $16,465
         $17,412               $16,216
         $17,294               $16,088
         $17,312               $16,094
         $17,325               $16,095
         $17,539               $16,289
         $17,594               $16,348
         $17,453               $16,222
         $17,457               $16,215
         $17,370               $16,124
         $17,436               $16,165
         $17,725               $16,412
         $18,064               $16,705
         $18,163               $16,789
         $18,372               $16,968
         $18,897               $17,415
         $19,020               $17,530
         $19,033               $17,529
         $19,189               $17,683
         $19,318               $17,783
         $19,535               $17,992
         $19,779               $18,196
         $19,980               $18,381
         $20,151               $18,522
         $19,926               $18,318
         $19,830               $18,203
         $19,768               $18,147
         $19,757               $18,125
         $19,950               $18,328
         $20,011               $18,388
         $20,033               $18,330
         $20,288               $18,640
         $20,618               $19,043
         $20,871               $19,334
         $20,758               $19,133
         $20,836               $19,152
         $20,859               $19,181
         $20,752               $18,941

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total return line of the index does not.


34   Management's Discussion                     American Century Investments


PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                   3/31/97        3/31/96
Number of Securities                 13             10
Weighted Average Maturity         5.8 years      3.8 years
Average Duration                  4.4 years      3.1 years
Expense Ratio                       0.51%          0.53%


YIELD AS OF MARCH 31, 1997
--------------------------------------------------------------------------------
                              30-Day SEC Yield

Intermediate-Term Treasury          6.27%


INTERMEDIATE-TERM TREASURY MANAGEMENT Q & A

     An interview with Dave Schroeder, Vice President and a senior portfolio manager on the Benham Treasury funds management team.

     HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?

     The fund was the top-performing intermediate Treasury fund. For the fiscal year ended March 31, 1997, the fund had a total return of 4.05%, compared with the 3.38% average return of the 12 "Intermediate U.S. Treasury Funds" tracked by Lipper Analytical Services. (See the Total Returns table on the previous page for other fund performance comparisons.)

[bar chart - data below]

INTERMEDIATE-TERM TREASURY FISCAL YEAR RETURNS (Periods ended March 31)

          Intermediate-Term         Merrill Lynch 1- to 10-Year
              Treasury                    Treasury Index
1988            1.60%                          5.80%
1989            2.78%                          4.19%
1990           10.65%                         11/27%
1991           11/59%                         11.94%
1992            9.92%                         10.49%
1993           12.36%                         12.15%
1994            1.85%                          2.33%
1995            3.54%                          4.31%
1996            8.42%                          9.18%
1997            4.05%                          4.65%


This chart illustrates the historical year-by-year volatility of the fund's returns over the past 10 years and compares them with the index's returns. The fund's total returns include operating expenses, while the index's do not. See page 32 of the Annual Report for a definition of the index.


     WHAT FACTORS LED TO THE FUND'S STRONG PERFORMANCE RELATIVE TO ITS LIPPER CATEGORY?

     The main reason was the fund's more conservative positioning during the first half of the fiscal year. Historically, the fund's average maturity and


Proxy Statement                                  Management's Discussion   35


duration have been shorter than those of its peers, and this positioning helped limit the fund's price depreciation as interest rates rose in mid-1996.

     But as we mentioned in our last report, we changed the fund's benchmark index toward the end of last summer. As a result, the fund's average maturity and duration are now more in line with those of other intermediate Treasury funds. The fund's performance over the last six months of the fiscal year reflected this change; its 1.60% return was closer to the 1.40% average return of its peers.

     DID THE FUND'S AVERAGE MATURITY AND DURATION CHANGE MUCH OVER THE PAST SIX MONTHS?

     Not really, although we made some small adjustments to the fund's positioning in response to changing market conditions. For example, in mid-February we held the interest payments on several of the fund's securities in cash rather than reinvesting them in the Treasury market. This move effectively shortened the fund's average maturity and duration, which proved to be timely--bond prices plunged and yields rose during the latter half of February. The fund's larger cash position helped reduce the negative effects of rising interest rates.

     After the market turbulence eased a little in March, we invested the cash in longer-term, high-yielding Treasury securities. This transaction extended the fund's average maturity and duration while adding some extra yield.

     THE FUND HELD SOME INFLATION-INDEXED TREASURY BONDS DURING THE PERIOD. WHY?

     It was part of the same mid-February adjustment to position the fund more conservatively. The Treasury had recently introduced its first-ever inflation-indexed bonds with maturities of 10 years, and our analysis indicated that these securities were less volatile than five-year Treasury notes. So, we sold some of the fund's five-year Treasury notes and purchased some inflation-indexed Treasury securities.

     The inflation-indexed securities performed as expected--they suffered less price depreciation during the bond price decline in late February. But the fund only held the inflation-indexed bonds for about two weeks; we sold them at the end of February. By that time, five-year Treasury notes were more attractively valued, so we rotated back into those securities.

     DO YOU PLAN TO ADD ANY INFLATION-INDEXED SECURITIES TO THE FUND'S PORTFOLIO IN THE FUTURE?

     Absolutely. An inflation-indexed bond tends to have about half the interest-rate sensitivity of a normal bond with the same maturity. The only inflation-indexed Treasury securities currently available have maturities of 10 years, which means their interest-rate sensitivity is similar to that of a five-year Treasury note. That level of interest-rate sensitivity makes them perfect candidates for the fund's portfolio.


36   Management's Discussion                     American Century Investments


     Going forward, we will monitor the relative value between five-year Treasury notes and 10-year inflation-indexed Treasury bonds. We'll invest in whichever securities are most attractive based on our evaluations of their total return potential.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/97)

Treasury Notes             81%
Treasury Bonds             19%


PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/96)

Treasury Notes             97%
Treasury Bonds              3%




     LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE TREASURY MARKET OVER THE NEXT SIX MONTHS?

     Bond yields rose dramatically in the first quarter of 1997, largely because the U.S. economy has shown stronger-than-normal growth and wages have been rising. These factors also led the Federal Reserve to raise short-term interest rates in March. The Fed appears to be in a rate-raising mode; our only question is how high they will go.

     Historically, the average Fed "tightening cycle"--a series of consecutive short-term interest rate increases designed to restrain economic growth and head off inflation--consisted of four rate hikes totaling 200 basis points (2 percentage points). This magnitude of tightening seems unlikely this time around, especially since rising wage pressures have not materialized in the consumer inflation figures. Overall, we believe that this will be a mild Fed tightening cycle.

     The bond market has already priced in another Fed rate increase, even though inflation trended lower in the first quarter of 1997. In addition, the rise in bond yields over the past few months may already be enough to slow economic activity and keep inflation at bay. As a result, we see a strong possibility of lower intermediate-term Treasury yields over the next six months.


Proxy Statement                                 Management's Discussion    37


     WITH THIS OUTLOOK IN MIND, WHAT ARE YOUR PLANS FOR THE FUND OVER THE NEXT SIX MONTHS?

     Intermediate-term Treasury securities are currently yielding almost 7%, an attractive yield considering that inflation was just 2.8% during the past fiscal year. That's a real yield (the stated yield minus the inflation rate) of more than 4%. So, we're lengthening the fund's average maturity and duration to capture these high real yields. We've already extended the fund's duration from
4.4 years to 4.7 years since the end of the fiscal year.

     We're also positioning the fund for a steeper yield curve. Recently, the Treasury yield curve has been relatively flat between two and ten years--that is, the gap between two-year Treasury yields and ten-year Treasury yields is narrower than usual. Because we expect this situation to change, we're concentrating the fund's portfolio in bonds with maturities at or near the fund's average maturity of six years. This structure--known as a "bullet"--tends to perform best when the yield curve moves from flat to steep.

     We've sold some of the fund's longer-term bonds and replaced them with six-year securities, including some zero-coupon Treasury bonds. The zero-coupon bonds have longer durations than ordinary six-year Treasury securities, so they help maintain the fund's duration while fitting into the "bullet" portfolio structure.

[pie charts]

PORTFOLIO COMPOSITION BY MATURITY (as of 3/31/97)

0-3 Years                4%
3-5 Years               58%
5-7 Years                8%
7-10 Years              24%
10-20 Years              6%


PORTFOLIO COMPOSITION BY MATURITY (as of 9/30/96)

0-3 Years                2%
3-5 Years               65%
5-7 Years               17%
7-10 Years              13%
10-20 Years              3%


38   Management's Discussion                      American Century Investments


                                 APPENDIX I
                          STANDARDIZED FUNDAMENTAL
                           INVESTMENT RESTRICTIONS

     Each Acquiring Fund's  shareholders  (other than the Limited-Term  Tax-Free
Fund) is currently considering a proposal to modify its fundamental investment restrictions to those set forth in the following table in order to make them consistent with the other funds within the American Century family of funds. These fundamental investment restrictions cannot be changed without the approval a fund's shareholders. The Limited-Term Tax-Free Fund was established with the following fundamental investment restrictions already in place. Accordingly, no shareholder vote is needed to amend that fund's fundamental investment restrictions.

CATEGORY                 PROPOSED LIMITATION
--------------------------------------------------------------------------------
SENIOR SECURITIES        The  funds  shall  not  issue  senior  securities,
                         except as permitted under the Investment Company Act of
                         1940.
--------------------------------------------------------------------------------
BORROWING                The funds shall not borrow money, except that a fund
                         may borrow money for temporary or emergency purposes
                         (not for leveraging or investment) in an amount not
                         exceeding 331/3% of the fund's total assets
                         (including the amount borrowed) less liabilities
                         (other than borrowings).
--------------------------------------------------------------------------------
LENDING                  The funds shall not lend any security or make any
                         other loan if, as a result, more than 331/3% of a
                         fund's total assets would be lent to other parties,
                         except, (i) through the purchase of debt securities
                         in accordance with its investment objective, policies
                         and limitations, or (ii) by engaging in repurchase
                         agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
REAL ESTATE              The funds shall not purchase or sell real estate
                         unless acquired as a result of ownership of
                         securities or other instruments. This policy shall
                         not prevent a fund from investment in securities or
                         other instruments backed by real estate or securities
                         of companies that deal in real estate or are engaged
                         in the real estate business.
--------------------------------------------------------------------------------


Proxy Statement                                              Appendix I     39


CATEGORY                 PROPOSED LIMITATION
--------------------------------------------------------------------------------
CONCENTRATION            The funds shall not concentrate their investments in
                         securities of issuers in a particular industry (other
                         than securities issued or guaranteed by the U.S.
                         government or any of its agencies or
                         instrumentalities).
--------------------------------------------------------------------------------
UNDERWRITING             The funds shall not act as an underwriter of securities
                         issued by others,  except to the extent that a fund may
                         be considered an underwriter  within the meaning of the
                         Securities Act of 1933 in the disposition of restricted
                         securities.
--------------------------------------------------------------------------------
COMMODITIES              The funds shall not purchase or sell physical
                         commodities unless acquired as a result of ownership
                         of securities or other instruments; provided that
                         this limitation shall not prohibit a fund from
                         purchasing or selling options and futures contracts
                         or from investing in securities or other instruments
                         backed by physical commodities.
--------------------------------------------------------------------------------
INVESTING                The funds shall not invest for  purposes  of
FOR CONTROL              exercising control over management.
--------------------------------------------------------------------------------


                                 APPENDIX II
                            CURRENT FUNDAMENTAL
                           INVESTMENT RESTRICTIONS

     The existing fundamental investment restrictions for each of the Acquired Funds (other than the Limited-Term Tax-Free Fund) is set forth in the table below. In the event that the shareholders of an Acquiring Fund do not approve the limitations set forth in Appendix I, the limitations set forth below will remain as fundamental investment restrictions for that fund.

CATEGORY                 CURRENT LIMITATIONS
--------------------------------------------------------------------------------
Senior Securities        ARM  FUND:   Issue  or  sell  any  class  of  senior
                         security  as defined in the  Investment  Company Act of
                         1940  except  to  the  extent  that  notes   evidencing
                         temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

                         INTERMEDIATE-TERM TREASURY FUND: Issue or sell any class of senior security, except to the extent that notes evidencing temporary borrowing might be deemed such.


40     Appendix II                               American Century Investments


CATEGORY                 CURRENT LIMITATIONS
--------------------------------------------------------------------------------
SENIOR SECURITIES        INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM TAX-
(CONT.)                  FREE FUND: Issue or sell any class of senior security
                         as defined in the Investment Company Act of 1940
                         except to the extent that transactions in options,
                         futures, options on futures, other interest rate
                         hedging instruments, notes evidencing temporary
                         borrowings, or the purchase of securities on a
                         when-issued or delayed-delivery basis might be deemed
                         such.
--------------------------------------------------------------------------------
BORROWING                ARM FUND: Borrow money in excess of 331/3% of the
                         market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least
                         300 per centum for all such borrowings. To secure any such borrowing, the fund may pledge or hypothecate not in excess of 331/3% of the value of its total assets. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

                         INTERMEDIATE-TERM TREASURY FUND: Borrow money except from a bank as a temporary measure to satisfy redemption requests, or for extraordinary or emergency purposes and then only in an amount not exceeding 331/3% of the market value of the fund's total assets, so that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the fund may not pledge or hypothecate in excess of 331/3% of the value of its total assets. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

                         INTERMEDIATE-TERM  TAX-FREE FUND AND LONG-TERM TAX-FREE
                         FUND: Borrow money in excess of 331/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the fund may not mortgage, pledge, or hypothecate in excess of 331/3% of the value of its total assets. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.
--------------------------------------------------------------------------------
LENDING ARM FUND: Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with the fund's investment objective and policies.

                         INTERMEDIATE-TERM TREASURY FUND: Lend money other than through the purchase of debt securities in accordance with its investment policy (this restriction does not apply to repurchase agreements).

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: The funds shall not lend any security
                         or make any other loan if, as a result, more than 331/3% of a fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------


Proxy Statement                                             Appendix II     41


CATEGORY                 CURRENT LIMITATIONS
--------------------------------------------------------------------------------
UNDERWRITING             ARM FUND: Act as an underwriter of securities issued
                         by others.

                         INTERMEDIATE-TERM TREASURY FUND: N/A

                         INTERMEDIATE-TERM  TAX-FREE FUND AND LONG-TERM TAX-FREE
                         FUND:  The  funds  shall not act as an  underwriter  of
                         securities issued by others,  except to the extent that
                         a fund may be  considered  an  underwriter  within  the
                         meaning   of  the   Securities   Act  of  1933  in  the
                         disposition of restricted securities.
--------------------------------------------------------------------------------
REAL ESTATE AND          ARM FUND: Purchase, sell, or invest in real
COMMODITIES              estate, commodities, commodity contracts, foreign
                         exchange, or interest in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of U.S.
                         government securities and other debt securities secured by real estate or interests therein.

                         INTERMEDIATE-TERM TREASURY FUND: Purchase or sell real estate, commodities, or commodity contracts, or buy and sell foreign exchange.

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: Purchase, sell, or invest in real
                         estate, commodities, commodity contracts, foreign
                         exchange, or interests in oil, gas, or other mineral
                         exploration or development programs, provided that
                         this limitation shall not prohibit the purchase of
                         municipal securities and other debt securities
                         secured by real estate or interests therein, and
                         shall no prohibit the fund from purchasing, selling,
                         or entering into options on securities or indexes of
                         securities, futures contracts, options on futures
                         contracts, or any other interest rate hedging
                         instrument, subject to the fund's compliance with
                         applicable provisions of the federal securities or
                         commodities laws.
--------------------------------------------------------------------------------
SHORT-SALES              ARM FUND: Engage in any short-selling operations

                         INTERMEDIATE-TERM TREASURY FUND: Engage in any short-selling operations.

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: Engage in any short-selling
                         operations, except that the fund may purchase, sell,
                         or enter into short positions in options on
                         securities or indexes of securities, futures
                         contracts, options on futures contracts, and any
                         other interest rate hedging instrument as may be
                         permitted under the federal securities or commodities
                         laws.
--------------------------------------------------------------------------------
EQUITY SECURITIES        ARM FUND: Purchase any equity securities in any
                         companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

                         INTERMEDIATE-TERM TREASURY FUND: N/A

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: N/A
--------------------------------------------------------------------------------


42     Appendix II                                American Century Investments


CATEGORY                 CURRENT LIMITATIONS
--------------------------------------------------------------------------------
U.S. TREASURY            ARM FUND: N/A
SECURITIES
                         INTERMEDIATE-TERM    TREASURY   FUND:    Purchase   the
                         securities of any issuer other than the U.S.  Treasury.
                         This   restriction   shall  not  apply  to   repurchase
                         agreements consisting of U.S. government securities or to purchases by the fund of shares of other investment companies, provided that not more than 3% of such investment company's outstanding shares would be held by the fund, not more that 5% of the value of the fund's assets would be invested in shares of such company, and not more than 10% of the value of the fund's assets would be invested in shares of investment companies in the aggregate.

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: N/A
--------------------------------------------------------------------------------
OTHER INVESTMENT         ARM FUND: Acquire or retain the securities of any
COMPANIES                other investment company if, as a result, more than
                         3% of such investment company's outstanding shares would be held by the fund, more than 5% of the value of the fund's assets would be invested in shares of such investment company, or more that 10% of the value of the fund's assets would be invested in shares of investment companies in the aggregate, or except in connection with a merger, consolidation, acquisition, or reorganization.

                         INTERMEDIATE-TERM TREASURY FUND: See Limitation on "U.S. Treasury Securities."

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: Acquire or retain the securities of
                         any other investment company, except that the fund
                         may, for temporary purposes, purchase shares of the
                         American Century Money Market Fund, subject to such
                         restrictions as may be imposed by (i) the Investment
                         Company Act of 1940 and rules thereunder or (ii) any
                         state in which shares of the fund are registered, and
                         may acquire shares of any investment company in
                         connection with a merger, consolidation, acquisition,
                         or reorganization.
--------------------------------------------------------------------------------
MARGIN TRANSACTIONS      ARM FUND: Engage in margin transactions or in
                         transactions involving puts, calls, straddles, or spreads.

                         INTERMEDIATE-TERM TREASURY FUND: Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

                         INTERMEDIATE-TERM  TAX-FREE FUND AND LONG-TERM TAX-FREE
                         FUND: Engage in margin transactions, except that it may purchase, sell, or enter into positions in options on securities or indexes of securities, futures contracts, options on futures contracts, and other interest rate hedging instruments, and may make margin deposits in connection therewith, and may purchase and hold securities with rights to put securities to the seller (standby commitments) in accordance with its investments techniques.
--------------------------------------------------------------------------------


Proxy Statement                                             Appendix II    43



CATEGORY                 CURRENT LIMITATIONS
--------------------------------------------------------------------------------
RESTRICTED               ARM FUND: Invest in securities that are not
SECURITIES               readily marketable or the disposition of which is
                         restricted under federal securities laws.
                         (collectively, "illiquid securities") if, as a result, more than 10% of the fund's net assets would be invested in illiquid securities.

                         INTERMEDIATE-TERM TREASURY FUND: Invest in portfolio securities that the fund may not be free to sell to the public without registration under the Securities Act of 1933 or the taking of similar actions under other securities laws relating to the sale of securities.

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: N/A
--------------------------------------------------------------------------------
FURTHER LIABILITY        ARM FUND: N/A

                         INTERMEDIATE-TERM TREASURY FUND: Purchase securities for which the fund might be liable for further payment or liability.

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: N/A
--------------------------------------------------------------------------------
INVESTING                ARM FUND: Purchase or retain securities of any issuer
FOR CONTROL              if, to the knowledge of the Trust's  management,
                         those officers and Trustees of the Trust and of its investment advisor who each own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such securities.

                         INTERMEDIATE-TERM TREASURY FUND: N/A

                         INTERMEDIATE-TERM TAX-FREE FUND AND LONG-TERM
                         TAX-FREE FUND: N/A
--------------------------------------------------------------------------------


44   Appendix II                                  American Century Investments


                                    NOTES

                                                                  Notes     45

                            [american century logo]
                                    American
                                  Century(sm)

9705           [recycled logo]
SH-BKT-8602-C     Recycled

                      STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                  Century(sm)

                                  June 2, 1997

[front cover]

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                        AMERICAN CENTURY MUNICIPAL TRUST
                       AMERICAN CENTURY MUTUAL FUNDS, INC.

                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-345-2021

                       Statement of Additional Information

   1997 Special Meeting of Shareholders of American Century Mutual Funds, Inc.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 2, 1997 for the Special Meeting of Shareholders to be held on July 30, 1997. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling D. F. King & Co., the proxy solicitor for the funds, at 1-800-755-3107, or American Century Mutual Funds, Inc. at 1-800-345-2021.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about the Acquiring Funds is contained in and incorporated by reference to their Statements of Additional Information dated September 3, 1996, revised January 1, 1997, copies of which are incorporated herein by reference. The audited financial statements and related independent accountant's report for the Acquiring Funds contained in the Annual Reports dated March 31, 1996 with respect to the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund and May 31, 1996 with respect to the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund are incorporated herein by reference. The Acquired Funds' respective Semi-Annual Reports dated September 30, 1996 and November 30, 1996 are also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         Further information about the Liquidating Funds is contained in and incorporated by reference to its Statements of Additional Information dated March 1, 1997. The audited financial statements and related independent accountant's report for the Liquidating Funds contained in their Annual Reports dated October 31, 1996 are incorporated herein be reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is June 2, 1997.


                                TABLE OF CONTENTS

General Information...........................................................
Pro Forma Financial Statements................................................
Agreement and Plan of Reorganization..........................................

                              GENERAL INFORMATION

         The Shareholders of the Acquiring Funds are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") between the American Century Government Income Trust, American Century Municipal Trust, and American Century Mutual Funds, Inc. and the transactions contemplated thereby. A copy of the proposed Reoganization Agreement is contained in this Statement of Additional Information beginning at page [2]. A summary of the material provisions of such Agreement is contained in the Combined Proxy Statement/Prospectus. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of the Acquired Company's Liquidating Funds to the Acquiring Funds in exchange for full and fractional shares representing interests in such corresponding funds. The shares issued by the Acquiring Funds will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Liquidating Funds that are outstanding immediately before the effective time of the Reorganization.

         Following the exchange, the Liquidating Funds will make a liquidating distribution of Acquiring Fund shares to shareholders. Each shareholder owning shares of the Liquidating Funds at the effective time of the reorganization will receive shares of the Acquiring Funds of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the effective time of the reorganization on Liquidating Fund shares.

         The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on July 30, 1997 at American Century Towers I, 4500 Main Street, Kansas City, Missouri. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed combination of the American Century - Benham Intermediate-Term Government Fund and the American Century - Benham Intermediate-Term Treasury Fund, since the net asset value of the American Century - Benham Intermediate-Term Government Fund (non-surviving fund) did not exceed ten percent of the net asset value of the American Century - Benham Intermediate-Term Treasury Fund (surviving fund) on March 10, 1997.

BENHAM SHORT-TERM GOVERNMENT FUND
BENHAM ADJUSTABLE RATE GOVERNMENT SECURITIES FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

                                                                                Benham
                                                                              Adjustable
                                                            Benham               Rate
October 31, 1996 (Unaudited)                              Short-Term          Government                                  Pro Forma
                                                          Government          Securities                                   Combined
                                                            Fund                 Fund           Adjustments                (Note 1)
                                                       ---------------($ in Thousands, Except Per-Share Amounts)-------------------
ASSETS
Investment securities,
     at value (identified
     cost of $345,317 and
     $255,853, respectively)                             $347,730              $256,362                                    $604,092
Cash                                                            -                   542             $(410) (b)                  132
Receivable for investments
     sold                                                       -                11,834                                      11,834
Interest receivable                                         3,822                 1,814                                       5,636
Prepaid expenses and other
     assets                                                     -                     4                (4) (c)                    -
                                                       ----------------------------------------------------------------------------
                                                          351,552               270,556              (414)                  621,694
                                                       ----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess
     of demand deposit
     cash                                                   1,079                     -              (410) (b)                  669
Payable for investments
     purchased                                                  -                 9,958                                       9,958
Payable for capital
     shares redeemed                                          182                 1,942                                       2,124
Dividend payable                                              311                   240                                         551
Payable to affiliates                                           -                   115              (115) (c)                    -
Accrued management fee                                        208                     -               103  (c)                  311
Accrued expenses and
     other liabilities                                           -                    7                (7) (c)                    -
                                                      -----------------------------------------------------------------------------
                                                            1,780                12,262              (429)                   13,613
                                                      -----------------------------------------------------------------------------
Net Assets Applicable
     to Outstanding Shares                               $349,772              $258,294               $15                  $608,081
                                                      =============================================================================
CAPITAL SHARES (NOTE 3)
Outstanding                                                36,941                27,130               145 (a)                64,216
                                                      =============================================================================
Net Asset Value Per Share                                   $9.47                 $9.52                                       $9.47
                                                      =============================================================================
NET ASSETS CONSIST OF:
Capital paid in                                          $367,317              $327,056               $15 (c)              $694,388
Accumulated undistributed
     net realized gain
     (loss) from investment
     transactions                                         (19,958)              (69,271)                                    (89,229)
Net unrealized appreciation
     (depreciation) on
     investments                                            2,413                   509                                       2,922
                                                       ----------------------------------------------------------------------------
                                                         $349,772              $258,294                   $15              $608,081
                                                       ============================================================================

(a) Adjustment to reflect the issuance of Adjustable Rate Government Securities shares (at the Short-Term Government net asset value per share since this fund is the accounting survivor) in connection with the proposed reorganization.
(b) Adjustment to net bank overdraft of the Short-Term Government Fund with cash of the Adjustable Rate Government Securities Fund.
(c) Adjustment restates the funds' accrued management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity.

See Notes to Pro Forma Financial Statements

BENHAM SHORT-TERM GOVERNMENT FUND
BENHAM ADJUSTABLE RATE GOVERNMENT SECURITIES FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS

                                                                                 Benham
                                                                              Adjustable
                                                          Benham                 Rate
Year Ended October 31, 1996                             Short-Term            Government                                  Pro Forma
(Unaudited)                                             Government            Securities                                   Combined
                                                           Fund                  Fund           Adjustments              (Note 1)
                                                ---------------------------($ in Thousands)----------------------------------------
INVESTMENT INCOME
Income:
Interest                                                  $22,514               $17,834                                     $40,348
                                                -----------------------------------------------------------------------------------
Expenses:
Management fees                                             2,570                     -             1,389  (a)                3,959
Investment advisory fees                                        -                   805              (805) (a)                    -
Administrative fees                                             -                   372              (372) (a)                    -
Transfer agency fees                                            -                   266              (266) (a)                    -
Custodian fees                                                  -                   123              (123) (a)                    -
Printing and postage                                            -                    82               (82) (a)                    -
Registration and filing fees                                    -                    18               (18) (a)                    -
Directors' fees and expenses                                    4                    10               (10) (a)                    4
Auditing and legal fees                                         -                    24               (24) (a)                    -
Organizational expenses                                         -                     3                (3) (a)                    -
Other operating expenses                                        -                    57               (57) (a)                    -
                                                       ----------------------------------------------------------------------------
  Total expenses                                            2,574                 1,760              (371)                    3,963
Amount waived                                                   -                   (5)                 5  (a)                    -
Custodian earnings credits                                      -                  (78)                78  (a)                    -
                                                       ----------------------------------------------------------------------------
  Net expenses                                              2,574                1,677               (288)                    3,963
                                                       ----------------------------------------------------------------------------
Net investment income                                      19,940               16,157                288                    36,385
                                                       ----------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss)                                     (339)                 363                                           24
Change in net unrealized
     appreciation (depreciation)                           (1,269)                 379                                         (890)

Net realized and unrealized gain
     (loss) on investments                                 (1,608)                 742                                         (866)
                                                       ----------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                 $18,332               $16,899                  $288               $35,519
                                                       ============================================================================
(a) Adjustment restates the funds' management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity and the expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedules of Investments, Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations reflect the accounts of the Benham Short-Term Government Fund and Benham Adjustable Rate Government Securities Fund; Benham Intermediate-Term Tax-Exempt Fund and Benham Intermediate-Term Tax-Free Fund and Benham Long-Term Tax-Exempt Fund and Benham Long-Term Tax-Free Fund, at and for the year ended October 31, 1996. The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, in exchange for shares of the surviving entity as stated below:

              Non-Surviving Fund:                    Surviving Fund:
     Benham Adjustable Rate Government       Benham Short-Term Government Fund
          Securities Fund
     Benham Intermediate-Term                Benham Intermediate-Term
          Tax-Free Fund                           Tax-Exempt Fund
     Benham Long-Term Tax-Free Fund          Benham Long-Term Tax-Exempt Fund

     In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

     The Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation-Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at October 31, 1996, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of October 31, 1996, divided by the net asset value per share of the shares of the surviving fund as of October 31, 1996. The pro forma total number of shares outstanding for each combined fund consists of the following at October 31, 1996:

                                                               Additional Shares
     Combined       Total Outstanding       Shares of          Assumed Issued
     Fund           Shares                  Surviving Fund     in Reorganization

     Short-Term
     Government Fund   64,215,708              36,940,713            27,274,995

     Intermediate-Term
     Tax-Exempt Fund   13,898,329               7,787,666             6,110,663

     Long-Term
     Tax-Exempt Fund   10,879,856               5,743,483             5,136,373

4. Investments-At October 31, 1996, the funds had the following net capital loss carryforwards available to offset future capital gains. To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

         Fund                                     Net Capital Loss Carryforward

         Adjustable Rate Government
              Securities Fund                                 $69,205,630

         Short-Term Government Fund                           $19,957,873

         Intermediate-Term Tax-Free Fund                         $420,126

         Long-Term Tax-Free Fund                                 $427,920

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                ($ in Thousands)
--------------------------------------------------
                      Adjustable        Pro Forma
Short-Term            Rate              Combined
Principal             Principal         Principal
Amount                Amount            Amount

U. S. TREASURY SECURITIES--27.3%
$23,100                -                $23,100               U.S. Treasury Notes, 5.75%, 9-30-97
 23,100                -                 23,100               U.S. Treasury Notes, 7.375%, 11-15-97
 12,800                -                 12,800               U.S. Treasury Notes, 5.375%, 11-30-97
 11,070                -                 11,070               U.S. Treasury Notes, 5.00%, 1-31-98
 11,080                -                 11,080               U.S. Treasury Notes, 7.25%, 2-15-98
 11,000                -                 11,000               U.S. Treasury Notes, 6.125%, 3-31-98
 12,000               $8,000             20,000               U.S. Treasury Notes, 5.875%, 10-31-98
 12,925                -                 12,925               U.S. Treasury Notes, 5.00%, 1-31-99
 18,600                -                 18,600               U.S. Treasury Notes, 5.00%, 2-15-99
 10,615                -                 10,615               U.S. Treasury Notes, 6.75%, 5-31-99
 4,670                 -                 4,670                U.S. Treasury Notes, 7.75%, 2-15-01
 -                     5,000             5,000                U.S. Treasury Notes, 7.00%, 7-15-06



U.S. GOVERNMENT AGENCY SECURITIES--15.0%
 44,500                -                 44,500               FHLB, 5.99%, 2-9-98
 6,000                 -                 6,000                FHLB, 6.25%, 3-9-98
 9,290                 -                 9,290                FHLMC, 5.19%, 1-20-99
 25,000                -                 25,000               FNMA, 6.01%, 10-9-98
 6,000                 -                 6,000                FNMA, 5.20%, 2-18-99



ADJUSTABLE RATE MORTGAGE SECURITIES(1)
 FHLMC--10.3%
 -                     3,857             3,857                FHLMC-ARM Pool #350053, 6.875%, due 5/1/17
 -                     247               247                  FHLMC-ARM Pool #635104, 7.656%, due 8/1/18
 -                     683               683                  FHLMC-ARM Pool #606095, 7.728%, due 11/1/18
 -                     1,720             1,720                FHLMC-ARM Pool #605775, 7.497%, due 4/1/19
 -                     2,072             2,072                FHLMC-ARM Pool #606116, 7.577%, due 9/1/19
 -                     3,316             3,316                FHLMC-ARM Pool #755188, 7.237%, due 9/1/20
 -                     480               480                  FHLMC-ARM Pool #390263, 6.375%, due 1/1/21
 -                     55                55                   FHLMC-ARM Pool #775473, 7.359%, due 6/1/21
 -                     1,067             1,067                FHLMC-ARM Pool #406645, 7.182%, due 5/1/22
 -                     2,208             2,208                FHLMC-ARM Pool #876559, 8.08%, due 3/1/24
 -                     5,478             5,478                FHLMC-ARM Pool #845986, 7.574%, due 3/1/24
 -                     2,892             2,892                FHLMC-ARM Pool #845898, 7.582%, due 6/1/24
 -                     13,271            13,271               FHLMC-ARM Pool #846018, 7.628%, due 6/1/24
 -                     5,783             5,783                FHLMC-ARM Pool #846061, 7.746%, due 7/1/24
 -                     9,046             9,046                FHLMC-ARM Pool #845995, 7.728%, due 9/1/24
 -                     7,612             7,612                FHLMC-ARM Pool #846197, 7.378%, due 10/1/25

continued

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

(CONTINUATION OF COLUMN FROM PRIOR PAGE)

                                                                                 ($ in Thousands)
                                                                  ------------------------------------------------
                                                                                                          Pro
                                                                  Market                                  Forma
                                                                  Value               Market              Combined
                                                                  Short-              Value               Market
                                                                  Term                Adjustable          Value


U.S. Treasury Notes, 5.75%, 9-30-97                               $23,160              -                  $23,160
U.S. Treasury Notes, 7.375%, 11-15-97                              23,517              -                  23,517
U.S. Treasury Notes, 5.375%, 11-30-97                              12,777              -                  12,777
U.S. Treasury Notes, 5.00%, 1-31-98                                10,990              -                  10,990
U.S. Treasury Notes, 7.25%, 2-15-98                                11,297              -                  11,297
U.S. Treasury Notes, 6.125%, 3-31-98                               11,075              -                  11,075
U.S. Treasury Notes, 5.875%, 10-31-98                              12,028             $8,018              20,046
U.S. Treasury Notes, 5.00%, 1-31-99                                12,711              -                  12,711
U.S. Treasury Notes, 5.00%, 2-15-99                                18,288              -                  18,288
U.S. Treasury Notes, 6.75%, 5-31-99                                10,840              -                  10,840
U.S. Treasury Notes, 7.75%, 2-15-01                                4,969               -                  4,969
U.S. Treasury Notes, 7.00%, 7-15-06                                -                   5,225              5,225
                                                                   -------             ------             -------
                                                                   151,652             13,243             164,895
                                                                   -------             ------             -------



FHLB, 5.99%, 2-9-98                                                44,657              -                  44,657
FHLB, 6.25%, 3-9-98                                                6,041               -                  6,041
FHLMC, 5.19%, 1-20-99                                              9,129               -                  9,129
FNMA, 6.01%, 10-9-98                                               25,060              -                  25,060
FNMA, 5.20%, 2-18-99                                               5,894               -                  5,894
                                                                   -------             ------             -------
                                                                   90,781              -                  90,781
                                                                   -------             ------             -------




FHLMC-ARM Pool #350053, 6.875%, due 5/1/17                         -                   3,957              3,957
FHLMC-ARM Pool #635104, 7.656%, due 8/1/18                         -                   254                254
FHLMC-ARM Pool #606095, 7.728%, due 11/1/18                        -                   699                699
FHLMC-ARM Pool #605775, 7.497%, due 4/1/19                         -                   1,794              1,794
FHLMC-ARM Pool #606116, 7.577%, due 9/1/19                         -                   2,152              2,152
FHLMC-ARM Pool #755188, 7.237%, due 9/1/20                         -                   3,410              3,410
FHLMC-ARM Pool #390263, 6.375%, due 1/1/21                         -                   478                478
FHLMC-ARM Pool #775473, 7.359%, due 6/1/21                         -                   55                 55
FHLMC-ARM Pool #406645, 7.182%, due 5/1/22                         -                   1,083              1,083
FHLMC-ARM Pool #876559, 8.08%, due 3/1/24                          -                   2,268              2,268
FHLMC-ARM Pool #845986, 7.574%, due 3/1/24                         -                   5,708              5,708
FHLMC-ARM Pool #845898, 7.582%, due 6/1/24                         -                   2,975              2,975
FHLMC-ARM Pool #846018, 7.628%, due 6/1/24                         -                   13,843             13,843
FHLMC-ARM Pool #846061, 7.746%, due 7/1/24                         -                   6,032              6,032
FHLMC-ARM Pool #845995, 7.728%, due 9/1/24                         -                   9,436              9,436
FHLMC-ARM Pool #846197, 7.378%, due 10/1/25                        -                   7,807              7,807
                                                                   -------             ------             -------
                                                                   -                   61,951             61,951
                                                                   -------             ------             -------
continued


Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                      Adjustable        Pro Forma
Short-Term            Rate              Combined
Principal             Principal         Principal
Amount                Amount            Amount

FNMA--10.9%
 -                     217               217                  FNMA-ARM Pool #066254, 6.059%, due 2/1/99
 -                     230               230                  FNMA-ARM Pool #066376, 8.00%, due 2/1/01
 -                     358               358                  FNMA-ARM Pool #066221, 7.50%, due 9/1/03
 -                     373               373                  FNMA-ARM Pool #020155, 7.491%, due 8/1/14
 -                     63                63                   FNMA-ARM Pool #009781, 7.067%. due 10/1/14
 -                     1,031             1,031                FNMA-ARM Pool #105320, 7.37%, due 7/1/15
 -                     129               129                  FNMA-ARM Pool #020635, 7.18%,  due 8/1/15
 -                     517               517                  FNMA-ARM Pool #025432, 6.625%,  due 4/1/16
 -                     103               103                  FNMA-ARM Pool #009883, 7.375%,  due 7/1/16
 -                     434               434                  FNMA-ARM Pool #036922, 7.875% , due 8/1/16
 -                     612               612                  FNMA-ARM Pool #105843, 7.902%, due 1/1/17
 -                     2,621             2,621                FNMA-ARM Pool #061401, 7.822%, due 5/1/17
 -                     1,624             1,624                FNMA-ARM Pool #066415, 7.197%, due 7/1/17
 -                     521               521                  FNMA-ARM Pool #061392, 7.505%, due 7/1/17
 -                     406               406                  FNMA-ARM Pool #070088, 7.383%, due 12/1/17
 -                     5,171             5,171                FNMA-ARM Pool #099782, 7.157%, due 1/1/18
 -                     491               491                  FNMA-ARM Pool #064708, 7.875%, due 2/1/18
 -                     1,950             1,950                FNMA-ARM Pool #086885, 7.284%, due 3/1/18
 -                     527               527                  FNMA-ARM Pool #070224, 7.625%, due 4/1/18
 -                     1,984             1,984                FNMA-ARM Pool #162880, 7.436%, due 5/1/18
 -                     450               450                  FNMA-ARM Pool #070186, 7.142%, due 6/1/18
 -                     851               851                  FNMA-ARM Pool #063167, #063623, #063658, 7.75%,
                                                                due 7/1/18
 -                     1,093             1,093                FNMA-ARM Pool #013786, 7.896%, due 8/1/18
 -                     1,376             1,376                FNMA-ARM Pool #099577, 7.44%, due 12/1/18
 -                     248               248                  FNMA-ARM Pool #075462, 7.825%, due 5/1/19
 -                     686               686                  FNMA-ARM Pool #244477,  7.203%, due 8/1/19
 -                     5,863             5,863                FNMA-ARM Pool #142402, 7.518%, due 9/1/19
 -                     1,903             1,903                FNMA-ARM Pool #070595, 6.98%, due 1/1/20
 -                     1,541             1,541                FNMA-ARM Pool #113709, 7.707%, due 4/1/20
 -                     1,087             1,087                FNMA-ARM Pool #070909, 7.43%,  due 12/1/20
 -                     983               983                  FNMA-ARM Pool #336479, 7.876%, due 3/1/21
 -                     361               361                  FNMA-ARM Pool #129482, 6.525%. due 8/1/21
 -                     976               976                  FNMA-ARM Pool #145556, 7.375%, due 1/1/22
 -                     1,577             1,577                FNMA-ARM Pool #163993, 7.262%, due 5/1/22
 -                     989               989                  FNMA-ARM Pool #334441, 7.29%, due 5/1/22
 -                     959               959                  FNMA-ARM Pool #169868, 7.31%, due 6/1/22
 -                     638               638                  FNMA-ARM Pool #173165, 7.276%, due 7/1/22
 -                     684               684                  FNMA-ARM Pool #178295, 7.405%, due 9/1/22
 -                     707               707                  FNMA-ARM Pool #220498, 8.119%, due 6/1/23
 -                     518               518                  FNMA-ARM Pool #222649, 8.125%, due 7/1/23
 -                     5,389             5,389                FNMA-ARM Pool #303336, 7.366%, due 8/1/23
 -                     1,348             1,348                FNMA-ARM Pool #190647, 7.689%, due 8/1/23
 -                     2,979             2,979                FNMA-ARM Pool #291248, 7.853%, due 8/1/24
 -                     1,032             1,032                FNMA-ARM Pool #318767, 7.708%, due 10/1/25


continued

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

(CONTINUATION OF COLUMN FROM PRIOR PAGE)
                                                                  ($ in Thousands)
                                                                                                          Pro
                                                                  Market                                  Forma
                                                                  Value               Market              Combined
                                                                  Short-              Value               Market
                                                                  Term                Adjustable          Value

FNMA-ARM Pool #066254, 6.059%, due 2/1/99                          -                   216                216
FNMA-ARM Pool #066376, 8.00%, due 2/1/01                           -                   228                228
FNMA-ARM Pool #066221, 7.50%, due 9/1/03                           -                   356                356
FNMA-ARM Pool #020155, 7.491%, due 8/1/14                          -                   375                375
FNMA-ARM Pool #009781, 7.067%. due 10/1/14                         -                   63                 63
FNMA-ARM Pool #105320, 7.37%, due 7/1/15                           -                   1,060              1,060
FNMA-ARM Pool #020635, 7.18%,  due 8/1/15                          -                   132                132
FNMA-ARM Pool #025432, 6.625%,  due 4/1/16                         -                   526                526
FNMA-ARM Pool #009883, 7.375%,  due 7/1/16                         -                   104                104
FNMA-ARM Pool #036922, 7.875% , due 8/1/16                         -                   446                446
FNMA-ARM Pool #105843, 7.902%, due 1/1/17                          -                   639                639
FNMA-ARM Pool #061401, 7.822%, due 5/1/17                          -                   2,752              2,752
FNMA-ARM Pool #066415, 7.197%, due 7/1/17                          -                   1,685              1,685
FNMA-ARM Pool #061392, 7.505%, due 7/1/17                          -                   544                544
FNMA-ARM Pool #070088, 7.383%, due 12/1/17                         -                   420                420
FNMA-ARM Pool #099782, 7.157%, due 1/1/18                          -                   5,314              5,314
FNMA-ARM Pool #064708, 7.875%, due 2/1/18                          -                   509                509
FNMA-ARM Pool #086885, 7.284%, due 3/1/18                          -                   2,010              2,010
FNMA-ARM Pool #070224, 7.625%, due 4/1/18                          -                   549                549
FNMA-ARM Pool #162880, 7.436%, due 5/1/18                          -                   2,051              2,051
FNMA-ARM Pool #070186, 7.142%, due 6/1/18                          -                   463                463
FNMA-ARM Pool #063167, #063623, #063658, 7.75%,
  due 7/1/18                                                       -                   881                881
FNMA-ARM Pool #013786, 7.896%, due 8/1/18                          -                   1,103              1,103
FNMA-ARM Pool #099577, 7.44%, due 12/1/18                          -                   1,418              1,418
FNMA-ARM Pool #075462, 7.825%, due 5/1/19                          -                   257                257
FNMA-ARM Pool #244477,  7.203%, due 8/1/19                         -                   700                700
FNMA-ARM Pool #142402, 7.518%, due 9/1/19                          -                   6,100              6,100
FNMA-ARM Pool #070595, 6.98%, due 1/1/20                           -                   1,953              1,953
FNMA-ARM Pool #113709, 7.707%, due 4/1/20                          -                   1,607              1,607
FNMA-ARM Pool #070909, 7.43%,  due 12/1/20                         -                   1,128              1,128
FNMA-ARM Pool #336479, 7.876%, due 3/1/21                          -                   1,025              1,025
FNMA-ARM Pool #129482, 6.525%. due 8/1/21                          -                   362                362
FNMA-ARM Pool #145556, 7.375%, due 1/1/22                          -                   996                996
FNMA-ARM Pool #163993, 7.262%, due 5/1/22                          -                   1,618              1,618
FNMA-ARM Pool #334441, 7.29%, due 5/1/22                           -                   1,012              1,012
FNMA-ARM Pool #169868, 7.31%, due 6/1/22                           -                   977                977
FNMA-ARM Pool #173165, 7.276%, due 7/1/22                          -                   647                647
FNMA-ARM Pool #178295, 7.405%, due 9/1/22                          -                   695                695
FNMA-ARM Pool #220498, 8.119%, due 6/1/23                          -                   736                736
FNMA-ARM Pool #222649, 8.125%, due 7/1/23                          -                   539                539
FNMA-ARM Pool #303336, 7.366%, due 8/1/23                          -                   5,537              5,537
FNMA-ARM Pool #190647, 7.689%, due 8/1/23                          -                   1,390              1,390
FNMA-ARM Pool #291248, 7.853%, due 8/1/24                          -                   3,072              3,072
FNMA-ARM Pool #318767, 7.708%, due 10/1/25                         -                   1,068              1,068

continued


Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                      Adjustable        Pro Forma
Short-Term            Rate              Combined
Principal             Principal         Principal
Amount                Amount            Amount


-                      777               777                  FNMA-ARM Pool #325305, 6.033% , due 11/1/25
 -                     148               148                  FNMA-ARM Pool #062836, 6.658%,  due 4/1/26
 -                     230               230                  FNMA-ARM Pool #062835, 6.741%, due 1/1/27
 -                     284               284                  FNMA-ARM Pool #070184, 7.40%, due 1/1/27
 -                     183               183                  FNMA-ARM Pool #091688, 7.302%, due 2/1/27
 -                     3,663             3,663                FNMA-ARM Pool #062688, 6.059%, due 5/1/28
 -                     381               381                  FNMA-ARM Pool #070716, 6.63%, due 1/1/29
 -                     298               298                  FNMA-ARM Pool #091689, 7.289%, due 2/1/29
 -                     4,873             4,873                FNMA-ARM Pool #316518, 6.391%,  due 10/1/30


 GNMA--12.5%
 -                     379               379                  GNMA-ARM Pool #008230, 7.125%, due 5/20/17
 -                     407               407                  GNMA-ARM Pool #008763, 7.00%, due 2/20/21
 -                     633               633                  GNMA-ARM Pool #008867, 7.00%, due 11/20/21
 -                     480               480                  GNMA-ARM Pool #008872, 7.50%, due 11/20/21
 -                     13                13                   GNMA-ARM Pool #008902, 6.50%, due 1/20/22
 -                     9,166             9,166                GNMA-ARM Pool #008038, 7.00%, due 8/20/22
 -                     1,981             1,981                GNMA-ARM Pool #008180, 7.125%, due 4/20/23
 -                     2,531             2,531                GNMA-ARM Pool #008484, 7.25%, due 8/20/24
 -                     12,828            12,828               GNMA-ARM Pool #008663, 7.00%, due 7/20/25
 -                     17,099            17,099               GNMA-ARM Pool #008684, 6.00%, due 8/20/25
 -                     3,524             3,524                GNMA-ARM Pool #008706, 7.50%, due 9/20/25
 -                     8,260             8,260                GNMA-ARM Pool #008744, 5.50%, due 11/20/25
 -                     6,783             6,783                GNMA-ARM Pool #008767, 6.00%, due 12/20/25
 -                     9,964             9,964                GNMA-ARM Pool #008989, 6.00%, due 12/20/26

 Total Adjustable Rate Mortgage Securities--33.7%

continued

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN
                                                                  ($ in Thousands)
                                                                                                          Pro
                                                                  Market                                  Forma
                                                                  Value               Market              Combined
                                                                  Short-              Value               Market
                                                                  Term                Adjustable          Value


FNMA-ARM Pool #325305, 6.033% , due 11/1/25                        -                   804                804
FNMA-ARM Pool #062836, 6.658%,  due 4/1/26                         -                   146                146
FNMA-ARM Pool #062835, 6.741%, due 1/1/27                          -                   226                226
FNMA-ARM Pool #070184, 7.40%, due 1/1/27                           -                   295                295
FNMA-ARM Pool #091688, 7.302%, due 2/1/27                          -                   185                185
FNMA-ARM Pool #062688, 6.059%, due 5/1/28                          -                   3,648              3,648
FNMA-ARM Pool #070716, 6.63%, due 1/1/29                           -                   382                382
FNMA-ARM Pool #091689, 7.289%, due 2/1/29                          -                   301                301
FNMA-ARM Pool #316518, 6.391%,  due 10/1/30                        -                   4,910              4,910
                                                                   -------             ------             -------
                                                                   -                   66,160             66,160
                                                                   -------             ------             -------

GNMA-ARM Pool #008230, 7.125%, due 5/20/17                         -                   383                383
GNMA-ARM Pool #008763, 7.00%, due 2/20/21                          -                   416                416
GNMA-ARM Pool #008867, 7.00%, due 11/20/21                         -                   645                645
GNMA-ARM Pool #008872, 7.50%, due 11/20/21                         -                   493                493
GNMA-ARM Pool #008902, 6.50%, due 1/20/22                          -                   14                 14
GNMA-ARM Pool #008038, 7.00%, due 8/20/22                          -                   9,348              9,348
GNMA-ARM Pool #008180, 7.125%, due 4/20/23                         -                   2,021              2,021
GNMA-ARM Pool #008484, 7.25%, due 8/20/24                          -                   2,583              2,583
GNMA-ARM Pool #008663, 7.00%, due 7/20/25                          -                   13,094             13,094
GNMA-ARM Pool #008684, 6.00%, due 8/20/25                          -                   17,414             17,414
GNMA-ARM Pool #008706, 7.50%, due 9/20/25                          -                   3,597              3,597
GNMA-ARM Pool #008744, 5.50%, due 11/20/25                         -                   8,331              8,331
GNMA-ARM Pool #008767, 6.00%, due 12/20/25                         -                   6,902              6,902
GNMA-ARM Pool #008989, 6.00%, due 12/20/26                         -                   9,989              9,989
                                                                   -------             -------            -------
                                                                   -                   75,230             75,230
                                                                   -------             -------            -------
                                                                   -                   203,341            203,341
                                                                   -------             -------            -------
continued

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                      Adjustable        Pro Forma
Short-Term            Rate              Combined
Principal             Principal         Principal
Amount                Amount            Amount


FIXED RATE MORTGAGE SECURITIES(1)
 FHLMC
 -                     4                 4                    FHLMC-FRM Pool #250918, 13.25%, due 9/1/13


 GNMA--1.0%
 -                     13                13                   GNMA-FRM Pool #059438, 11.50%, due 5/15/98
 -                     38                38                   GNMA-FRM Pool #113802, 12.50%, due 6/15/99
 -                     13                13                   GNMA-FRM Pool #127619, 12.50%, due 6/15/00
 -                     38                38                   GNMA-FRM Pool #126325, 11.50%, due 8/15/00
 -                     244               244                  GNMA-FRM Pool #001565, 5.50%, due 1/20/09
 -                     236               236                  GNMA-FRM Pool #187019, 9.00%, due 11/20/16
 -                     278               278                  GNMA-FRM Pool #179457, 9.00%, due 12/20/16
 -                     90                90                   GNMA-FRM Pool #199973, 9.00%, due 12/20/16
 -                     530               530                  GNMA-FRM Pool #220128, 9.00%, due 8/20/17
 -                     322               322                  GNMA-FRM Pool #220134, 9.50%, due 8/20/17
 -                     418               418                  GNMA-FRM Pool #234860, 9.50%, due 10/20/17
 -                     1,173             1,173                GNMA-FRM Pool #001291, 9.50%, due 11/20/19
 -                     2,306             2,306                GNMA-FRM Pool #001376, 8.00%, due 9/20/23



 Total Fixed Rate Mortgage Securities--1.0%


 COLLATERALIZED MORTGAGE OBLIGATIONS(1)
 FHLMC(2)--4.8%
 -                     7,075             7,075                FHLMC 1581 F, 5.9375%,  due 9/15/98
 -                     2,512             2,512                FHLMC 1234 G, 5.7375%,  due 5/15/99
 -                     1,447             1,447                FHLMC 1110 F, 6.2375%, due 5/15/05
 -                     10,000            10,000               FHLMC 1580 FA, 5.9875%, due 9/15/08
 -                     8,000             8,000                FHLMC 1640 FC, 5.9375%,  due 12/15/08



 FNMA(2)--0.8%
 -                     4,445             4,445                FNMA 92-199 F, 5.90625%,  due 11/25/99

 Private Label (2)
 -                     182               182                  Dean Witter CMO Trust I Floater  DW I-A,
                                                                Underlying Collateral FHLMC,  6.125%, due
                                                                4/20/18

continued

Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN
                                                                  ($ in Thousands)
                                                                                                          Pro
                                                                  Market                                  Forma
                                                                  Value               Market              Combined
                                                                  Short-              Value               Market
                                                                  Term                Adjustable          Value




FHLMC-FRM Pool #250918, 13.25%, due 9/1/13                         -                   5                  5



GNMA-FRM Pool #059438, 11.50%, due 5/15/98                         -                   14                 14
GNMA-FRM Pool #113802, 12.50%, due 6/15/99                         -                   41                 41
GNMA-FRM Pool #127619, 12.50%, due 6/15/00                         -                   15                 15
GNMA-FRM Pool #126325, 11.50%, due 8/15/00                         -                   41                 41
GNMA-FRM Pool #001565, 5.50%, due 1/20/09                          -                   229                229
GNMA-FRM Pool #187019, 9.00%, due 11/20/16                         -                   248                248
GNMA-FRM Pool #179457, 9.00%, due 12/20/16                         -                   292                292
GNMA-FRM Pool #199973, 9.00%, due 12/20/16                         -                   94                 94
GNMA-FRM Pool #220128, 9.00%, due 8/20/17                          -                   556                556
GNMA-FRM Pool #220134, 9.50%, due 8/20/17                          -                   344                344
GNMA-FRM Pool #234860, 9.50%, due 10/20/17                         -                   447                447
GNMA-FRM Pool #001291, 9.50%, due 11/20/19                         -                   1,253              1,253
GNMA-FRM Pool #001376, 8.00%, due 9/20/23                          -                   2,344              2,344
                                                                   -----               -----              -----
                                                                   -                   5,918              5,918
                                                                   -----               -----              -----
                                                                   -                   5,923              5,923
                                                                   -----               -----              -----



FHLMC 1581 F, 5.9375%,  due 9/15/98                                -                   7,085              7,085
FHLMC 1234 G, 5.7375%,  due 5/15/99                                -                   2,524              2,524
FHLMC 1110 F, 6.2375%, due 5/15/05                                 -                   1,452              1,452
FHLMC 1580 FA, 5.9875%, due 9/15/08                                -                   10,090             10,090
FHLMC 1640 FC, 5.9375%,  due 12/15/08                              -                   8,045              8,045
                                                                   -----               -----               -----
                                                                   -                   29,196             29,196
                                                                   -----               -----               -----

FNMA 92-199 F, 5.90625%,  due 11/25/99                             -                   4,477              4,477
                                                                   -----               -----               -----

Dean Witter CMO Trust I Floater  DW I-A,
  Underlying Collateral FHLMC,  6.125%,
  due 4/20/18                                                      -                   182                182
                                                                   -----               -----               -----

continued


Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                      Adjustable        Pro Forma
Short-Term            Rate              Combined
Principal             Principal         Principal
Amount                Amount            Amount


Remics--17.4%
 15,177                -                 15,177               FHLMC Series 1344 B TAC REMIC, 6.00%,10-15-05
 6,500                 -                 6,500                FHLMC Series 1836 C PAC REMIC, 6.25%, 6-15-14
 6,650                 -                 6,650                FHLMC Series 1822 B PAC REMIC, 6.50%, 2-15-16
 14,404                -                 14,404               FHLMC Series 1834 A PAC REMIC, 7.00%, 1-15-20
 14,515                -                 14,515               FHLMC Series 1861 E PAC REMIC, 6.50%, 8-15-20
 9,988                 -                 9,988                FNMA 93 Series 93 C PAC REMIC, 5.50%, 2-25-06
 4,372                 -                 4,372                FNMA 93 Series 185 PB PAC REMIC, 4.90%, 4-25-09
 8,996                 -                 8,996                FNMA 96 Series 10 A PAC REMIC, 6.50%, 11-25-17
 9,915                 -                 9,915                FNMA 96 Series 12 A PAC REMIC, 6.50%, 12-25-17
 7,418                 -                 7,418                FNMA G93 Series 29 A PAC REMIC, 6.65%, 10-25-18
 7,509                 -                 7,509                FNMA 96 Series 16 D PAC REMIC, 7.00%, 8-25-21

continued


Pro Forma Combining
Benham Short-Term Government Fund and
Benham Adjustable Rate Government Securities Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN
                                                                  ($ in Thousands)
                                                                                                          Pro
                                                                  Market                                  Forma
                                                                  Value               Market              Combined
                                                                  Short-              Value               Market
                                                                  Term                Adjustable          Value


FHLMC Series 1344 B TAC REMIC, 6.00%,10-15-05                      15,105              -                  15,105
FHLMC Series 1836 C PAC REMIC, 6.25%, 6-15-14                      6,493               -                  6,493
FHLMC Series 1822 B PAC REMIC, 6.50%, 2-15-16                      6,685               -                  6,685
FHLMC Series 1834 A PAC REMIC, 7.00%, 1-15-20                      14,490              -                  14,490
FHLMC Series 1861 E PAC REMIC, 6.50%, 8-15-20                      14,436              -                  14,436
FNMA 93 Series 93 C PAC REMIC, 5.50%, 2-25-06                      9,870               -                  9,870
FNMA 93 Series 185 PB PAC REMIC, 4.90%, 4-25-09                    4,346               -                  4,346
FNMA 96 Series 10 A PAC REMIC, 6.50%, 11-25-17                     8,999               -                  8,999
FNMA 96 Series 12 A PAC REMIC, 6.50%, 12-25-17                     9,923               -                  9,923
FNMA G93 Series 29 A PAC REMIC, 6.65%, 10-25-18                    7,415               -                  7,415
FNMA 96 Series 16 D PAC REMIC, 7.00%, 8-25-21                      7,535               -                  7,535
                                                                   -----               -----               -----
                                                                   105,297             -                  105,297
                                                                   -----               -----               -----
Total Collaterlized Mortgage Obligations--23.0%                    105,297             33,855             139,152

                                                                   -------             -------             -------
TOTAL INVESTMENT SECURITIES--100.0%                               $347,730            $256,362            $604,092
                                                                   =======             =======             =======



Notes to Schedule of Investments

 FHLB - Federal Home Loan Banks
 FHLMC - Federal Home Loan Mortgage Corporation
 FNMA - Federal National Mortgage Association
 GNMA - Government National Mortgage Association

(1) Final maturity indicated. Expected remaining average life used for purposes of calculating the weighted average portfolio maturity.

(2) Interest rates shown are effective October 31, 1996. The coupons on these securities reset frequently (monthly or quarterly) and are not restricted by low periodic or lifetime caps, so their price volatility is similar to Adjustable Rate Mortgage Securities.


BENHAM INTERMEDIATE-TERM TAX-EXEMPT FUND
BENHAM INTERMEDIATE-TERM TAX-FREE FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                                     Benham            Benham                       Pro Forma
October 31, 1996 (Unaudited)                                    Intermediate-Term  Intermediate-Term                Combined
                                                                Tax-Exempt Fund     Tax-Free Fund     Adjustments   (Note 1)
                                                                ------------($ in Thousands, Except Per-Share Amounts)--------------
                                                                --------------------------------------------------------------------
ASSETS
Investment securities, at value (identified cost of
     $77,976 and $59,846, respectively)                                  $79,959          $62,240                          $142,199
Cash                                                                           -              262             (216) (b)          46
Interest receivable                                                        1,333            1,046                             2,379
                                                                --------------------------------------------------------------------
                                                                          81,292           63,548             (216)         144,624
                                                                --------------------------------------------------------------------

LIABILITIES
Disbursements in excess of demand deposit cash                               493                -             (216) (b)         277
Payable for capital shares redeemed                                          128              216                               344
Dividends payable                                                             62               51                               113
Payable to affiliates                                                          -               36              (36) (c)           -
Accrued management fee                                                        41                -               26  (c)          67
                                                                --------------------------------------------------------------------
                                                                             724              303             (226)             801
                                                                --------------------------------------------------------------------

Net Assets Applicable to Outstanding Shares                              $80,568          $63,245              $10         $143,823
                                                                ====================================================================

CAPITAL SHARES (NOTE 3)
Outstanding                                                                7,788            5,857              253 (a)       13,898
                                                                ====================================================================

Net Asset Value Per Share                                                 $10.35           $10.80                            $10.35
                                                                ==================================                     =============

NET ASSETS CONSIST OF:
Capital paid in                                                          $78,401          $61,143              $10 (c)     $139,554
Accumulated undistributed net realized
     gain (loss) from investment transactions                                184             (292)                             (108)
Net unrealized appreciation (depreciation) on investments                  1,983            2,394                             4,377
                                                                --------------------------------------------------------------------

                                                                         $80,568          $63,245              $10         $143,823
                                                                ====================================================================

(a) Adjustment to reflect the issuance of Intermediate-Term Tax-Free shares (at the Intermediate-Term Tax-Exempt net asset value per share since this fund is the accounting survivor) in connection with the proposed organization.
(b) Adjustment to net bank overdraft of the Intermediate-Term Tax-Exempt Fund with cash of the Intermediate-Term Tax-Free Fund.
(c) Adjustment restates the funds' accrued management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity.


See Notes to Pro Forma Financial Statements


BENHAM INTERMEDIATE-TERM TAX-EXEMPT FUND
BENHAM INTERMEDIATE-TERM TAX-FREE FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS

Year Ended October 31, 1996 (Unaudited)                          Benham                  Benham                         Pro Forma
                                                            Intermediate-Term       Intermediate-Term                   Combined
                                                             Tax-Exempt Fund          Tax-Free Fund     Adjustments     (Note 1)
                                                            --------------------------($ in Thousands)------------------------------
INVESTMENT INCOME
Income:
Interest                                                              $4,273           $3,507                            $7,780
                                                            ----------------------------------                 -----------------

Expenses:
Management fees                                                          485                -              314  (a)         799
Investment advisory fees                                                   -              278             (278) (a)           -
Administrative fees                                                        -               61              (61) (a)           -
Transfer agency fees                                                       -               45              (45) (a)           -
Custodian fees                                                             -               12              (12) (a)           -
Printing and postage                                                       -               19              (19) (a)           -
Registration and filing fees                                               -               17              (17) (a)           -
Directors' fees and expenses                                               1                4               (4) (a)           1
Auditing and legal fees                                                    -               17              (17) (a)           -
Other operating expenses                                                   -               17              (17) (a)           -
                                                            --------------------------------------------------------------------
  Total expenses                                                         486              470             (156)             800
Amount waived                                                              -              (33)              33 (a)            -
Custodian earnings credits                                                 -               (2)               2 (a)            -
                                                            --------------------------------------------------------------------
  Net expenses                                                           486              435             (121)             800
                                                            --------------------------------------------------------------------

Net investment income                                                  3,787            3,072              121            6,980
                                                            --------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss)                                                 185               94                               279
Change in net unrealized appreciation (depreciation)                    (538)            (391)                             (929)
                                                            ----------------------------------                 -----------------

Net realized and unrealized gain (loss) on investments                  (353)            (297)                             (650)
                                                            ----------------------------------                 -----------------

Net Increase in Net Assets
Resulting from Operations                                             $3,434           $2,775             $121           $6,330
                                                            ====================================================================

(a) Adjustment restates the funds' management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity and the expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedules of Investments, Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations reflect the accounts of the Benham Short-Term Government Fund and Benham Adjustable Rate Government Securities Fund; Benham Intermediate-Term Tax-Exempt Fund and Benham Intermediate-Term Tax-Free Fund and Benham Long-Term Tax-Exempt Fund and Benham Long-Term Tax-Free Fund, at and for the year ended October 31, 1996. The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, in exchange for shares of the surviving entity as stated below:

              Non-Surviving Fund:                    Surviving Fund:
     Benham Adjustable Rate Government       Benham Short-Term Government Fund
          Securities Fund
     Benham Intermediate-Term                Benham Intermediate-Term
          Tax-Free Fund                           Tax-Exempt Fund
     Benham Long-Term Tax-Free Fund          Benham Long-Term Tax-Exempt Fund

     In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

     The Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation-Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at October 31, 1996, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of October 31, 1996, divided by the net asset value per share of the shares of the surviving fund as of October 31, 1996. The pro forma total number of shares outstanding for each combined fund consists of the following at October 31, 1996:

                                                               Additional Shares
     Combined       Total Outstanding       Shares of          Assumed Issued
     Fund           Shares                  Surviving Fund     in Reorganization

     Short-Term
     Government Fund   64,215,708              36,940,713            27,274,995

     Intermediate-Term
     Tax-Exempt Fund   13,898,329               7,787,666             6,110,663

     Long-Term
     Tax-Exempt Fund   10,879,856               5,743,483             5,136,373

4. Investments-At October 31, 1996, the funds had the following net capital loss carryforwards available to offset future capital gains. To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

         Fund                                     Net Capital Loss Carryforward

         Adjustable Rate Government
              Securities Fund                                 $69,205,630

         Short-Term Government Fund                           $19,957,873

         Intermediate-Term Tax-Free Fund                         $420,126

         Long-Term Tax-Free Fund                                 $427,920

Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                             Benham
Benham                       Inter-
Inter-                       mediate-          Pro
mediate-                     Term              Forma
Term Tax-                    Tax-Free          Combined
Exempt Fund                  Fund              Principal
Principal                    Principal         Amount
Amount                       Amount            (Note 1)

MUNICIPAL SECURITIES

Alabama--0.7%
-                              $1,000                 $1,000  Alabama Municipal Electric Power Auth. Rev.,
                                                                  6.10%, 9-1-99 (MBIA)

Alaska--0.4%
-                                 500                    500  Anchorage Hospital Rev., Series 1991,
                                                                   (Sisters of Providence), 6.50%, 10-1-99

Arizona--0.9%
$750                                -                    750  Maricopa County Certificates of
                                                                   Participation, 5.625%, 6-1-00
-                                 410                    410  Pinal County Unified School District No. 43
                                                                   Apache Junction GO, Series A,
                                                                   6.80%, 7-1-08 (FGIC)



California--8.7%
-                               1,250                  1,250  California Health Facility Auth. Rev.
                                                                   Refunding, (Sisters of Providence),
                                                                   6.20%, 10-1-03 (MBIA)
-                               2,170                  2,170  California Housing Finance Agency Rev.,
                                                                   5.60%,8-1-09 (MBIA)
-                               1,000                  1,000  California Public Works Board Lease Rev.
                                                                    6.00%, 1-1-05 (AMBAC)
-                               1,100                  1,100  California Public Works Board Rev., (Various
                                                                   Universities), 6.15%, 11-1-09
-                               1,060                  1,060  Ontario Redevelopment Finance Auth. Special
                                                                   Assessment, (Local Agency Series A),
                                                                   5.90%, 9-2-07 (FSA)
-                               1,100                  1,100  Sacramento Regional Transportation
                                                                   Certificates of Participation,
                                                                   Series A, 6.20%, 3-1-00
-                               1,000                  1,000  Sacramento Schools Ins. Auth. Rev.,
                                                                   Worker's Compensation Program,
                                                                   Series C, 5.75%, 6-1-03
-                               1,000                  1,000  San Bernardino County
                                                                   Certificates of Participation,
                                                                   5.75%, 8-1-06 (MBIA)
-                               1,000                  1,000  State of California GO, 5.75%, 10-1-10
-                               1,080                  1,080  Y/S School Facility Finance Auth. Rev.,
                                                                   Series 1990, 5.65%, 9-1-06 (MBIA)

continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN
                                                                                            ($ In Thousands)
                                                                                ---------------------------------------
                                                                                                 Benham
                                                                             Benham              Inter-
                                                                             Inter-              mediate-            Pro
                                                                             mediate-            Term                Forma
                                                                             Term Tax-           Tax-Free            Combined
                                                                             Exempt Fund         Fund                Market
                                                                             Market              Market              Value
                                                                             Value               Value               (Note 1)
Alabama Municipal Electric Power Auth. Rev.,
    6.10%, 9-1-99 (MBIA)                                                           -             $1,050             $1,050
                                                                              ------              ------             ------

Anchorage Hospital Rev., Series 1991,
     (Sisters of Providence), 6.50%, 10-1-99                                       -                528                528
                                                                              ------              ------             ------

Maricopa County Certificates of
     Participation, 5.625%, 6-1-00                                             $767                    -               767
Pinal County Unified School District No. 43
     Apache Junction GO, Series A,
     6.80%, 7-1-08 (FGIC)                                                          -                472                472
                                                                              ------              ------             ------
                                                                                767                 472              1,239
                                                                              ------              ------             ------

California Health Facility Auth. Rev.
     Refunding, (Sisters of Providence),
     6.20%, 10-1-03 (MBIA)                                                         -              1,358              1,358
California Housing Finance Agency Rev.,
     5.60%,8-1-09 (MBIA)                                                           -              2,206              2,206
California Public Works Board Lease Rev.
      6.00%, 1-1-05 (AMBAC)                                                        -              1,080              1,080
California Public Works Board Rev., (Various
     Universities), 6.15%, 11-1-09                                                 -              1,161              1,161
Ontario Redevelopment Finance Auth. Special
     Assessment, (Local Agency Series A),
     5.90%, 9-2-07 (FSA)                                                           -              1,123              1,123
Sacramento Regional Transportation
     Certificates of Participation,
     Series A, 6.20%, 3-1-00                                                       -              1,156              1,156
Sacramento Schools Ins. Auth. Rev.,
     Worker's Compensation Program,
     Series C, 5.75%, 6-1-03                                                       -              1,049              1,049
San Bernardino County
     Certificates of Participation,
     5.75%, 8-1-06 (MBIA)                                                          -              1,062              1,062
State of California GO, 5.75%, 10-1-10                                             -              1,047              1,047
Y/S School Facility Finance Auth. Rev.,
     Series 1990, 5.65%, 9-1-06 (MBIA)                                             -              1,117              1,117
                                                                              ------              ------             ------
                                                                                   -             12,359             12,359
                                                                              ------              ------             ------
continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                              Benham
Benham                        Inter-
Inter-                        mediate-          Pro
mediate-                      Term              Forma
Term Tax-                     Tax-Free          Combined
Exempt Fund                   Fund              Principal
Principal                     Principal         Amount
Amount                        Amount            (Note 1)

Colorado--0.8%
1,000                               -                  1,000  Denver Sales Tax Rev., Series A,
                                                                   (Major League Baseball Stadium District),
                                                                   6.10%, 10-1-01 (FGIC)

District of Columbia--0.7%
1,000                               -                  1,000  District Columbia Hospital Rev., Series A,
                                                                   (Medlantic Health Care Group),
                                                                   5.25%, 8-15-02 (MBIA)

Florida--3.5%
-                                 700                    700  Broward Cnty School Dist GO, 6.75%, 2-15-00
1,250                               -                  1,250  Hillsborough County Aviation Auth. Rev.,
                                                                   Series A, (Tampa Intl Airport),
                                                                   6.60%, 10-1-03 (FGIC)
1,000                             775                  1,775  Lakeland Electric and Water Rev.,
                                                                   Series B, 6.00%, 10-1-09 (FGIC)
1,000                               -                  1,000  Miami Beach Florida Water and Sewer
                                                                   Rev., 5.10%, 9-1-05 (FSA)



Georgia--3.5%
1,000                               -                  1,000  Atlanta Airport Facilities Rev., 7.00%, 1-1-01
-                               2,000                  2,000  Fulton County Water and Sewer
                                                                   Rev. Refunding, 6.25%, 1-1-09
                                                                   (FGIC)
500                                 -                    500  Georgia State GO, Series B, 6.30%, 3-1-08
1,000                               -                  1,000  Metropolitan Atlanta Rapid Transit Auth.
                                                                   Sales Tax Rev., Series M, 6.05%, 7-1-01



Hawaii--0.8%
-                               1,000                  1,000  Hawaii GO, Series A,
                                                                   7.00%, 6-1-00 (FGIC)(1)


continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                           ($ In Thousands)
                                                                                ---------------------------------------
                                                                                                Benham
                                                                            Benham              Inter-
                                                                            Inter-              mediate-            Pro
                                                                            mediate-            Term                Forma
                                                                            Term Tax-           Tax-Free            Combined
                                                                            Exempt Fund         Fund                Market
                                                                            Market              Market              Value
                                                                            Value               Value               (Note 1)


Denver Sales Tax Rev., Series A,
     (Major League Baseball Stadium District),
     6.10%, 10-1-01 (FGIC)                                                     1,072                   -             1,072
                                                                              ------              ------             ------

District Columbia Hospital Rev., Series A,
     (Medlantic Health Care Group),
     5.25%, 8-15-02 (MBIA)                                                     1,024                   -             1,024
                                                                              ------              ------             ------

Broward Cnty School Dist GO, 6.75%, 2-15-00                                        -                747                747
Hillsborough County Aviation Auth. Rev.,
     Series A, (Tampa Intl Airport),
     6.60%, 10-1-03 (FGIC)                                                     1,336                   -             1,336
Lakeland Electric and Water Rev.,
     Series B, 6.00%, 10-1-09 (FGIC)                                           1,079                836              1,915
Miami Beach Florida Water and Sewer
     Rev., 5.10%, 9-1-05 (FSA)                                                 1,019                   -             1,019
                                                                              ------              ------             ------
                                                                               3,434              1,583              5,017
                                                                              ------              ------             ------

Atlanta Airport Facilities Rev., 7.00%, 1-1-01                                 1,084                   -             1,084
Fulton County Water and Sewer
     Rev. Refunding, 6.25%, 1-1-09
     (FGIC)                                                                        -              2,194              2,194
Georgia State GO, Series B, 6.30%, 3-1-08                                        554                   -               554
Metropolitan Atlanta Rapid Transit Auth.
     Sales Tax Rev., Series M, 6.05%, 7-1-01                                   1,061                   -             1,061
                                                                              ------              ------             ------
                                                                               2,699              2,194              4,893
                                                                              ------              ------             ------

Hawaii GO, Series A,
     7.00%, 6-1-00 (FGIC)(1)                                                       -              1,086              1,086
                                                                              ------              ------             ------

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                               Benham
Benham                         Inter-
Inter-                         mediate-          Pro
mediate-                       Term              Forma
Term Tax-                      Tax-Free          Combined
Exempt Fund                    Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

Illinois--5.8%
2,000                               -                  2,000  Chicago O'Hare International Airport
                                                                   Rev., Series A, 5.00%, 1-1-00 (MBIA)
-                               2,000                  2,000  City of Chicago GO, (Emergency Telephone),
                                                                   5.25%, 1-1-04 (FGIC)
-                                 700                    700  City of Chicago Metropolitan Water
                                                                   Reclamation District GO, 7.25%, 1-1-99,
                                                                   Prerefunded at 100% of Par
-                               1,000                  1,000  Illinois Education Facility Auth. Rev., Series A,
                                                                   (Loyola University), 6.30%, 7-1-98
2,250                               -                  2,250  Illinois State GO, 6.00%, 10-1-01
-                                  30                     30  Metropolitan Pier and Exposition Auth. Rev.,
                                                                   (McCormick Place Project),
                                                                    5.20%, 6-15-99(1)



Indiana--1.0%
-                                 500                    500  Indiana University Student Fee Rev.,
                                                                   Series F, 7.10%, 8-1-97
-                               1,000                  1,000  South Montgomery Industrial Building
                                                                   Improvement Certificates of
                                                                   Participation, 4.29%, 1-1-98 (AMBAC)(2)


Kentucky--0.7%
1,000                               -                  1,000  Kenton County Airport Rev., Series A,
                                                                   (Cincinnati/Northern Kentucky),
                                                                   6.00%, 3-1-03 (MBIA)

Maryland--0.8%
1,000                               -                  1,000  Maryland Health and Higher Educational
                                                                   Facilities Auth. Rev., (Francis Scott Key
                                                                   Hospital), 5.00%, 7-1-03 (FGIC)

continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                             ($ In Thousands)
                                                                                -----------------------------------------
                                                                                                  Benham
                                                                              Benham              Inter-
                                                                              Inter-              mediate-            Pro
                                                                              mediate-            Term                Forma
                                                                              Term Tax-           Tax-Free            Combined
                                                                              Exempt Fund         Fund                Market
                                                                              Market              Market              Value
                                                                              Value               Value               (Note 1)


Chicago O'Hare International Airport
     Rev., Series A, 5.00%, 1-1-00 (MBIA)                                      2,036                   -             2,036
City of Chicago GO, (Emergency Telephone),
     5.25%, 1-1-04 (FGIC)                                                          -              2,046              2,046
City of Chicago Metropolitan Water
     Reclamation District GO, 7.25%, 1-1-99,
     Prerefunded at 100% of Par                                                    -                744                744
Illinois Education Facility Auth. Rev., Series A,
     (Loyola University), 6.30%, 7-1-98                                                           1,035              1,035
Illinois State GO, 6.00%, 10-1-01                                              2,387                   -             2,387
Metropolitan Pier and Exposition Auth. Rev.,
     (McCormick Place Project),
      5.20%, 6-15-99(1)                                                            -                 31                 31
                                                                              ------              ------             ------
                                                                               4,423              3,856              8,279
                                                                              ------              ------             ------

Indiana University Student Fee Rev.,
     Series F, 7.10%, 8-1-97                                                       -                512                512
South Montgomery Industrial Building
     Improvement Certificates of
     Participation, 4.29%, 1-1-98 (AMBAC)(2)                                       -                952                952
                                                                              ------              ------             ------
                                                                                   -              1,464              1,464
                                                                              ------              ------             ------

Kenton County Airport Rev., Series A,
     (Cincinnati/Northern Kentucky),
     6.00%, 3-1-03 (MBIA)                                                      1,057                   -             1,057
                                                                              ------              ------             ------

Maryland Health and Higher Educational
     Facilities Auth. Rev., (Francis Scott Key
     Hospital), 5.00%, 7-1-03 (FGIC)                                           1,017                   -             1,017
                                                                              ------              ------             ------

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                                 Benham
Benham                           Inter-
Inter-                           mediate-          Pro
mediate-                         Term              Forma
Term Tax-                        Tax-Free          Combined
Exempt Fund                      Fund              Principal
Principal                        Principal         Amount
Amount                           Amount            (Note 1)

Massachusetts--6.1%
2,605                               -                  2,605  Massachusetts Bay Transportation Auth.
                                                                    Rev., Series C, 5.40%, 3-1-00
1,000                               -                  1,000  Massachusetts GO,
                                                                    Series B, (Consolidated Loan),
                                                                    5.50%, 6-1-05 (FGIC)
1,500                           1,000                  2,500  Massachusetts GO,
                                                                    Series B, 5.40%, 11-1-07 (MBIA)
2,000                               -                  2,000  Massachusetts Housing Finance Agency
                                                                   Rev., Series A, 5.90%, 1-1-03 (AMBAC)
360                                 -                    360  Massachusetts Water Resources Auth.
                                                                   Rev., Series A, 6.90%, 4-1-97(1)



Michigan--1.1%
-                               1,500                  1,500  Detroit Water Supply System Rev.,
                                                                   Series A, 5.30%, 7-1-09 (MBIA)

Mississippi--1.4%
2,000                               -                  2,000  Mississippi Hospital Equipment and Facilities
                                                                    Auth. Rev., (North Miss. Health Service),
                                                                    5.00%, 5-15-00 (AMBAC)

Missouri--0.7%
1,000                               -                  1,000  Missouri Board of Public Buildings State Office
                                                                   Buildings Special Obligation Rev.,
                                                                   Rev., 6.30%, 12-1-05

Nebraska--1.5%
2,000                               -                  2,000  Nebraska Investment Finance Auth. Hospital
                                                                   Rev., (Methodist Health System),
                                                                   6.55%, 3-1-99 (MBIA)


continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                         ($ In Thousands)
                                                                                -----------------------------------------
                                                                                                   Benham
                                                                               Benham              Inter-
                                                                               Inter-              mediate-            Pro
                                                                               mediate-            Term                Forma
                                                                               Term Tax-           Tax-Free            Combined
                                                                               Exempt Fund         Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)


Massachusetts Bay Transportation Auth.
      Rev., Series C, 5.40%, 3-1-00                                            2,683                   -             2,683
Massachusetts GO,
      Series B, (Consolidated Loan),
      5.50%, 6-1-05 (FGIC)                                                     1,042                   -             1,042
Massachusetts GO,
      Series B, 5.40%, 11-1-07 (MBIA)                                          1,544              1,029              2,573
Massachusetts Housing Finance Agency
     Rev., Series A, 5.90%, 1-1-03 (AMBAC)                                     2,053                   -             2,053
Massachusetts Water Resources Auth.
     Rev., Series A, 6.90%, 4-1-97(1)                                            365                   -               365
                                                                              ------              ------             ------
                                                                               7,687              1,029              8,716
                                                                              ------              ------             ------

Detroit Water Supply System Rev.,
     Series A, 5.30%, 7-1-09 (MBIA)                                                -              1,506              1,506
                                                                              ------              ------             ------

Mississippi Hospital Equipment and Facilities
      Auth. Rev., (North Miss. Health Service),
      5.00%, 5-15-00 (AMBAC)                                                   2,029                   -             2,029
                                                                              ------              ------             ------

Missouri Board of Public Buildings State Office
     Buildings Special Obligation Rev.,
     Rev., 6.30%, 12-1-05                                                      1,062                   -             1,062
                                                                              ------              ------             ------

Nebraska Investment Finance Auth. Hospital
     Rev., (Methodist Health System),
     6.55%, 3-1-99 (MBIA)                                                      2,101                   -             2,101
                                                                              ------              ------             ------

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                               Benham
Benham                         Inter-
Inter-                         mediate-          Pro
mediate-                       Term              Forma
Term Tax-                      Tax-Free          Combined
Exempt Fund                    Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

New Jersey--4.8%
1,030                               -                  1,030  Atlantic City Board of Education
                                                                   GO, 6.00%, 12-1-06 (AMBAC)
1,410                               -                  1,410  New Jersey Educational Facility Auth. Rev.,
                                                                   Series A, (N.J. Institute of Technology),
                                                                   5.90%, 7-1-08 (MBIA)
1,000                               -                  1,000  New Jersey Health Care Facilities
                                                                   Financing Auth. Rev., (Atlantic City
                                                                   Medical Center), 6.15%, 7-1-99
1,000                               -                  1,000  New Jersey State Turnpike Auth. Rev.,
                                                                    Series A, 6.20%, 1-1-00
1,000                               -                  1,000  New Jersey Transportation System Trust
                                                                    Fund Auth. Rev., Series A,
                                                                    6.25%, 12-15-03(1)
-                               1,000                  1,000  New Jersey Transportation Trust
                                                                   Fund Auth. Rev., Series A, 6.00%,
                                                                   12-15-05 (MBIA)



New York--9.2%
1,950                               -                  1,950  City University of New York Certificates of
                                                                   Participation, (John Jay College),
                                                                   5.00%, 8-15-09 (AMBAC)
2,500                               -                  2,500  Nassau County, Series T,
                                                                   5.20%, 9-1-05 (FGIC)
1,500                               -                  1,500  New York State Dorm. Auth. Rev.,
                                                                   Series A, 6.50%, 5-15-04
1,000                               -                  1,000  New York State Dorm. Auth. Rev.,
                                                                   Series A, 6.50%, 5-15-06
1,740                               -                  1,740  New York State Medical Care Facilities Finance
                                                                   Agency Rev., (Hospital and Nursing Home),
                                                                   5.95%, 8-15-09
685                                 -                    685  New York State Thruway Auth. Rev.,
                                                                   (Service Contract), 5.25%, 4-1-03
-                               1,000                  1,000  New York State Thruway Auth Service
                                                                   Contract, 5.30%, 4-1-04
-                               1,000                  1,000  New York State Urban Development Corp.
                                                                   Rev., 6.25%, 4-1-05 (MBIA)
1,260                               -                  1,260  New York State Urban Development Corp.
                                                                   Rev., (Correctional Facilities),
                                                                   5.40%, 1-1-06 (AMBAC)

continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                                ($ In Thousands)
                                                                                -------------------------------------------
                                                                                                  Benham
                                                                              Benham              Inter-
                                                                              Inter-              mediate-            Pro
                                                                              mediate-            Term                Forma
                                                                              Term Tax-           Tax-Free            Combined
                                                                              Exempt Fund         Fund                Market
                                                                              Market              Market              Value
                                                                              Value               Value               (Note 1)
Atlantic City Board of Education
     GO, 6.00%, 12-1-06 (AMBAC)                                                1,100                   -             1,100
New Jersey Educational Facility Auth. Rev.,
     Series A, (N.J. Institute of Technology),
     5.90%, 7-1-08 (MBIA)                                                      1,490                   -             1,490
New Jersey Health Care Facilities
     Financing Auth. Rev., (Atlantic City
     Medical Center), 6.15%, 7-1-99                                            1,038                   -             1,038
New Jersey State Turnpike Auth. Rev.,
      Series A, 6.20%, 1-1-00                                                  1,047                   -             1,047
New Jersey Transportation System Trust
      Fund Auth. Rev., Series A,
      6.25%, 12-15-03(1)                                                       1,094                   -             1,094
New Jersey Transportation Trust
     Fund Auth. Rev., Series A, 6.00%,
     12-15-05 (MBIA)                                                               -              1,084              1,084
                                                                              ------              ------             ------
                                                                               5,769              1,084              6,853
                                                                              ------              ------             ------
City University of New York Certificates of
     Participation, (John Jay College),
     5.00%, 8-15-09 (AMBAC)                                                    1,883                   -             1,883
Nassau County, Series T,
     5.20%, 9-1-05 (FGIC)                                                      2,556                   -             2,556
New York State Dorm. Auth. Rev.,
     Series A, 6.50%, 5-15-04                                                  1,623                   -             1,623
New York State Dorm. Auth. Rev.,
     Series A, 6.50%, 5-15-06                                                  1,087                   -             1,087
New York State Medical Care Facilities Finance
     Agency Rev., (Hospital and Nursing Home),
     5.95%, 8-15-09                                                            1,773                   -             1,773
New York State Thruway Auth. Rev.,
     (Service Contract), 5.25%, 4-1-03                                           690                   -               690
New York State Thruway Auth Service
     Contract, 5.30%, 4-1-04                                                       -              1,005              1,005
New York State Urban Development Corp.
     Rev., 6.25%, 4-1-05 (MBIA)                                                    -              1,090              1,090
New York State Urban Development Corp.
     Rev., (Correctional Facilities),
     5.40%, 1-1-06 (AMBAC)                                                     1,298                   -             1,298
                                                                              ------              ------             ------
                                                                              10,910              2,095             13,005
                                                                              ------              ------             ------
continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                               Benham
Benham                         Inter-
Inter-                         mediate-          Pro
mediate-                       Term              Forma
Term Tax-                      Tax-Free          Combined
Exempt Fund                    Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

North Carolina--1.5%
-                               2,000                  2,000  North Carolina Eastern Municipal
                                                                   Power Agency Rev., Series 1993,
                                                                   6.00%, 1-1-06 (FSA)

Ohio--5.1%
1,450                               -                  1,450  Ohio Higher Educational Facility
                                                                   Commission Rev., (University of
                                                                   Dayton), 5.55%, 12-1-07 (FGIC)
1,000                               -                  1,000  Ohio Public Facility Commission Rev.,
                                                                   Series IIA, (Mental Health Facility),
                                                                   5.625%, 12-1-98
-                               1,000                  1,000  Ohio State Building Auth. Rev., Series A,
                                                                   Correctional Facility), 6.25%, 10-1-00
3,320                               -                  3,320  Ohio Water Development Auth.
                                                                   Pollution Control Facilities Rev.,
                                                                   6.00%, 12-1-05 (MBIA)



Oklahoma--2.0%
-                               2,500                  2,500  Oklahoma Industrial Auth. Health System
                                                                   Rev. Refunding, Series 1995 C, 7.00%,
                                                                   8-15-04 (AMBAC)

Oregon--2.1%
1,805                               -                  1,805  Lane County School District #19 GO,
                                                                   (Springfield), 6.375%, 10-15-05 (MBIA)
1,000                               -                  1,000  Oregon State Department Transportation Rev.,
                                                                   5.50%, 6-1-00 (MBIA)




continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                            ($ In Thousands)
                                                                                ---------------------------------------
                                                                                                 Benham
                                                                             Benham              Inter-
                                                                             Inter-              mediate-            Pro
                                                                             mediate-            Term                Forma
                                                                             Term Tax-           Tax-Free            Combined
                                                                             Exempt Fund         Fund                Market
                                                                             Market              Market              Value
                                                                             Value               Value               (Note 1)


North Carolina Eastern Municipal
     Power Agency Rev., Series 1993,
     6.00%, 1-1-06 (FSA)                                                           -              2,136              2,136
                                                                              ------              ------             ------

Ohio Higher Educational Facility
     Commission Rev., (University of
     Dayton), 5.55%, 12-1-07 (FGIC)                                            1,495                   -             1,495
Ohio Public Facility Commission Rev.,
     Series IIA, (Mental Health Facility),
     5.625%, 12-1-98                                                           1,030                   -             1,030
Ohio State Building Auth. Rev., Series A,
     Correctional Facility), 6.25%, 10-1-00                                        -              1,064              1,064
Ohio Water Development Auth.
     Pollution Control Facilities Rev.,
     6.00%, 12-1-05 (MBIA)                                                     3,579                   -             3,579
                                                                              ------              ------             ------
                                                                               6,104              1,064              7,168
                                                                              ------              ------             ------

Oklahoma Industrial Auth. Health System
     Rev. Refunding, Series 1995 C, 7.00%,
     8-15-04 (AMBAC)                                                               -              2,851              2,851
                                                                              ------              ------             ------

Lane County School District #19 GO,
     (Springfield), 6.375%, 10-15-05 (MBIA)                                    1,997                   -             1,997
Oregon State Department Transportation Rev.,
     5.50%, 6-1-00 (MBIA)                                                      1,037                   -             1,037
                                                                              ------              ------             ------
                                                                               3,034                                 3,034
                                                                              ------              ------             ------

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                               Benham
Benham                         Inter-
Inter-                         mediate-          Pro
mediate-                       Term              Forma
Term Tax-                      Tax-Free          Combined
Exempt Fund                    Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

Pennsylvania--4.6%
1,000                               -                  1,000  Harrisburg Auth. Lease Rev.,
                                                                   6.25%, 6-1-00 (FSA)(1)
1,500                               -                  1,500  Pennsylvania Turnpike Commission Rev.,
                                                                   Series L, 6.25%, 6-1-01 (AMBAC)
2,000                               -                  2,000  Philadelphia Gas Works Rev.,
                                                                   14th Series, 5.70%, 7-1-00 (FSA)
1,000                             845                  1,845  Philadelphia Water & Wastewater Rev.,
                                                                   5.00%, 6-15-12 (FGIC)



Puerto Rico--0.7%
1,000                               -                  1,000  Puerto Rico Electric Power Auth. Rev.,
                                                                   Series R, 5.70%, 7-1-00 (MBIA)

South Carolina--1.4%
1,000                               -                  1,000  Richland Lexington Airport District Rev.,
                                                                   Series C, 5.25%, 1-1-06 (AMBAC)
-                               1,000                  1,000  South Carolina Public Service Rev.,
                                                                   6.25%, 1-1-00 (AMBAC)



Texas--14.0%
-                                 115                    115  Austin County GO, 6.75%, 9-1-00 ,
                                                                   Prerefunded at Par(1)
-                                 885                    885  Austin County GO, Series C, 6.75%, 9-1-01
535                                 -                    535  Austin Utility System Rev.,
                                                                   Series A, 7.50%, 11-15-98
                                                                   (Acquired 2-3-95, Cost $547)(1)(3)
2,000                               -                  2,000  Brazos Higher Education Auth. Rev.,
                                                                   Series A-1, 5.50%, 12-1-98
1,875                               -                  1,875  Brownsville Utility System Rev.,
                                                                   6.00%, 9-1-08 (AMBAC)
1,000                               -                  1,000  Dallas-Fort Worth Regional Airport Rev.,
                                                                   Series A, 5.90%, 11-1-08 (MBIA)
1,340                               -                  1,340  Harris County Health Facilities Development
                                                                   Corp. (St. Luke's Episcopal
                                                                   Hospital), 6.40%, 2-15-00
-                               1,500                  1,500  Harris County Health Facility Memorial
                                                                   Hospital Rev., (Systems Project),
                                                                   6.80%, 6-1-01

continued




Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                                ($ In Thousands)
                                                                                -----------------------------------------
                                                                                                  Benham
                                                                              Benham              Inter-
                                                                              Inter-              mediate-            Pro
                                                                              mediate-            Term                Forma
                                                                              Term Tax-           Tax-Free            Combined
                                                                              Exempt Fund         Fund                Market
                                                                              Market              Market              Value
                                                                              Value               Value               (Note 1)
Harrisburg Auth. Lease Rev.,
     6.25%, 6-1-00 (FSA)(1)                                                    1,055                   -             1,055
Pennsylvania Turnpike Commission Rev.,
     Series L, 6.25%, 6-1-01 (AMBAC)                                           1,609                   -             1,609
Philadelphia Gas Works Rev.,
     14th Series, 5.70%, 7-1-00 (FSA)                                          2,081                   -             2,081
Philadelphia Water & Wastewater Rev.,
     5.00%, 6-15-12 (FGIC)                                                       952                805              1,757
                                                                              ------              ------             ------
                                                                               5,697                805              6,502
                                                                              ------              ------             ------

Puerto Rico Electric Power Auth. Rev.,
     Series R, 5.70%, 7-1-00 (MBIA)                                            1,047                   -             1,047
                                                                              ------              ------             ------

Richland Lexington Airport District Rev.,
     Series C, 5.25%, 1-1-06 (AMBAC)                                           1,001                   -             1,001
South Carolina Public Service Rev.,
     6.25%, 1-1-00 (AMBAC)                                                         -              1,055              1,055
                                                                              ------              ------             ------
                                                                               1,001              1,055              2,056
                                                                              ------              ------             ------
Austin County GO, 6.75%, 9-1-00 ,
     Prerefunded at Par(1)                                                         -                124                124
Austin County GO, Series C, 6.75%, 9-1-01                                          -                953                953
Austin Utility System Rev.,
     Series A, 7.50%, 11-15-98                                                   571                   -               571
     (Acquired 2-3-95, Cost $547)(1)(3)
Brazos Higher Education Auth. Rev.,
     Series A-1, 5.50%, 12-1-98                                                2,046                   -             2,046
Brownsville Utility System Rev.,
     6.00%, 9-1-08 (AMBAC)                                                     2,019                   -             2,019
Dallas-Fort Worth Regional Airport Rev.,
     Series A, 5.90%, 11-1-08 (MBIA)                                           1,041                   -             1,041
Harris County Health Facilities Development
     Corp. (St. Luke's Episcopal
     Hospital), 6.40%, 2-15-00                                                 1,416                   -             1,416
Harris County Health Facility Memorial
     Hospital Rev., (Systems Project),
     6.80%, 6-1-01                                                                 -              1,618               1,618

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                                 Benham
Benham                           Inter-
Inter-                           mediate-          Pro
mediate-                         Term              Forma
Term Tax-                        Tax-Free          Combined
Exempt Fund                      Fund              Principal
Principal                        Principal         Amount
Amount                           Amount            (Note 1)

-                               1,000                  1,000  Houston Independent School District GO,
                                                                   (Guaranteed by Texas Permanent
                                                                   School Fund), 8.375%, 8-15-98
-                               1,500                  1,500  Houston Water and Sewer System Rev.,
                                                                   5.60%, 12-1-02 (MBIA)
-                                 500                    500  North Texas Higher Education Student Loan
                                                                   Rev., 6.875%, 4-1-02 (AMBAC)
1,000                               -                  1,000  Tarrant County Health Facility Development
                                                                   Corporation Health System
                                                                   Rev., (Harris Methodist Health System),
                                                                   5.00%, 9-1-07 (AMBAC)
-                               2,000                  2,000  Texas Municipal Power Agency Rev.,
                                                                   5.75%, 9-1-02 (MBIA)
-                               1,000                  1,000  Texas Public Financing Agency GO, Series
                                                                   1995, (Systems Project), 6.50%, 10-1-03
1,500                               -                  1,500  Texas State Public Finance Auth. Building
                                                                   Rev., (Technical College),
                                                                   6.25%, 8-1-09 (MBIA)
-                               1,000                  1,000  Texas Turnpike Auth. Rev., Series 1990 A,
                                                                   7.00%, 1-1-99, Prerefunded at 102%
                                                                   of Par (AMBAC)(1)



Utah--2.6%
1,000                               -                  1,000  Salt Lake County Municipal Building Auth.
                                                                   Lease Rev., Series A, 6.00%, 10-1-07 (MBIA)
-                               1,600                  1,600  Utah Housing Finance Agency Single Family
                                                                   Mortgage Rev., 5.65%, 7-1-06
-                               1,000                  1,000  Utah State MFC University Rev., Series 1991,
                                                                   (Utah Hospital), 6.60%, 5-15-00



Virginia--1.7%
1,275                               -                  1,275  Metropolitan Washington D.C. Airports Auth.
                                                                   Rev., Series A, 6.30%, 10-1-03 (MBIA)
-                               1,000                  1,000  Virginia State Public Building Auth. Rev.
                                                                   Refunding, Series A, 5.70%, 8-1-00




continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN
                                                                                                ($ In Thousands)
                                                                                --------------------------------------
                                                                                                Benham
                                                                            Benham              Inter-
                                                                            Inter-              mediate-            Pro
                                                                            mediate-            Term                Forma
                                                                            Term Tax-           Tax-Free            Combined
                                                                            Exempt Fund         Fund                Market
                                                                            Market              Market              Value
                                                                            Value               Value               (Note 1)

Houston Independent School District GO,
     (Guaranteed by Texas Permanent
     School Fund), 8.375%, 8-15-98                                                 -              1,076              1,076
Houston Water and Sewer System Rev.,
     5.60%, 12-1-02 (MBIA)                                                         -              1,580              1,580
North Texas Higher Education Student Loan
     Rev., 6.875%, 4-1-02 (AMBAC)                                                  -                529                529
Tarrant County Health Facility Development
     Corporation Health System
     Rev., (Harris Methodist Health System),
     5.00%, 9-1-07 (AMBAC)                                                       979                   -               979
Texas Municipal Power Agency Rev.,
     5.75%, 9-1-02 (MBIA)                                                          -              2,118              2,118
Texas Public Financing Agency GO, Series
     1995, (Systems Project), 6.50%, 10-1-03                                       -              1,109              1,109
Texas State Public Finance Auth. Building
     Rev., (Technical College),
     6.25%, 8-1-09 (MBIA)                                                      1,640                   -             1,640
Texas Turnpike Auth. Rev., Series 1990 A,
     7.00%, 1-1-99, Prerefunded at 102%
     of Par (AMBAC)(1)                                                             -              1,078              1,078
                                                                              ------              ------             ------
                                                                               9,712             10,185             19,897
                                                                              ------              ------             ------

Salt Lake County Municipal Building Auth.
     Lease Rev., Series A, 6.00%, 10-1-07 (MBIA)                               1,063                   -             1,063
Utah Housing Finance Agency Single Family
     Mortgage Rev., 5.65%, 7-1-06                                                  -              1,637              1,637
Utah State MFC University Rev., Series 1991,
     (Utah Hospital), 6.60%, 5-15-00                                               -              1,066              1,066
                                                                              ------              ------             ------
                                                                               1,063              2,703              3,766
                                                                              ------              ------             ------

Metropolitan Washington D.C. Airports Auth.
     Rev., Series A, 6.30%, 10-1-03 (MBIA)                                     1,382                   -             1,382
Virginia State Public Building Auth. Rev.
     Refunding, Series A, 5.70%, 8-1-00                                            -              1,045              1,045
                                                                              ------              ------             ------
                                                                               1,382              1,045              2,427
                                                                              ------              ------             ------
continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                                Benham
Benham                          Inter-
Inter-                          mediate-          Pro
mediate-                        Term              Forma
Term Tax-                       Tax-Free          Combined
Exempt Fund                     Fund              Principal
Principal                       Principal         Amount
Amount                          Amount            (Note 1)

Washington--7.1%
-                               1,000                  1,000  Pierce County School District No. 3 GO,
                                                                   Series B, 5.80%, 12-1-99
-                               1,000                  1,000  Pierce County School District #320 GO,
                                                                   5.75%, 12-1-02
-                               2,000                  2,000  Snohomish County Public Utility District Rev.,
                                                                   Series 1993, 5.625%, 1-1-05 (FGIC)
-                               1,000                  1,000  Snohomish County School District #15 GO,
                                                                   6.125%, 12-1-03
1,000                               -                  1,000  Tacoma Electric System
                                                                   Rev., 6.10%, 1-1-07 (FGIC)
-                               1,000                  1,000  Washington Public Power Supply System Rev.,
                                                                   (Project #1), 5.50%, 7-1-04 (FGIC)
-                               1,000                  1,000  Washington Public Power Supply System Rev.,
                                                                   (Project #1), 7.10%, 7-1-01 (FGIC)
-                                 500                    500  Washington Public Power Supply System Rev.,
                                                                   Series C, 7.00%, 7-1-01 (FGIC)
1,000                               -                  1,000  Washington State Public Power Supply Rev.,
                                                                   Series C, (Project 2), 7.30%, 7-1-00



Wisconsin--2.7%
1,590                           1,000                  2,590  Wisconsin State Health and Educational Facility
                                                                   Auth. Rev., (Aurora Medical Group),
                                                                   6.00%, 11-15-10 (FSA)
-                               1,060                  1,060  Wisconsin State Health Facility Rev., Series B,
                                                                   (Wausau Hospital), 6.30%, 8-15-00 (AMBAC)




Total Municipal Securities--98.6%


MUNICIPAL DERIVATIVES--1.4%

2,000                               -                  2,000  Philadelphia Water and Wastewater
                                                                    Rev., Inverse Floater,
                                                                    (Fixed Airs), 5.15%, 6-15-04 (4)


continued





Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                                 ($ In Thousands)
                                                                                ----------------------------------------
                                                                                                 Benham
                                                                             Benham              Inter-
                                                                             Inter-              mediate-            Pro
                                                                             mediate-            Term                Forma
                                                                             Term Tax-           Tax-Free            Combined
                                                                             Exempt Fund         Fund                Market
                                                                             Market              Market              Value
                                                                             Value               Value               (Note 1)

Pierce County School District No. 3 GO,
     Series B, 5.80%, 12-1-99                                                      -              1,041              1,041
Pierce County School District #320 GO,
     5.75%, 12-1-02                                                                -              1,050              1,050
Snohomish County Public Utility District Rev.,
     Series 1993, 5.625%, 1-1-05 (FGIC)                                            -              2,083              2,083
Snohomish County School District #15 GO,
     6.125%, 12-1-03                                                               -              1,059              1,059
Tacoma Electric System
     Rev., 6.10%, 1-1-07 (FGIC)                                                1,068                   -             1,068
Washington Public Power Supply System Rev.,
     (Project #1), 5.50%, 7-1-04 (FGIC)                                            -              1,025              1,025
Washington Public Power Supply System Rev.,
     (Project #1), 7.10%, 7-1-01 (FGIC)                                            -              1,096              1,096
Washington Public Power Supply System Rev.,
     Series C, 7.00%, 7-1-01 (FGIC)                                                -                547                547
Washington State Public Power Supply Rev.,
     Series C, (Project 2), 7.30%, 7-1-00                                      1,084                   -             1,084
                                                                              ------              ------             ------
                                                                               2,152              7,901             10,053
                                                                              ------              ------             ------

Wisconsin State Health and Educational Facility
     Auth. Rev., (Aurora Medical Group),
     6.00%, 11-15-10 (FSA)                                                     1,692              1,064              2,756
Wisconsin State Health Facility Rev., Series B,
     (Wausau Hospital),
     6.30%, 8-15-00 (AMBAC)                                                        -              1,125              1,125
                                                                              ------              ------             ------
                                                                               1,692              2,189              3,881
                                                                              ------              ------             ------

                                                                              77,935             62,240            140,175
                                                                              ------              ------             ------



Philadelphia Water and Wastewater
      Rev., Inverse Floater,
      (Fixed Airs), 5.15%, 6-15-04 (4)                                         2,017                   -             2,017
                                                                              ------              ------             ------

continued






Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
                      Benham
Benham                Inter-
Inter-                mediate-          Pro
mediate-              Term              Forma
Term Tax-             Tax-Free          Combined
Exempt Fund           Fund              Principal
Principal             Principal         Amount
Amount                Amount            (Note 1)

TEMPORARY CASH INVESTMENTS
                                                              7,000 Units of Participation in Provident
                                                                   Institutional Funds (Muni Fund Portfolio)


Pro Forma Combining
Benham Intermediate-Term Tax-Exempt Fund and
Benham Intermediate-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                            ($ In Thousands)
                                                                                --------------------------------------
                                                                                                Benham
                                                                            Benham              Inter-
                                                                            Inter-              mediate-            Pro
                                                                            mediate-            Term                Forma
                                                                            Term Tax-           Tax-Free            Combined
                                                                            Exempt Fund         Fund                Market
                                                                            Market              Market              Value
                                                                            Value               Value               (Note 1)


7,000 Units of Participation in Provident
     Institutional Funds (Muni Fund Portfolio)                                     7                   -                 7
                                                                              ------              ------             ------

TOTAL INVESTMENT SECURITIES--100.0%                                          $79,959             $62,240           $142,199
                                                                              ======              ======             ======




Notes
AMBAC = AMBAC Indemnity Corp.
FGIC = Financial  Guaranty Insurance Company
FSA = Financial  Security  Association
GO = General  Obligation
MBIA = Municipal Bond Insurance Association

(1)  Escrowed in U.S. Government Securities.

(2) This security is a zero-coupon municipal bond. The yield to maturity at current market value is shown instead of a stated coupon rate. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(3)  Security was purchased  under Rule 144A of the  Securities Act of 1933 and, unless registered under the Act or exempted from registration,  may only be
     sold  to  qualified  institutional   investors.   The  aggregate  value  of
     restricted securities at October 31, 1996, was $571,129,  which represented
     0.7% of the net assets of the Intermediate-Term Tax-Exempt Fund.

(4) Inverse floaters bear interest rates that move inversely to market interest rates. Inverse floaters typically have durations twice as long as long-term bonds, which may cause their value to be twice as volatile as long-term bonds when market interest rates change.


END SCHEDULE OF INVESTMENTS

BENHAM LONG-TERM TAX-EXEMPT FUND
BENHAM LONG-TERM TAX-FREE FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                                Benham            Benham                               Pro Forma
October 31, 1996 (Unaudited)                                   Long-Term         Long-Term                             Combined
                                                            Tax-Exempt Fund    Tax-Free Fund      Adjustments          (Note 1)
                                                            ---------------($ in Thousands, Except Per-Share Amounts)---------------
                                                            -----------------------------------------------------------------------
ASSETS
Investment securities, at value (identified cost of
     $57,253 and $50,587, respectively)                              $60,223           $53,431                            $113,654
Interest receivable                                                    1,023             1,029                               2,052
                                                            -----------------------------------------------------------------------
                                                                      61,246            54,460                 0           115,706
                                                            -----------------------------------------------------------------------

LIABILITIES
Disbursements in excess of demand deposit cash                           391                 5                                 396
Payable for capital shares redeemed                                        -                35                                  35
Dividends payable                                                         52                46                                  98
Payable to affiliates                                                      -                30               (30) (b)            -
Accrued management fee                                                    31                 -                23  (b)           54
Accrued expenses and other liabilities                                     -                 1                (1) (b)            -
                                                            -----------------------------------------------------------------------
                                                                         474               117                (8)              583
                                                            -----------------------------------------------------------------------

Net Assets Applicable to Outstanding Shares                          $60,772           $54,343                $8          $115,123
                                                            =======================================================================

CAPITAL SHARES (NOTE 3)
Outstanding                                                            5,744             4,694               442 (a)        10,880
                                                            =======================================================================

Net Asset Value Per Share                                             $10.58            $11.58                              $10.58
                                                            ===================================                  ==================

NET ASSETS CONSIST OF:
Capital paid in                                                      $57,802           $51,687                $8 (b)      $109,497
Accumulated undistributed net realized                                                                                           0
     gain (loss) from investment transactions                              -              (188)                               (188)
Net unrealized appreciation (depreciation) on investments              2,970             2,844                               5,814
                                                            -----------------------------------------------------------------------

                                                                     $60,772           $54,343                $8          $115,123
                                                            =======================================================================

(a) Adjustment to reflect the issuance of Long-Term Tax-Free shares (at the Long-Term Tax-Exempt net asset value per share since this fund is the accounting survivor) in connection with the proposed reorganization.
(b) Adjustment restates the funds' accrued management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity.

See Notes to Pro Forma Financial Statements

BENHAM LONG-TERM TAX-EXEMPT FUND
BENHAM LONG-TERM TAX-FREE FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                                                Benham            Benham                                  Pro Forma
Year Ended October 31, 1996 (Unaudited)                        Long-Term         Long-Term                                 Combined
                                                            Tax-Exempt Fund    Tax-Free Fund            Adjustments        (Note 1)
                                                           ----------------------------($ in Thousands)-----------------------------
INVESTMENT INCOME
Income:
Interest                                                              $3,361            $3,168                              $6,529
                                                           ------------------------------------                  ------------------

Expenses:
Management fees                                                          353                 -               271  (a)          624
Investment advisory fees                                                   -               234              (234) (a)            -
Administrative fees                                                        -                52               (52) (a)            -
Transfer agency fees                                                       -                42               (42) (a)            -
Custodian fees                                                             -                11               (11) (a)            -
Printing and postage                                                       -                16               (16) (a)            -
Registration and filing fees                                               -                21               (21) (a)            -
Directors' fees and expenses                                               1                 4                (4) (a)            1
Auditing and legal fees                                                    -                15               (15) (a)            -
Other operating expenses                                                   -                12               (12) (a)            -
                                                           ------------------------------------------------------------------------
  Total expenses                                                         354               407              (136)              625
Amount waived                                                              -               (35)               35  (a)            -
Custodian earnings credits                                                 -                (4)                4  (a)            -
                                                           ------------------------------------------------------------------------
  Net expenses                                                           354               368               (97)              625
                                                           ------------------------------------------------------------------------

Net investment income                                                  3,007             2,800                97             5,904
                                                           ------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss)                                                  27               642                                 669
Change in net unrealized appreciation (depreciation)                     134              (595)                               (461)
                                                           ------------------------------------                  ------------------

Net realized and unrealized gain (loss) on investments                   161                47                                 208
                                                           ------------------------------------                  ------------------

Net Increase in Net Assets
Resulting from Operations                                             $3,168            $2,847               $97            $6,112
                                                           ========================================================================

(a) Adjustment restates the funds' management fees to reflect the unitary fee structure at the proposed rate of the reorganized entity and the expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedules of Investments, Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations reflect the accounts of the Benham Short-Term Government Fund and Benham Adjustable Rate Government Securities Fund; Benham Intermediate-Term Tax-Exempt Fund and Benham Intermediate-Term Tax-Free Fund and Benham Long-Term Tax-Exempt Fund and Benham Long-Term Tax-Free Fund, at and for the year ended October 31, 1996. The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, in exchange for shares of the surviving entity as stated below:

              Non-Surviving Fund:                    Surviving Fund:
     Benham Adjustable Rate Government       Benham Short-Term Government Fund
          Securities Fund
     Benham Intermediate-Term                Benham Intermediate-Term
          Tax-Free Fund                           Tax-Exempt Fund
     Benham Long-Term Tax-Free Fund          Benham Long-Term Tax-Exempt Fund

     In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

     The Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation-Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at October 31, 1996, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of October 31, 1996, divided by the net asset value per share of the shares of the surviving fund as of October 31, 1996. The pro forma total number of shares outstanding for each combined fund consists of the following at October 31, 1996:

                                                               Additional Shares
     Combined       Total Outstanding       Shares of          Assumed Issued
     Fund           Shares                  Surviving Fund     in Reorganization

     Short-Term
     Government Fund   64,215,708              36,940,713            27,274,995

     Intermediate-Term
     Tax-Exempt Fund   13,898,329               7,787,666             6,110,663

     Long-Term
     Tax-Exempt Fund   10,879,856               5,743,483             5,136,373

4. Investments-At October 31, 1996, the funds had the following net capital loss carryforwards available to offset future capital gains. To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

         Fund                                     Net Capital Loss Carryforward

         Adjustable Rate Government
              Securities Fund                                 $69,205,630

         Short-Term Government Fund                           $19,957,873

         Intermediate-Term Tax-Free Fund                         $420,126

         Long-Term Tax-Free Fund                                 $427,920

Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments
October 31, 1996 (Unaudited)

                  ($ In Thousands)
  -----------------------------------------------------
Benham                        Benham
Long-Term                     Long-Term         Pro Forma
Tax-Exempt                    Tax-Free          Combined
Fund                          Fund              Principal
Principal                     Principal         Amount
Amount                        Amount            (Note 1)

MUNICIPAL SECURITIES
Alaska--0.1%
$60                                  -                $60     Alaska State Housing Finance Corp Rev.
                                                                   Series B, 8.75%, 12-1-16
                                                                   (LOC: Swiss Bank)

Alabama--1.6%
-                              $2,000               2,000     Alabama Special Care Facility
                                                                   Financing Auth. Rev., (Daughters
                                                                   of Charity), 5.00%, 11-1-25

Arizona--1.6%
-                               1,750               1,750     Phoenix Civic Improvement Corporation
                                                                   Water System Rev., 6.00%, 7-1-19

California--11.2%
1,000                                -              1,000     California Educational Facilities Auth. Rev.,
                                                                   (Pooled College & University Project)
                                                                   5.60%, 12-1-20
2,000                                -              2,000     California State Public Works Lease Rev.,
                                                                   (Department Corrections Prisons A), 5.00%
                                                                   12-1-19 (AMBAC)
1,000                                -              1,000     California State Public Works Lease Rev.,
                                                                   (University Project A), 6.20%, 10-1-08
1,225                                -              1,225     Long Beach Water Rev., 6.125%, 5-1-19
1,500                                -              1,500     Los Angeles Community Redevelopment
                                                                   Agency Rev., (Bunker Hill), 6.50%
                                                                   12-1-14 (FSA)
-                               1,700               1,700     Los Angeles Wastewater Rev., Series
                                                                   1993 D, 4.70%, 11-1-19 (FGIC)
1,500                                -              1,500     Metropolitan Water District Rev.,
                                                                   Series A,  (Southern California)
                                                                   5.75%, 7-1-21
1,850                                -              1,850     Northern California Power Agency Rev., Series A,
                                                                   (Hydroelectric Project #1), 6.25%
                                                                   7-1-12 (MBIA)
1,000                                -              1,000     San Jose Redevelopment Agency
                                                                   Tax Allocation, Series D, 5.75%, 8-1-24



Colorado--0.3%
300                                  -                300     Colorado Housing Finance Auth. Rev.,
                                                                  Series C, (Single Family Residential)
                                                                  8.70%, 9-1-07


continued




Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                             ($ In Thousands)
                                                                               ------------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)

Alaska State Housing Finance Corp Rev.
     Series B, 8.75%, 12-1-16
     (LOC: Swiss Bank)                                                           $62                   -               $62
                                                                               ------             ------             ------

Alabama Special Care Facility
     Financing Auth. Rev., (Daughters
     of Charity), 5.00%, 11-1-25                                                    -            $1,783              1,783
                                                                               ------             ------             ------

Phoenix Civic Improvement Corporation
     Water System Rev., 6.00%, 7-1-19                                               -             1,787              1,787
                                                                               ------             ------             ------

California Educational Facilities Auth. Rev.,
     (Pooled College & University Project)
     5.60%, 12-1-20                                                               974                  -               974
California State Public Works Lease Rev.,
     (Department Corrections Prisons A), 5.00%
     12-1-19 (AMBAC)                                                            1,869                  -             1,869
California State Public Works Lease Rev.,
     (University Project A), 6.20%, 10-1-08                                     1,066                  -             1,066
Long Beach Water Rev., 6.125%, 5-1-19                                           1,261                  -             1,261
Los Angeles Community Redevelopment
     Agency Rev., (Bunker Hill), 6.50%
     12-1-14 (FSA)                                                              1,634                  -             1,634
Los Angeles Wastewater Rev., Series
     1993 D, 4.70%, 11-1-19 (FGIC)                                                  -             1,475              1,475
Metropolitan Water District Rev.,
     Series A,  (Southern California)
     5.75%, 7-1-21                                                              1,553                  -             1,553
Northern California Power Agency Rev., Series A,
     (Hydroelectric Project #1), 6.25%
     7-1-12 (MBIA)                                                              1,956                  -             1,956
San Jose Redevelopment Agency
     Tax Allocation, Series D, 5.75%, 8-1-24                                      987                  -               987
                                                                               ------             ------             ------
                                                                               11,300             1,475             12,775
                                                                               ------             ------             ------

Colorado Housing Finance Auth. Rev.,
    Series C, (Single Family Residential)
    8.70%, 9-1-07                                                                 315                  -               315
                                                                               ------             ------             ------
continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                          Benham
Long-Term                      Long-Term         Pro Forma
Tax-Exempt                     Tax-Free          Combined
Fund                           Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

Connecticut--2.7%
1,000                                -              1,000     Connecticut GO, Series E, 6.00%, 3-15-12
1,880                                -              1,880     Connecticut State Development Auth. Rev.,
                                                                   Series A, 6.375%, 10-15-24



District of Columbia--0.9%
1,000                                -              1,000     Metropolitan Area Transportation Auth. Rev.,
                                                                   6.00%, 7-1-10 (FGIC)

Florida--5.3%
-                                 890                 890     Broward County Resource Recovery
                                                                   Facility Rev., Series 1984, (South
                                                                   Project), 7.95%, 12-1-08
-                               1,000               1,000     Orlando Water and Electric Auth.
                                                                   Rev., Series D, 6.75%, 10-1-17
1,500                                -              1,500     Reedy Creek Utility Rev.,
                                                                   Series 1, 5.00%, 10-1-19 (MBIA)
-                               1,000               1,000     St. Petersburg Health Auth. Rev.,
                                                                   (Allegheny Health), 7.00%, 12-1-15
                                                                   (MBIA)
1,350                                -              1,350     Tampa Sports Auth. Sales Tax Rev.,
                                                                   (Tampa Bay Arena Project)
                                                                   5.75%, 10-1-25 (MBIA)



Georgia--1.0%
-                               1,000               1,000     Georgia Municipal Electric Auth.
                                                                   Rev., 6.50%, 1-1-12 (MBIA)

Illinois--13.1%
1,000                                -              1,000     City of Chicago Rev., (Peoples Gas,
                                                                   Light and Coke Co.), 7.50%, 3-1-15
-                               1,965               1,965     Chicago Metropolitan Water
                                                                   Reclamation District Capital
                                                                   Improvement, 6.25%, 12-1-14
1,000                                -              1,000     Cook County GO, 7.00%, 11-1-10,
                                                                   Prerefunded 11-1-00 at 102% of Par
                                                                   (MBIA)(1)
continued




Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                              ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)


Connecticut GO, Series E, 6.00%, 3-15-12                                        1,072                  -             1,072
Connecticut State Development Auth. Rev.,
     Series A, 6.375%, 10-15-24                                                 1,998                  -             1,998
                                                                               ------             ------             ------
                                                                                3,070                  -             3,070
                                                                               ------             ------             ------

Metropolitan Area Transportation Auth. Rev.,
     6.00%, 7-1-10 (FGIC)                                                       1,075                  -             1,075
                                                                               ------             ------             ------

Broward County Resource Recovery
     Facility Rev., Series 1984, (South
     Project), 7.95%, 12-1-08                                                       -               981                981
Orlando Water and Electric Auth.
     Rev., Series D, 6.75%, 10-1-17                                                 -             1,171              1,171
Reedy Creek Utility Rev.,
     Series 1, 5.00%, 10-1-19 (MBIA)                                            1,385                  -             1,385
St. Petersburg Health Auth. Rev.,
     (Allegheny Health), 7.00%, 12-1-15                                             -             1,117              1,117
     (MBIA)
Tampa Sports Auth. Sales Tax Rev.,
     (Tampa Bay Arena Project)
     5.75%, 10-1-25 (MBIA)                                                      1,406                  -             1,406
                                                                               ------             ------             ------
                                                                                2,791             3,269              6,060
                                                                               ------             ------             ------

Georgia Municipal Electric Auth.
     Rev., 6.50%, 1-1-12 (MBIA)                                                     -             1,116              1,116
                                                                               ------             ------             ------

City of Chicago Rev., (Peoples Gas,
     Light and Coke Co.), 7.50%, 3-1-15                                         1,091                  -             1,091
Chicago Metropolitan Water
     Reclamation District Capital
     Improvement, 6.25%, 12-1-14                                                    -             2,067              2,067
Cook County GO, 7.00%, 11-1-10,
     Prerefunded 11-1-00 at 102% of Par
     (MBIA)(1)                                                                  1,111                  -              1,111

continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                        Benham
Long-Term                     Long-Term         Pro Forma
Tax-Exempt                    Tax-Free          Combined
Fund                          Fund              Principal
Principal                     Principal         Amount
Amount                        Amount            (Note 1)

500                             1,500               2,000     Illinois Dedicated Tax Rev.,
                                                                   (Civic Center Project)
                                                                   6.25%, 12-15-20 (AMBAC)
-                               1,500               1,500     Illinois Development Finance Auth.
                                                                   Pollution Control Rev., Series B,
                                                                   (Central Illinois Public Service),
                                                                   7.60%, 3-1-14
-                               1,840               1,840     Illinois Health Facilities Auth. Rev.
                                                                   Refunding, Series C,
                                                                   (Evangelical Hospital), 6.75%, 4-15-12
1,500                                -              1,500     Illinois GO, 6.25%, 10-1-06
1,000                                -              1,000     Illinois Regional Transportation Auth. Rev.,
                                                                   Series A, 7.20%, 11-1-20 (AMBAC)
-                               2,000               2,000     Springfield Water Rev., 6.50%, 3-1-15


Indiana--2.9%
-                               1,000               1,000     Indiana Municipal Power Agency Rev.,
                                                                   Series A, 7.10%, 1-1-00, Prerefunded
                                                                   at 102% of  Par (AMBAC)(1)
1,000                                -              1,000     Indiana State Toll Finance Auth. Rev.,
                                                                   6.875%, 7-1-12,
                                                                   Prerefunded 1-1-97 at 102% of Par
                                                                   (FGIC)(1)
-                               1,000               1,000     Indiana Transportation Financing Auth.
                                                                   Highway Rev., Series A, 7.25%, 6-1-15



Kansas--0.9%
1,000                                -              1,000     Kansas City Utility System Rev.,
                                                                   6.375%, 9-1-23 (FGIC)

Kentucky--1.3%
1,000                                -              1,000     Carroll County Pollution Control Rev., Series A,
                                                                   (Kentucky Utilities Company Project),
                                                                   7.45%, 9-15-16
270                                  -                270     Kentucky Housing Corp. Rev., Series C,
                                                                   7.90%, 1-1-21 (FHA)



continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                          ($ In Thousands)
                                                                                -----------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)

Illinois Dedicated Tax Rev.,
     (Civic Center Project)
     6.25%, 12-15-20 (AMBAC)                                                      546             1,638              2,184
Illinois Development Finance Auth.
     Pollution Control Rev., Series B,
     (Central Illinois Public Service),
     7.60%, 3-1-14                                                                  -             1,637              1,637
Illinois Health Facilities Auth. Rev.
     Refunding, Series C,
     (Evangelical Hospital), 6.75%, 4-15-12                                         -             1,939              1,939
Illinois GO, 6.25%, 10-1-06                                                     1,609                  -             1,609
Illinois Regional Transportation Auth. Rev.,
     Series A, 7.20%, 11-1-20 (AMBAC)                                           1,217                  -             1,217
Springfield Water Rev., 6.50%, 3-1-15                                               -             2,091              2,091
                                                                               ------            ------             ------
                                                                                5,574             9,372             14,946
                                                                               ------            ------             ------

Indiana Municipal Power Agency Rev.,
     Series A, 7.10%, 1-1-00, Prerefunded
     at 102% of  Par (AMBAC)(1)                                                     -             1,099              1,099
Indiana State Toll Finance Auth. Rev.,
     6.875%, 7-1-12,
     Prerefunded 1-1-97 at 102% of Par
     (FGIC)(1)                                                                  1,025                  -             1,025
Indiana Transportation Financing Auth.
     Highway Rev., Series A, 7.25%, 6-1-15                                          -             1,192              1,192
                                                                               ------             ------             ------
                                                                                1,025             2,291              3,316
                                                                               ------             ------             ------

Kansas City Utility System Rev.,
     6.375%, 9-1-23 (FGIC)                                                      1,071                  -             1,071
                                                                               ------             ------             ------

Carroll County Pollution Control Rev., Series A,
     (Kentucky Utilities Company Project),
     7.45%, 9-15-16                                                             1,143                  -             1,143
Kentucky Housing Corp. Rev., Series C,
     7.90%, 1-1-21 (FHA)                                                          285                  -               285
                                                                               ------             ------             ------
                                                                                1,428                  -             1,428
                                                                               ------             ------             ------
continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                         Benham
Long-Term                      Long-Term         Pro Forma
Tax-Exempt                     Tax-Free          Combined
Fund                           Fund              Principal
Principal                      Principal         Amount
Amount                         Amount            (Note 1)

Massachusetts--7.1%
1,000                                -              1,000     Boston GO, Series B,
                                                                   5.875%, 8-1-12 (AMBAC)
1,000                                -              1,000     Boston GO, Series B,
                                                                   5.875%, 8-1-13 (AMBAC)
1,000                                -              1,000     Massachusetts GO,
                                                                   Series A, (Consolidated Loan)
                                                                   5.40%, 11-1-06
-                               1,000               1,000     Massachusetts Health and Education Auth.
                                                                   Rev., Series F, 6.25%, 7-1-12 (AMBAC)
-                               1,115               1,115     Massachusetts Housing Finance Agency
                                                                   Rev., Series 1993 A, 6.375%, 4-1-21
-                               1,690               1,690     Massachusetts Housing Finance Agency
                                                                   Rev., Series 1992 H, 6.75%, 11-15-12
                                                                   (FNMA)
1,000                                -              1,000     Massachusetts Water Resources Auth. Rev.,
                                                                   Series B, 5.50%, 11-1-15



Michigan--2.1%
1,500                                -              1,500     Detroit Sewer Disposal Rev.,
                                                                    Series B, 5.25%, 7-1-21 (MBIA)
1,000                                -              1,000     University of Michigan Hospital Rev.,
                                                                   Series A, 5.75%, 12-1-12



Montana--1.6%
1,650                                -              1,650     Montana State Board Investment Payroll Tax
                                                                   Rev., 6.875%, 6-1-20(1)

New York--7.8%
1,000                                -              1,000     Municipal Assistance Corp. Rev.,
                                                                   Series 67, 7.625%, 7-1-08
1,000                                -              1,000     New York Local Government Assistance Corp.
                                                                   Rev., Series D, 6.75%, 4-1-07
1,000                                -              1,000     New York State Dorm Auth. Rev.
                                                                   City University, 6.00%, 7-1-26
1,000                                -              1,000     New York State Environmental Facilities Corp.
                                                                   Pollution Control Rev., Series E
                                                                   6.30%, 6-15-02
1,000                           2,000               3,000     New York State Urban Development Corp. Rev.,
                                                                   Series 4, (Correctional Facilities)
                                                                   5.375%, 1-1-23
continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                             ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)
Boston GO, Series B,
     5.875%, 8-1-12 (AMBAC)                                                     1,032                  -             1,032
Boston GO, Series B,
     5.875%, 8-1-13 (AMBAC)                                                     1,028                  -             1,028
Massachusetts GO,
     Series A, (Consolidated Loan)
     5.40%, 11-1-06                                                             1,028                  -             1,028
Massachusetts Health and Education Auth.
     Rev., Series F, 6.25%, 7-1-12 (AMBAC)                                          -             1,088              1,088
Massachusetts Housing Finance Agency
     Rev., Series 1993 A, 6.375%, 4-1-21                                            -             1,133              1,133
Massachusetts Housing Finance Agency
     Rev., Series 1992 H, 6.75%, 11-15-12
     (FNMA)                                                                         -             1,786              1,786
Massachusetts Water Resources Auth. Rev.,
     Series B, 5.50%, 11-1-15                                                     981                  -               981
                                                                               ------             ------             ------
                                                                                4,069             4,007              8,076
                                                                               ------             ------             ------

Detroit Sewer Disposal Rev.,
      Series B, 5.25%, 7-1-21 (MBIA)                                            1,422                  -             1,422
University of Michigan Hospital Rev.,
     Series A, 5.75%, 12-1-12                                                   1,006                  -             1,006
                                                                               ------             ------             ------
                                                                                2,428                  -             2,428
                                                                               ------             ------             ------

Montana State Board Investment Payroll Tax
     Rev., 6.875%, 6-1-20(1)                                                    1,819                  -             1,819
                                                                               ------             ------             ------

Municipal Assistance Corp. Rev.,
     Series 67, 7.625%, 7-1-08                                                  1,096                  -             1,096
New York Local Government Assistance Corp.
     Rev., Series D, 6.75%, 4-1-07                                              1,111                  -             1,111
New York State Dorm Auth. Rev.
     City University, 6.00%, 7-1-26                                               992                  -               992
New York State Environmental Facilities Corp.
     Pollution Control Rev., Series E
     6.30%, 6-15-02                                                             1,083                  -             1,083
New York State Urban Development Corp. Rev.,
     Series 4, (Correctional Facilities)
     5.375%, 1-1-23                                                               906             1,813               2,719

continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                          Benham
Long-Term                       Long-Term         Pro Forma
Tax-Exempt                      Tax-Free          Combined
Fund                            Fund              Principal
Principal                       Principal         Amount
Amount                          Amount            (Note 1)

2,000                                -              2,000     New York State Urban Development Corp. Rev.,
                                                                   Series 6, (Correctional Facilities)
                                                                   5.375%, 1-1-15



North Carolina--1.5%
520                                  -                520     North Carolina Eastern Municipal Power
                                                                   Agency System Rev., Series A, 7.50%,
                                                                   1-1-10, Prerefunded 1-1-09 at 100% of Par(1)
1,000                                -              1,000     North Carolina Municipal Power Agency #1
                                                                   Rev., (Catawba Electric)
                                                                   6.00%, 1-1-10 (MBIA)



Ohio--1.2%
750                                  -                750     Ohio Higher Educational Facility Commission
                                                                   Rev., (Case Western Reserve University)
                                                                   6.50%, 10-1-20
500                                  -                500     Ohio Higher Educational Facility Commission
                                                                   Rev., (University of Dayton)
                                                                   5.80%, 12-1-14 (FGIC)



Pennsylvania--5.0%
1,125                           3,000               4,125     Pennsylvania Intergovernmental
                                                                   Cooperative Auth.
                                                                   Special Tax Rev., Series A
                                                                   5.00%, 6-15-22 (MBIA)
1,000                                -              1,000     Philadelphia Gas Works Rev.,
                                                                   15th Series, 5.375%, 8-1-07 (FSA)
1,000                                -              1,000     Philadelphia Water & Wastewater Rev.,
                                                                   5.25%, 6-15-23 (MBIA)



Puerto Rico--0.5%
500                                  -                500     Puerto Rico Commonwealth, GO, 6.45%, 7-1-17

continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                            ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)
New York State Urban Development Corp. Rev.,
     Series 6, (Correctional Facilities)
     5.375%, 1-1-15                                                             1,870                  -             1,870
                                                                               ------             ------             ------
                                                                                7,058             1,813              8,871
                                                                               ------             ------             ------

North Carolina Eastern Municipal Power
     Agency System Rev., Series A, 7.50%,
     1-1-10, Prerefunded 1-1-09 at 100% of Par(1)                                 620                  -               620
North Carolina Municipal Power Agency #1
     Rev., (Catawba Electric)
     6.00%, 1-1-10 (MBIA)                                                       1,074                  -             1,074
                                                                               ------             ------             ------
                                                                                1,694                  -             1,694
                                                                               ------             ------             ------

Ohio Higher Educational Facility Commission
     Rev., (Case Western Reserve University)
     6.50%, 10-1-20                                                               848                  -               848
Ohio Higher Educational Facility Commission
     Rev., (University of Dayton)
     5.80%, 12-1-14 (FGIC)                                                        503                  -               503
                                                                               ------             ------             ------
                                                                                1,351                  -             1,351
                                                                               ------             ------             ------

Pennsylvania Intergovernmental
     Cooperative Auth.
     Special Tax Rev., Series A
     5.00%, 6-15-22 (MBIA)                                                      1,016             2,709              3,725
Philadelphia Gas Works Rev.,
     15th Series, 5.375%, 8-1-07 (FSA)                                          1,014                  -             1,014
Philadelphia Water & Wastewater Rev.,
     5.25%, 6-15-23 (MBIA)                                                        938                  -               938
                                                                               ------             ------             ------
                                                                                2,968             2,709              5,677
                                                                               ------             ------             ------

Puerto Rico Commonwealth, GO, 6.45%, 7-1-17                                       533                  -               533
                                                                               ------             ------             ------

continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                        Benham
Long-Term                     Long-Term         Pro Forma
Tax-Exempt                    Tax-Free          Combined
Fund                          Fund              Principal
Principal                     Principal         Amount
Amount                        Amount            (Note 1)

Rhode Island--3.0%
-                              11,000              11,000     Rhode Island Clean Water Safe
                                                                   Drinking, 6.70%, 1-1-15 (AMBAC)
1,000                           1,000               2,000     Rhode Island Depositors Economic
                                                                   Protection Corp.
                                                                   Special Obligation Rev., Series A
                                                                   6.25%, 8-1-16 (MBIA)



South Carolina--3.5%
-                               1,000               1,000     Columbia Water and Sewer Rev.,
                                                                   7.10%, 2-1-01,  Prerefunded at
                                                                   102% of Par(1)
-                               1,500               1,500     Piedmont Municipal Power Agency
                                                                   Electric Rev., 6.75%, 1-1-19 (FGIC)
-                                 860                 860     Piedmont Municipal Power Agency
                                                                   Electric Rev. Refunding, Series 1991 A,
                                                                   6.50%, 1-1-16 (FGIC)
-                                 140                 140     Piedmont Municipal Power Agency
                                                                   Electric Rev. Refunding, Series 1991 A,
                                                                   6.50%,  1-1-16(1)



Texas--8.6%
1,000                                -              1,000     Alliance Airport Auth. Special Facilities Rev.,
                                                                   (American Airlines Project), 7.00%, 12-1-11
1,000                                -              1,000     Denton Utility System Rev.,
                                                                   Series A, 5.95%, 12-1-14 (MBIA)
-                                 600                 600     Lower Colorado River Auth. Rev
                                                                   Refunding, 5.25%, 1-1-15(1)
-                               2,000               2,000     San Antonio Electric and Gas System
                                                                   Rev., 5.54%, 2-1-09 (FGIC)(2)
-                               1,000               1,000     Tarrant County Health Facility Rev.,
                                                                   Series A, 6.75%, 9-1-12 (AMBAC)
2,500                           1,960               4,460     Texas Municipal Power Agency Rev.,
                                                                   Series A, 6.75%, 9-1-12 (AMBAC)



continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                            ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)


Rhode Island Clean Water Safe
     Drinking, 6.70%, 1-1-15 (AMBAC)                                                -             1,213              1,213
Rhode Island Depositors Economic
     Protection Corp.
     Special Obligation Rev., Series A
     6.25%, 8-1-16 (MBIA)                                                       1,086             1,086              2,172
                                                                               ------             ------             ------
                                                                                1,086             2,299              3,385
                                                                               ------             ------             ------

Columbia Water and Sewer Rev.,
     7.10%, 2-1-01,  Prerefunded at
     102% of Par(1)                                                                 -             1,120              1,120
Piedmont Municipal Power Agency
     Electric Rev., 6.75%, 1-1-19 (FGIC)                                            -             1,748              1,748
Piedmont Municipal Power Agency
     Electric Rev. Refunding, Series 1991 A,
     6.50%, 1-1-16 (FGIC)                                                           -               965                965
Piedmont Municipal Power Agency
     Electric Rev. Refunding, Series 1991 A,
     6.50%,  1-1-16(1)                                                              -               158                158
                                                                               ------             ------             ------
                                                                                    -             3,991              3,991
                                                                               ------             ------             ------

Alliance Airport Auth. Special Facilities Rev.,
     (American Airlines Project), 7.00%, 12-1-11                                1,100                  -             1,100
Denton Utility System Rev.,
     Series A, 5.95%, 12-1-14 (MBIA)                                            1,033                  -             1,033
Lower Colorado River Auth. Rev
     Refunding, 5.25%, 1-1-15(1)                                                    -               590                590
San Antonio Electric and Gas System
     Rev., 5.54%, 2-1-09 (FGIC)(2)                                                  -             1,024              1,024
Tarrant County Health Facility Rev.,
     Series A, 6.75%, 9-1-12 (AMBAC)                                                -             1,061              1,061
Texas Municipal Power Agency Rev.,
     Series A, 6.75%, 9-1-12 (AMBAC)                                            2,774             2,175              4,949
                                                                               ------             ------             ------
                                                                                4,907             4,850              9,757
                                                                               ------             ------             ------
continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                        Benham
Long-Term                     Long-Term         Pro Forma
Tax-Exempt                    Tax-Free          Combined
Fund                          Fund              Principal
Principal                     Principal         Amount
Amount                        Amount            (Note 1)

Utah--1.1%
-                               1,000               1,000     Salt Lake City Hospital Rev. Refunding,
                                                                   Series A, (Intermountain Health
                                                                   Corporation), 8.125%, 5-15-15(1)

Virginia--3.0%
-                               1,000               1,000     Hampton Industrial Development Auth.
                                                                   Rev., Series A, (Sentara General
                                                                   Hospital), 6.50%, 11-1-12
500                                  -                500     Norfolk Hospital Development Auth.
                                                                   Rev., (Children's Hospital),
                                                                   7.00%, 6-1-11, Prerefunded 6-1-01
                                                                   at 102% of Par (AMBAC)(1)
-                               1,750               1,750     Virginia State Housing Development Auth.
                                                                   Rev., Series F, (Single Family Mortgage),
                                                                   7.10%, 1-1-17



Washington--6.6%
-                               1,405               1,405     Port of Seattle Rev., 7.50%, 12-1-00 ,
                                                                   Prerefunded at 102% of Par
                                                                   (AMBAC)(1)
-                               1,625               1,625     Seattle Metropolitan Sewer Rev.,
                                                                   Series T, 6.875%, 1-1-13
-                               1,000               1,000     Washington Public Power Supply
                                                                   System Rev., Series 1990 C,
                                                                   5.70%, 7-1-12 (AMBAC)
-                               1,000               1,000     Washington State GO, Series A,
                                                                   6.75%, 2-1-15
1,000                                -              1,000     Washington State GO,
                                                                   Series B, 5.375%, 5-1-08
1,000                                -              1,000     Washington State Public Power Supply Rev.,
                                                                   Series A, (Nuclear Project #1)
                                                                   5.75%, 7-1-12 (MBIA)



Wisconsin--3.1%
1,180                                -              1,180     Winneconne Community School
                                                                   District GO, 6.75%, 4-1-14 (FGIC)
-                               1,900               1,900     Wisconsin State Clean Water Rev.,
                                                                   6.875%, 6-1-11




continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                         ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)

Salt Lake City Hospital Rev. Refunding,
     Series A, (Intermountain Health
     Corporation), 8.125%, 5-15-15(1)                                               -             1,198              1,198
                                                                               ------             ------             ------
Hampton Industrial Development Auth.
     Rev., Series A, (Sentara General
     Hospital), 6.50%, 11-1-12                                                      -             1,044              1,044
Norfolk Hospital Development Auth.
     Rev., (Children's Hospital),
     7.00%, 6-1-11, Prerefunded 6-1-01
     at 102% of Par (AMBAC)(1)                                                    560                  -               560
Virginia State Housing Development Auth.
     Rev., Series F, (Single Family Mortgage),
     7.10%, 1-1-17                                                                  -             1,849              1,849
                                                                               ------             ------             ------
                                                                                  560             2,893              3,453
                                                                               ------             ------             ------

Port of Seattle Rev., 7.50%, 12-1-00 ,
     Prerefunded at 102% of Par
     (AMBAC)(1)                                                                     -             1,589              1,589
Seattle Metropolitan Sewer Rev.,
     Series T, 6.875%, 1-1-13                                                       -             1,740              1,740
Washington Public Power Supply
     System Rev., Series 1990 C,
     5.70%, 7-1-12 (AMBAC)                                                          -             1,002              1,002
Washington State GO, Series A,
     6.75%, 2-1-15                                                                  -             1,151              1,151
Washington State GO,
     Series B, 5.375%, 5-1-08                                                   1,019                  -             1,019
Washington State Public Power Supply Rev.,
     Series A, (Nuclear Project #1)
     5.75%, 7-1-12 (MBIA)                                                       1,006                  -             1,006
                                                                               ------             ------             ------
                                                                                2,025             5,482              7,507
                                                                               ------             ------             ------

Winneconne Community School
     District GO, 6.75%, 4-1-14 (FGIC)                                          1,285                  -             1,285
Wisconsin State Clean Water Rev.,
     6.875%, 6-1-11                                                                 -             2,196              2,196
                                                                               ------             ------             ------
                                                                                1,285             2,196              3,481
                                                                               ------             ------             ------

continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

                   ($ In Thousands)
     ------------------------------------------------
Benham                          Benham
Long-Term                       Long-Term         Pro Forma
Tax-Exempt                      Tax-Free          Combined
Fund                            Fund              Principal
Principal                       Principal         Amount
Amount                          Amount            (Note 1)

Wyoming--0.2%
220                                  -                220     Wyoming Community Development Auth. Rev.,
                                                                   Series B, (Single Family Mortgage),
                                                                   8.125%, 6-1-21 (FHA)

Total Municipal Bonds--98.8%


Short-Term Tax-Exempt Securities
Arizona--0.1%
-                                 100                 100     Phoenix Industrial Dev. Auth.
                                                                   Multifamily Housing Rev. Refunding,
                                                                   (Ventana Palms Apartments), VRDN, 3.60%
                                                                   11-6-1996, resets monthly,
                                                                   final maturity 2-1-24
California--0.4%
500                                  -                500     Ontario California Industrial Development
                                                                   Auth. Rev., Series A, (Erenberg Partners),
                                                                   4.00%, VRDN, 11-6-96, resets
                                                                   weekly, final maturity 9-1-08
                                                                   (LOC: Tokai Bank of California Ltd.)

New Jersey--0.7%
-                                 800                 800     New Jersey Economic Development
                                                                   Auth. Rev., Series 1984A,
                                                                   (Merck & Co., Inc.), VRDN, 4.00%,
                                                                   11-6-96, resets weekly,
                                                                   final maturity 10-1-19


Total Short-Term Tax-Exempt Securities--1.2%


TOTAL INVESTMENT SECURITIES--100.0%


continued





Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (Continued)
October 31, 1996 (Unaudited)

CONTINUATION OF COLUMN

                                                                                         ($ In Thousands)
                                                                                ------------------------------------------
                                                                               Benham              Benham              Pro
                                                                               Long-Term           Long-Term           Forma
                                                                               Tax-Exempt          Tax-Free            Combined
                                                                               Fund                Fund                Market
                                                                               Market              Market              Value
                                                                               Value               Value               (Note 1)


Wyoming Community Development Auth. Rev.,
     Series B, (Single Family Mortgage),
     8.125%, 6-1-21 (FHA)                                                         229                  -               229
                                                                               ------             ------             ------
                                                                               59,723            52,531            112,254
                                                                               ------             ------             ------



Phoenix Industrial Dev. Auth.
     Multifamily Housing Rev. Refunding,
     (Ventana Palms Apartments), VRDN, 3.60%
     11-6-1996, resets monthly,
     final maturity 2-1-24                                                          -               100                100

Ontario California Industrial Development
     Auth. Rev., Series A, (Erenberg Partners),
     4.00%, VRDN, 11-6-96, resets
     weekly, final maturity 9-1-08
     (LOC: Tokai Bank of California Ltd.)                                         500                  -               500


New Jersey Economic Development
     Auth. Rev., Series 1984A,
     (Merck & Co., Inc.), VRDN, 4.00%,
     11-6-96, resets weekly,
     final maturity 10-1-19
                                                                                    -               800                800
                                                                               ------             ------             ------
                                                                                  500               900              1,400
                                                                               ------             ------             ------

                                                                             $60,223            $53,431           $113,654
                                                                              =======            =======            =======

continued






Pro Forma Combining
Benham Long-Term Tax-Exempt Fund and
Benham Long-Term Tax-Free Fund
Schedule of Investments (continued)
October 31, 1996 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Indemnity Corp.
FGIC = Financial Guaranty Insurance Company
FHA = Federal Housing Authority
FNMA = Federal National Mortgage Association
FSA = Financial Security Association
GO = General Obligation
LOC = Letter of Credit
MBIA = Municipal Bond Insurance Association resets = The frequency with which a fixed-income security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
October 31, 1996.

(1)  Escrowed in U.S. Government Securities

(2) This security is a zero-coupon municipal bond. The yield to maturity at current market value is shown instead of a stated coupon rate. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

END SCHEDULE OF INVESTMENTS

                                  BY AND AMONG

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST,
                        AMERICAN CENTURY MUNICIPAL TRUST

                                       and

                       AMERICAN CENTURY MUTUAL FUNDS, INC.




                         DATED ------------------, 1997


                                TABLE OF CONTENTS




1. Transfer of Assets of the Acquired Funds.............................
2. Liquidating Distributions and Termination of the Acquired Fund.......
3. Valuation Times......................................................
4. Certain Representatins, Warranties and Agreements of the
     Acquired Company...................................................
5. Certain Representations, Warranties and Agreements of the
     Acquiring Companies................................................
6. Shareholder Action on Behalf of the Acquired Funds...................
7. Registration Statement and Proxy Solicitation Materials..............
8. Effective Times of the Reorganization................................
9. The Acquiring Companies' Conditions..................................
10. The Acquired Company's Conditions...................................
11. Tax Documents.......................................................
12. Further Assurances..................................................
13. Termination of Representations and Warranties.......................
14. Termination of Agreement............................................
15. Amendment and Waiver................................................
16. Governing Law.......................................................
17. Successors and Assigns..............................................
18. Beneficiaries.......................................................
19. Acquiring Company Liability.........................................
20. Acquired Companies Liability........................................
21. Notices.............................................................
22. Expenses............................................................
23. Entire Agreement....................................................
24. Counterparts........................................................



                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION made as of ----------------, 1997 by and among American Century Government Income Trust and American Century Municipal Trust, each a Massachusetts business trust (the "Acquiring Companies"), and American Century Mutual Funds, Inc., a Maryland corporation (the "Acquired Company").

         WHEREAS, the parties desire that substantially all of the assets and liabilities of the Acquired Company be transferred to, and be acquired and assumed by, corresponding portfolios of the Acquiring Companies in exchange for shares of the Acquiring Companies' portfolios which shall thereafter be distributed by the Acquired Company to the holders of shares of its portfolios, all as described in this Agreement (the "Reorganization");

         WHEREAS, the parties intend that the transfers of assets, assumptions of liabilities and distributions of shares in the Acquired Funds (as defined in Section 1.2) be treated as a tax-free reorganization under Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"); and

         WHEREAS, the parties intend that in connection with the Reorganization the Acquired Funds shall be terminated under state law and de-registered as described in this Agreement.

         NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, the Acquired Company and the Acquiring Companies agree as follows:

1.       TRANSFER OF ASSETS OF THE ACQUIRED FUNDS.

         1.1.     At the  Effective  Time of the  Reorganization  (as defined in
                  Section 8) with respect to the Acquired Funds, all property of every description, and all interests, rights, privileges and powers of the Acquired Funds other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 4.7 (such assets, the "Acquired Fund
                  Assets") shall be transferred and conveyed by the Acquired Funds to the Acquiring Companies on behalf of corresponding portfolios set forth in Section 1.2 (the "Acquiring Funds"), and shall be accepted by the Acquiring Companies on behalf of such Acquiring Funds, and the Acquiring Companies, on behalf of such Acquiring Funds, shall assume all known liabilities whether accrued, absolute, contingent or otherwise, of the Acquired Funds reflected in the calculation of such Acquired Funds' net asset values (the "Acquired Fund Liabilities"), so that at and after the Effective Time of the Reorganization with respect to the Acquired Funds: (i) all assets of the Acquired Funds shall become and be the assets of its Acquiring Funds; and (ii) all known liabilities of the Acquired Funds reflected as such in the calculation of an Acquired Fund's net asset value shall attach to the corresponding Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the extent as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, other investments, claims and receivables (including dividend and interest receivables) owned by an Acquired Fund, and any deferred or prepaid expenses shown as an asset on the Acquired Fund's books, at the Effective Time of the Reorganization of the Acquired Fund, and all good will, all other intangible property and all books and records belonging to the Acquired Fund. Recourse by any person for the Acquired Fund Liabilities assumed by the Acquiring Funds shall, at and after the Effective Time of the Reorganization of the Acquired Funds, be limited to the Acquiring Funds.

         1.2. The assets of the Acquired Funds shall be acquired by the Acquiring Funds identified below opposite its name, and the holders of the Acquired Funds shall receive the of common stock of the Acquiring Fund identified below opposite its name:

          Acquired Funds                          Acquiring Funds
          --------------                          ---------------
AMERICAN CENTURY MUTUAL FUNDS, INC.     AMERICAN CENTURY GOVERNMENT INCOME TRUST
   Short-Term Government Fund         Adjustable Rate Government Securities Fund
Intermediate-Term Government Fund         Intermediate-Term Treasury Fund

                                             AMERICAN CENTURY MUNICIPAL TRUST
   Limited-Term Tax-Exempt Fund                 Limited-Term Tax-Free Fund
Intermediate-Term Tax-Exempt Fund            Intermediate-Term Tax-Free Fund
     Long-Term Tax-Exempt Fund                    Long-Term Tax-Free Fund

         1.3. In exchange for the transfer of the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities, the Acquiring Companies shall simultaneously issue at the applicable Effective Time of the Reorganization to the Acquired Funds a number of full and fractional shares to the third decimal place of the Acquiring Funds specified in Section 1.2 all determined and adjusted as provided in this Agreement. The number of shares of the Acquiring Funds so issued will have an aggregate net asset value equal to the value of the Acquired Fund Assets that are represented by shares of the corresponding Acquired Funds, the holders of which shall receive shares of the Acquiring Funds, as specified in Section 1.2, all determined and adjusted as provided in this Agreement.

         1.4. The net asset value of such shares of the Acquiring Funds and the net asset value of the Acquired Funds shall be determined as of the applicable Valuation Time with respect to the Acquired Funds specified in Section 3.

         1.5. The net asset value of shares of the Acquiring Funds shall be computed in the manner set forth in the Acquiring Funds' then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Acquired Fund Assets to be transferred by the Acquired Company shall be computed by the Acquired Company and shall be subject to adjustment by the amount, if any, agreed to by the Acquiring Companies and the Acquired Company. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, each security shall be priced in accordance with the policies and procedures of the Acquiring Companies as described in their then current prospectuses and statement of additional information and adopted by the Acquiring Companies' Board of Trustees, which are and shall be consistent with the policies now in effect for the Acquired Company. Price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Companies, provided that such determination shall be subject to the approval of the Acquired Company.

2.       LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE ACQUIRED FUNDS.

         Immediately after the Effective Time of the Reorganization with respect to the Acquired Funds, the Acquired Funds shall distribute in complete liquidation pro rata to the record holders of its shares at the applicable Effective Time of the Reorganization the shares of the Acquiring Funds identified in Section 1.2 to be received by the record holders of such Acquired Funds. In addition, each shareholder of record of the Acquired Funds shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of the Acquired Funds that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions they receive from the Acquired Company, the Acquiring Companies shall record on their books the ownership of shares of the Acquiring Funds by the record holders of shares of the Acquired Funds identified in Section 1.2. All of the issued and outstanding shares of the Acquired Funds shall be redeemed and canceled on the books of the Acquired Company at the Effective Time of the Reorganization of the Acquired Funds and shall thereafter represent only the right to receive the shares of the Acquiring Funds identified in Section 1.2, and the Acquired Funds' transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization with respect to the Acquired Funds, the Acquired Company shall take all steps as shall be necessary and proper to effect the dissolution of the Acquired Funds under federal and state law. After the Effective Time of the Reorganization with respect solely to the Acquired Funds, the Acquired Company shall not conduct any business except in connection with the Acquired Funds' liquidation and dissolution.

3.       VALUATION TIMES.

         Subject to Section 1.5 hereof, the Valuation Time for the Reorganization with respect to the Acquired Funds shall be as set forth in the Acquired Funds' prospectuses, on such date as may be agreed in writing by the duly authorized officers of both parties hereto.

4.       CERTAIN  REPRESENTATIONS,  WARRANTIES  AND  AGREEMENTS  OF THE ACQUIRED
         COMPANY.

         The Acquired Company, on behalf of itself and the Acquired Funds, represents and warrants to, and agrees with, the Acquiring Companies as follows:

         4.1. The Acquired Company is a Maryland corporation duly created pursuant to its Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the State of Maryland. The Acquired Funds are registered with the Securities and Exchange Commission (the "SEC") as open-end management investment companies under the 1940 Act and such registration is in full force and effect.

         4.2. It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

         4.3. This Agreement has been duly authorized, executed and delivered by the Acquired Company, and represents the Acquired Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquired Company's Articles of Incorporation, By-laws, or any agreement or arrangement to which it is a party or by which it is bound.

         4.4. The Acquired Funds have elected to qualify and have qualified as "regulated investment companies" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since their first taxable years; have been such regulated investment companies at all times since the end of their first taxable years when they so qualified; and qualifies and shall continue to qualify as regulated investment companies until the
                  Effective Time of the Reorganization with respect to the Acquired Funds.

         4.5. All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Fund Assets or properly shown to be due on any return filed by any Acquired Funds with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Fund Assets.

         4.6. The financial statements of the Acquired Funds for the fiscal year ended October 31, 1996, examined by Baird, Kurtz & Dobson, independent certified public accountants, copies of which have been previously furnished to the Acquiring Companies, present fairly the financial position of the Acquired Funds as of October 31, 1996 and the results of its operations for the year then ending, in conformity with generally accepted accounting principles.

         4.7. Prior to the Valuation Time, the Acquired Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to their shareholders all of their investment company taxable income, if any, for the taxable periods or years ended on or before the Acquired Funds' most recent fiscal year end, and for the periods from said date to and including the Effective Time of the Reorganization applicable to the Acquired Funds (computed without regard to any deduction for dividends paid), and all of their net capital gain, if any, realized in taxable periods or years ended on or before each Acquired Fund's fiscal year end and for the period from said date to and including the Effective Time of the Reorganization applicable to the Acquired Funds.

         4.8. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Funds, there shall be no known liabilities of the Acquired Funds, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding shares.

         4.9. There are no legal, administrative or other proceedings pending or, to the Acquired Company's knowledge threatened, against the Acquired Company or the Acquired Funds which could result in liability on the part of the Acquired Company or the Acquired Funds.

         4.10. Subject to the approvals of shareholders, at both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Funds, it shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets of such Acquired Funds and, upon delivery and payment for the Acquired Fund Assets as contemplated herein, the Acquiring Funds shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

         4.11. No consent, approval, authorization or order of any court or mutual authority is required for the consummation by the Acquired Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, the rules and regulations under those Acts, and state securities laws.

         4.12. Insofar as the following relate to the Acquired Company, the registration statement filed by the Acquiring Companies on Form N-14 relating to the shares of the Acquiring Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Company and the prospectuses of the Acquiring Companies with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at each Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Company for use in the N-14 Registration Statement.

         4.13. All of the issued and outstanding shares of the Acquired Funds have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of the Acquired Funds has any preemptive right of subscription or purchase in respect of such shares.

5.       CERTAIN  REPRESENTATIONS,  WARRANTIES  AND  AGREEMENTS OF THE ACQUIRING
         COMPANIES.

         The Acquiring Companies, on behalf of themselves and the Acquiring Funds, represent and warrant to, and agree with, the Acquired Company as follows:

         5.1. They are each a Massachusetts business trust duly created pursuant to a Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and are validly existing under the laws of, and duly authorized to the Commonwealth of Massachusetts. The Acquiring Funds are registered with the SEC as open-end management investment companies under the 1940 Act and such registrations are in full force and effect.

         5.2. They have the power to own all of their properties and assets and to carry out and consummate the transactions contemplated herein, and have all necessary federal, state and local authorizations to carry on their business as now being conducted and to consummate the transactions contemplated by this Agreement.

         5.3. This Agreement has been duly authorized, executed and delivered by the Acquiring Companies, and represents the Acquiring Companies valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquiring Companies' Declarations of Trust or By-laws or any agreement or arrangement to which it is a party or by which they are bound.

         5.4. The Acquiring Funds, other than the Limited-Term Tax-Free Fund, have elected to qualify, and have qualified, as "regulated investment companies" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since their first taxable years; the Acquiring Funds, other than the
                  Limited-Term Tax-Free Fund, have been such regulated investment companies at all times since the end of their first taxable years when they so qualified and intend to continue to qualify as regulated investment companies; and the Limited-Term Tax-Free Fund will elect to qualify as a regulated investment company and intend to continued to qualify as a regulated investment company.

         5.5. The financial statements of the Acquiring Funds for their fiscal years ended March 31, 1996 with respect to the
                  Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund and May 31, 1996 with respect to the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund, examined by KPMG Peat Marwick LLP, copies of which have been previously furnished to the Acquired Company, present fairly the financial position of the Acquiring Funds as of March 31, 1996 and May 31, 1996, respectively, and the results of their operations for the years then ending, in conformity with generally accepted accounting principles.

         5.6. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquiring Funds, there shall be no known liabilities of the Acquiring Funds, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its shares to be issued pursuant to this Agreement.

         5.7. There are no legal, administrative or other proceedings pending or, to their knowledge, threatened against the Acquiring Companies or the Acquiring Funds which could result in liability on the part of the Acquiring Companies or the Acquiring Funds.

         5.8. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Companies of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, and state securities laws.

         5.9. Insofar as the following relate to the Acquiring Companies, the N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at each Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Companies for use in the N-14 Registration Statement.

         5.10. The shares of the Acquiring Funds to be issued and delivered to the Acquired Funds for the account of record holders of shares of the Acquired Funds pursuant to the terms hereof shall have been duly authorized as of the Effective Time of the Reorganization applying to the Acquiring Funds and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Companies shall have any preemptive right of subscription or purchase in respect thereto.

6.       SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED FUNDS.

         6.1. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the
                  Effective Time of the Reorganization applicable to the Acquired Funds and as a condition to the Reorganization, the Board of Directors of the Acquired Company shall call, and the Acquired Company shall hold, a meeting of the shareholders of the Acquired Funds for the purpose of considering and voting upon:

                  6.1.1. Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

                           6.1.1.1. The  transfer of the  Acquired  Funds Assets
                                    belonging  to  the  Acquired   Funds  to  an
                                    Acquiring  Funds,  and the assumption by the
                                    Acquiring   Funds  of  the  Acquired   Funds
                                    Liabilities  of  such  Acquired   Funds,  in
                                    exchange for shares of the Acquiring Funds, as set forth in Section 1.2;

                           6.1.1.2. The   liquidation   of  the  Acquired  Funds
                                    through  the   distribution  to  its  record
                                    holders of shares of the shares of Acquiring
                                    Funds as described in this Agreement; and

                  6.1.2. Such other matters as may be determined by the Board of Directors or authorized officers of the parties.

         6.2. Approval of this Reorganization Agreement by the shareholders of the Acquired Funds shall constitute the waiver of the application of any fundamental policy of the Acquired Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

7.       REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS.

         The Acquiring Companies shall file the N-14 Registration Statement under the 1933 Act, and the Acquired Company shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. The Acquiring Companies and the Acquired Company have cooperated and shall continue to cooperate with the other, and have furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-14 Registration Statement.

8.       EFFECTIVE TIMES OF THE REORGANIZATION.

         Delivery of the Acquired Fund Assets of the Acquired Funds and the shares of the Acquiring Funds to be issued pursuant to Section 1 and the liquidation of the Acquired Funds pursuant to Section 2 shall occur at the opening of business on the next business day following the Valuation Time applicable to the Acquired Funds, or on such other date, and at such place and time and date, as may be determined by the President or any Vice President of each party hereto. The respective date and time at which such actions are taken with respect to the Acquired Funds are referred to herein as the "Effective Time of the Reorganization." To the extent any Acquired Fund Assets are, for any reason, not transferred at the applicable Effective Time of the Reorganization, the Acquired Company shall cause such Acquired Funds Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

9.       THE ACQUIRING COMPANIES' CONDITIONS.

         The obligations of the Acquiring Companies hereunder with respect to the Acquiring Funds shall be subject to the following conditions precedent:

         9.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Funds, in the manner required by law.

         9.2. The Acquired Company shall have duly executed and delivered to the Acquiring Companies such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of the Acquired Company and the Acquired Funds in and to the Acquired Funds Assets of the Acquired Funds. The Acquired Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

         9.3. All representations and warranties made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Funds, there shall have been no material adverse change in the financial position of the Acquired Funds since October 31, 1996 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         9.4. The Acquiring Companies shall have received an opinion of Dechert Price & Rhoads addressed to the Acquiring Companies and the Acquired Company in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Funds, substantially to the effect that for federal income tax purposes: (i) the transfers of all of the Acquired Funds Assets hereunder, and the assumption by the Acquiring Funds of Acquired Fund Liabilities, in exchange for shares of the Acquiring Funds, and the distribution of said shares to the shareholders of the Acquired Funds, as provided in this Agreement, will each constitute a reorganization within the meaning of Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Code and with respect to each reorganization, the Acquired Funds and the Acquiring Funds will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Funds as a result of such transactions; (iii) in accordance with
                  Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Funds as a result of such transactions; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Funds on the distribution to them by the Acquired Funds of shares of the Acquiring Funds in exchange for their shares of the Acquired Funds; (v) in accordance with
                  Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of the Acquired Funds will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transactions; (vi) in accordance with Section 362(b) of the Code, the basis of the Acquired Fund Assets to the Acquiring Funds will be the same as the basis of the Acquired Fund Assets in the hands of the Acquired Funds immediately prior to the exchange; (vii) in accordance with Section 1223(1) of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and (viii) in accordance with Section 1223(2) of the Code, the holding period of the Acquiring Funds with respect to the Acquired Fund Assets will include the period for which the Acquired Fund Assets were held by the Acquired Funds.

         9.5. With respect only to the reorganization of the Short-Term Government Fund and Adjustable Rate Government Securities Fund, the Acquiring Company shall have submitted to the shareholders of the Adjustable Rate Government Securities Fund, and such shareholders shall have approved, a revised name, investment objective and investment strategies to those identical to the Short-Term Government Fund.

         9.6. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

         9.7. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Companies, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

         9.8. The President or a Vice President of the Acquired Company shall have certified that the Acquired Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

10.      THE ACQUIRED COMPANY'S CONDITIONS.

         The obligations of the Acquired Company hereunder with respect to the Acquired Funds shall be subject to the following conditions precedent:

         10.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Funds, in the manner required by law.

         10.2. All representations and warranties of the Acquiring Companies made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Funds, there shall have been no material adverse change in the financial condition of the Acquiring Funds since March 31, 1996 with respect to the Adjustable Rate Government Securities Fund and Intermediate-Term Treasury Fund and May 31, 1996 with respect to the Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         10.3. The Acquired Company shall have received an opinion of Dechert, Price & Rhoads, addressed to the Acquiring Companies and the Acquired Company in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Funds, with respect to the matters specified in Section 9.4.

         10.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of the Acquiring Companies, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

         10.5. The Acquired Company shall not sell or otherwise dispose of any shares of the Acquiring Funds to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

         10.6. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

         10.7. The President or a Vice President of the Acquiring Companies shall have certified that the Acquiring Companies have performed and complied in all material respects with each of their agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

11.      TAX DOCUMENTS.

         The Acquired Company shall deliver to the Acquiring Companies at the Effective Time of the Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Acquired Fund Assets then delivered to the Acquiring Funds in accordance with the terms of this Agreement.

12.      FURTHER ASSURANCES.

         Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

13.      TERMINATION OF REPRESENTATIONS AND WARRANTIES.

         The representations and warranties of the parties set forth in this Agreement shall terminate at the Effective Time of the Reorganization.

14.      TERMINATION OF AGREEMENT.

         14.1. This Agreement may be terminated as to one or more investment portfolios prior to the Effective Time of the Reorganization by the Boards of Trustees of the Acquiring Companies or the Board of Directors of the Acquired Company, as provided below:

                  14.1.1. By the Acquiring Companies, or either of them, if the conditions set forth in Section 9 are not satisfied as specified in said Section;

                  14.1.2. By the Acquired Company if the conditions set forth in Section 10 are not satisfied as specified in said Section;

                  14.1.3.  By the mutual consent of the parties.

         14.2. If a party terminates this Agreement as to any investment portfolio because one or more of its conditions precedent have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other; provided, however, that if such termination is by the Acquiring Companies, or either of them, pursuant to Section 14.1.1 as a result of a breach by the Acquired Company of any of its representations, warranties or covenants in this Agreement, or such termination is by the Acquired Company pursuant to Section 14.1.2 as a result of a breach by the Acquiring Companies, or either of them, of any of their representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party's right to damages on account of such other party's breach.

15.      AMENDMENT AND WAIVER.

         At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Acquired Company,
         (a) the parties hereto may, by written agreement authorized by their respective Board of Directors or Trustees, as the case may be, or their respective Presidents or any Vice Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and executed by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

16.      GOVERNING LAW.

         This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of Massachusetts without giving effect to the conflicts of law principles otherwise applicable therein.

17.      SUCCESSORS AND ASSIGNS.

         This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

18.      BENEFICIARIES.

         Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

19.      ACQUIRING COMPANIES LIABILITY.

         19.1. The name "American Century Government Income Trust and "American Century Municipal Trust" and "Trustees of American Century Government Income Trust" and "Trustees of American Century Municipal Trust" refer respectively to the trusts created and the trustees, as trustees but not individually or personally, acting from time to time under Declarations of Trust dated May 1, 1984, which are hereby referred to and copies of which are on file at the office of the State
                  Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquiring Companies. The obligations of the Acquiring Companies entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Companies personally, but bind only the trust property, and all persons dealing with any portfolio of the Acquiring Companies must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Acquiring Companies.

         19.2. Both parties specifically acknowledge and agree that any liability of the Acquiring Companies under this Agreement with respect to the Acquiring Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds, shall be discharged only out of the assets of the particular Acquiring Funds and that no other portfolio of the Acquiring Companies, if any, shall be liable with respect thereto.

20.      ACQUIRED COMPANY LIABILITY.

         20.1. Both parties specifically acknowledge and agree that any liability of the Acquired Company under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquired Funds, shall be discharged only out of the assets of that particular Acquired Fund and that no other portfolio of the Acquired Company shall be liable with respect thereto.

21.      NOTICES.

         All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

        If to American Century Government Income Trust, American Century
            Municipal Trust or American Century Mutual Funds, Inc.:

                                    Pat Looby
                                4500 Main Street
                           Kansas City, Missouri 64111

22.      EXPENSES.

         Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne by American Century Investment Management, Inc. or one or more of its affiliates.

23.      ENTIRE AGREEMENT.

         This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

24.      COUNTERPARTS.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.


AMERICAN CENTURY GOVERNMENT INCOME TRUST

ATTEST:



----------------------------------------- By:----------------------------


AMERICAN CENTURY MUNICIPAL TRUST

ATTEST:



----------------------------------------- By:----------------------------


AMERICAN CENTURY MUTUAL FUNDS, INC.

ATTEST:



----------------------------------------- By:----------------------------


[back cover]
                            [american century logo]
                                    American
                                  Century(sm)


9706           [recycled logo]
SH-BKT-8970       Recycled